UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                      Registrant is making a filing for 14 of its series, Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each series had a June 30 fiscal year end except Wells Fargo CoreBuilder Shares – Series M Fund, which had a December 31 fiscal year end.

Date of reporting period: March 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.26%
California : 95.07%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$305,000	$328,555
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Health Revenue)	2.50	7-1-2019	2,250,000	2,242,260
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	7-1-2014	910,000	916,789
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,042,770
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,127,774
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	837,040
ABAG Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,032,556
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	586,605
Adelanto CA School District CAB Series B (GO, National Insured) ¤	0.00	9-1-2018	2,870,000	2,315,688
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,603,310
Alameda County CA Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	596,514
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,176,760
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,113,680
Albany CA Limited Obligation Improvement Bonds Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,319,968
Alhambra CA Police Facilities Assessment District #91-1 (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	1,765,000	1,999,657
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,986,850
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	296,887
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2017	155,000	153,834
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2018	475,000	483,783
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2020	1,605,000	1,679,825
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,020,803
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	9-1-2014	500,000	512,065
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	967,811
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	410,000	411,394
Baldwin Park CA Unified School District BAN (GO) ¤	0.00	8-1-2014	500,000	499,655
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, National Insured)	5.00	8-1-2017	1,070,000	1,087,163
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.97	4-1-2045	5,000,000	5,057,750
Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	4,098,258
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2015	1,500,000	1,486,770
California (GO) ±	4.00	12-1-2027	9,000,000	9,879,840
California (GO, Ambac Insured)	5.00	10-1-2016	10,000	10,040
California (GO)	5.00	10-1-2021	6,795,000	8,052,211
California (Miscellaneous Revenue)	5.00	9-1-2022	2,240,000	2,652,653
California (GO)	5.00	11-1-2022	2,500,000	2,962,675
California (Miscellaneous Revenue)	5.00	9-1-2023	10,730,000	12,717,303
California (GO)	5.00	10-1-2023	8,400,000	9,959,124
California (GO)	5.25	10-1-2022	2,750,000	3,310,120

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	2.00%	6-1-2014	$350,000	$350,840
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2015	360,000	368,597
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2016	370,000	384,223
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	394,721
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	418,973
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2014	225,000	225,286
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	233,105
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	427,039
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	442,643
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	115,000	115,478
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,603,244
California Economic Recovery Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	4,423,960
California Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	229,484
California Health Facilities Financing Fellowship Homes Incorporated (Health Revenue, Cal-Mortgage Insured)	5.00	9-1-2019	1,135,000	1,287,805
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	1,130,000	1,133,605
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	235,000	244,391
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	935,000	966,809
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	520,000	543,811
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	280,000	288,366
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	8-1-2015	400,000	401,248
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC/FHA/VA Insured)	4.10	2-1-2015	700,000	702,177
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	4,668
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,475,000	1,567,586
California HFA Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-2015	475,000	490,699
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	801,283
California HFFA Catholic Healthcare West Series C (Health Revenue, National Insured) ±(m)(n)	0.07	7-1-2022	5,300,000	5,008,500
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	1,000,000	1,012,090
California HFFA Catholic Healthcare West Series I (Health Revenue) ±	4.95	7-1-2026	1,790,000	1,810,138
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	320,000	337,859
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,851,472
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,275,460
California Municipal Finance Authority Charter School Albert Einstein Acadamies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	823,386
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.16	11-1-2027	5,000,000	5,015,250
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,477,342
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	5.13	7-1-2031	1,000,000	1,003,450
California PFOTER (GO, National Insured, Dexia Credit Local SPA) ø	0.38	2-1-2025	6,130,000	6,130,000
California PFOTER DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	7,930,000	7,930,000

2

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39%	8-1-2027	$4,985,000	$4,985,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,511,710
California Public Works Board Department of Corrections Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,565,000	1,690,388
California Public Works Board Department of Corrections Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,806,675
California Public Works Board Department of Corrections Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2015	605,000	618,243
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-1-2015	640,000	645,165
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, National Insured)	5.50	6-1-2015	370,000	378,381
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,007,780
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,167,580
California Public Works Board Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,463,213
California School Cash Reserve Program Authority Series E (Miscellaneous Revenue)	2.00	4-1-2014	2,250,000	2,250,068
California School Cash Reserve Program Authority Series O (Miscellaneous Revenue)	2.00	12-31-2014	3,000,000	3,027,960
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	400,000	411,720
California School Finance Authority Partnerships to Uplift Communities Valley Project Series A (Education Revenue)	5.35	8-1-2024	1,200,000	1,201,728
California Series E (GO) ±	0.94	12-1-2029	5,000,000	5,013,600
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	2,021,460
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	480,564
California Statewide CDA (Education Revenue)	5.88	7-1-2022	2,395,000	2,584,325
California Statewide CDA American Baptist Homes West (Housing Revenue)	2.10	10-1-2019	2,930,000	2,931,231
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	1,195,000	1,219,904
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	726,061
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	1,500,000	1,494,930
California Statewide CDA Certificate of Participation (Health Revenue, American Capital Access Radian Insured)	4.00	6-1-2015	325,000	338,007
California Statewide CDA Certificate of Participation Health Facilities Series A (Miscellaneous Revenue, National Insured)	5.50	9-1-2014	255,000	260,184
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2014	545,000	556,576
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,044,350
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,062,310
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.10	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, Ambac Insured)	4.00	10-1-2014	400,000	407,552
California Statewide CDA Henry Mayo Newhall Memorial Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	557,035
California Statewide CDA Henry Mayo Newhall Memorial Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	437,624
California Statewide CDA Henry Mayo Newhall Memorial Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	551,245
California Statewide CDA Kaiser Permanente Series B (Health Revenue) ±	3.90	8-1-2031	750,000	756,705
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,508,040
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.56	9-6-2035	5,400,000	5,400,000

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.56%	12-14-2016	$6,400,000	$6,400,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	436,883
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2014	190,000	191,951
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2015	235,000	242,297
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2016	145,000	151,616
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2017	150,000	157,355
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2018	235,000	246,292
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.50	9-1-2019	240,000	254,582
California Statewide CDA Redwoods Project (Health Revenue, Cal-Mortgage Insured)	3.00	11-15-2018	400,000	414,432
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2014	800,000	813,192
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	910,000	975,293
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,114,660
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,576,290
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	413,649
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2015	400,000	410,616
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	418,984
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	423,424
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	441,212
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	436,775
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	317,028
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	564,505
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	370,076
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	410,681
Chula Vista CA Certificate of Participation (Miscellaneous Revenue, National Insured)	4.50	8-1-2016	430,000	432,872
Chula Vista CA Certificate of Participation Refunding Police Facility Project (Miscellaneous Revenue)	4.50	10-1-2018	690,000	777,333
Chula Vista CA Certificate of Participation Refunding Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2019	675,000	781,286
Chula Vista CA Certificate of Participation Refunding Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	828,720
Clovis CA PFA (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2015	375,000	394,463
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,702,390
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,446,689
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,094,980
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	455,350
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,354,715
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	8-1-2014	1,130,000	1,134,949
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	155,000	165,022
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	2,900,000	2,898,376
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	2,890,961

4

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.47%	3-1-2034	$2,000,000	$2,001,340
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.00	9-1-2015	220,000	223,375
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	458,848
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.75	9-1-2017	470,000	489,082
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	3.00	9-1-2018	475,000	497,824
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	345,000	349,785
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,155,558
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	342,477
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	466,161
Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,115,046
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,210,000	1,417,781
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2022	1,285,000	1,510,145
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	474,968
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	489,982
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	497,484
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	690,000	690,966
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,087,630
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,223,609
El Dorado CA Irrigation District & Water Agency Series A (Miscellaneous Revenue, National Insured)	5.00	3-1-2017	500,000	500,200
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2015	1,265,000	1,288,276
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2017	1,400,000	1,404,564
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2020	1,635,000	1,638,139
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,272,123
Escondido CA Union High School District CAB (GO, National Insured) ¤	0.00	5-1-2016	3,335,000	3,235,917
Fontana CA PFA (Miscellaneous Revenue, Ambac Insured)	5.25	9-1-2017	1,015,000	1,036,011
Fontana CA RDA Jurupa Hills Project Series A (Tax Revenue)	5.50	10-1-2017	50,000	50,722
Fontana CA RDA Sierra Corridor Commercial Project (Tax Revenue, National Insured)	4.50	9-1-2015	825,000	864,592
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	7,750,000	8,476,485
Fowler CA Unified School District School Facilities Improvement District #1 (GO, National Insured)	5.20	7-1-2020	1,730,000	1,921,857
Fresno CA Unified School District Series C (GO, National Insured)	5.80	2-1-2015	475,000	495,853
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,020,052
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	599,759
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	663,454
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	722,928
Fullerton CA School District Financing Authority (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	470,853
Fullerton CA School District Financing Refunding Senior Lien Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	435,172
Garden Grove CA Agency for Community Development (Tax Revenue, Ambac Insured)	5.25	10-1-2016	600,000	601,602
Golden Empire CA Schools Finance Authority Kern High School District Project (Miscellaneous Revenue) ±	0.36	5-1-2014	2,000,000	1,999,860
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	2-1-2015	200,000	207,858

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75%	8-1-2015	$265,000	$281,377
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	146,120
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	163,068
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2015	100,000	98,687
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2016	155,000	149,538
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	165,000	154,714
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	313,275
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	741,265
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	761,054
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	783,308
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ø	0.91	10-1-2036	9,000,000	9,000,360
Horicon CA Elementary School District (GO, Ambac Insured)	4.00	8-1-2014	295,000	297,953
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	838,690
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2014	490,000	498,433
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	282,061
Industry CA PFA Tax Allocation Revenue Bond (Tax Revenue, National Insured)	4.00	5-1-2018	1,000,000	1,007,780
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2014	1,000,000	1,023,280
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2015	1,500,000	1,596,795
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	9,000,000	9,000,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	2,500,000	2,562,875
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,163,170
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,447,006
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-2018	1,195,000	1,231,388
Kern CA Community College District Certificate of Participation (Miscellaneous Revenue)	4.00	4-1-2014	1,485,000	1,485,000
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2015	150,000	146,666
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2016	155,000	147,478
La Quinta CA Financing Authority Series A (Tax Revenue, Ambac Insured)	5.25	9-1-2015	940,000	959,120
La Quinta CA RDA Successor Tax Allocation La Quinta Redevelopment Project Areas 1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,322,374
La Quinta CA RDA Successor Tax Allocation La Quinta Redevelopment Project Areas 1 & 2 Series B (Tax Revenue)	5.00	9-1-2020	1,045,000	1,196,274
Lake Elsinore CA PFFA (Tax Revenue, Ambac Insured)	4.00	9-1-2016	1,830,000	1,938,885
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,459,064
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2014	675,000	678,132
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2015	750,000	757,620
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.50	8-1-2014	750,000	757,553
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.75	8-1-2015	585,000	608,342
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,740,317
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,330,238
Long Beach CA Harbor AMT Series A (Airport Revenue, National Insured)	5.00	5-15-2016	500,000	525,390
Long Beach CA Senior Refunding Bonds Series B (Airport Revenue)	4.00	6-1-2014	995,000	1,000,980
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	987,200

6

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00%	9-1-2014	$255,000	$259,511
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	395,625
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	5.50	12-1-2018	2,225,000	2,293,931
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,290,740
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,121,094
Los Angeles CA Unified School District Certificate of Participation Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,886,378
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,745,150
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2014	200,000	207,548
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2015	1,835,000	1,995,893
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,719,638
Los Angeles County CA Certificate of Participation CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	647,467
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	880,000	896,808
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,983,200
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	9-1-2014	690,000	703,593
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,715,000	1,837,280
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	438,260
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	584,665
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	2,063,109
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,894,617
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,880,431
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	618,473
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,083,180
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,122,777
Lynwood CA Unified School District CAB (GO) ¤	0.00	8-1-2014	2,000,000	1,996,680
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,196,395
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2015	1,020,000	1,051,538
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,150,653
Merced CA Union High School CAB Series A (GO, National Insured) ¤	0.00	8-1-2019	2,190,000	1,927,463
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.38	2-1-2025	10,955,000	10,955,000
Modesto CA Irrigation District Electric Refunding Revenue Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	587,230
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	775,750
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	819,553
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	857,456
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	889,418
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	8-15-2014	1,000,000	1,017,870

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Mount Pleasant CA Elementary School District CAB Election of 1998 Series S (GO, Ambac Insured) ¤	0.00%	9-1-2014	$1,070,000	$1,067,924
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	957,461
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,013,341
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,087,710
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,047,530
Newhall CA School District (Miscellaneous Revenue) ¤	0.00	8-1-2018	15,680,000	14,809,603
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	9,000,000	8,679,150
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,271,003
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	306,079
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	373,370
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	670,366
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	683,213
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	693,401
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,114,560
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, Ambac Insured)	5.50	10-1-2014	680,000	694,776
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25	1-1-2017	1,885,000	2,074,160
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,521,004
Oakland CA Unified School District (GO, National Insured)	4.00	8-1-2015	185,000	192,160
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2015	500,000	525,950
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2016	530,000	554,242
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	656,646
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	558,873
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	4.00	8-1-2014	435,000	439,733
Oakland CA Unified School District Alameda County Election of 2012 (GO)	4.00	8-1-2015	3,725,000	3,871,095
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2016	3,425,000	3,711,947
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2017	2,250,000	2,462,963
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	230,166
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,259,902
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,276,689
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,314,990
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	666,006
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	2,064,586
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,559,216
Pacifica CA Certificate of Participation City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	745,000	786,236
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,327,603
Palm Springs CA Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-2014	430,000	432,206
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	291,276

8

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50%	9-2-2016	$330,000	$339,184
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	435,078
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	477,356
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	828,263	848,514
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	244,163
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	833,501
Palomar Pomerado CA Health System CAB (GO, National Insured) ¤	0.00	8-1-2017	2,000,000	1,886,200
Patterson CA Joint Unified School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2015	140,000	136,364
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2014	450,000	451,782
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2015	600,000	605,808
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2016	635,000	642,544
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	671,374
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	415,688
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	869,324
Pittsburg CA Redevelopment Agency Tax Allocation Los Medanos Community Development Project Series A (Tax Revenue, National Insured)	5.00	8-1-2018	900,000	906,903
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2018	555,000	607,481
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	636,219
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	683,598
Pleasant Valley CA Unified School District Ventura County PFOTER (GO, National Insured, Dexia Bank SPA) ø	0.41	8-1-2031	4,140,000	4,140,000
Pomona CA Public Financing Authority Revenue Unrefunded Balance Merfed Redevelopment (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,139
Pomona Valley CA Educational Joint Powers Refunding (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2016	805,000	862,026
Pomona Valley CA Educational Joint Powers Refunding (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,774,515
Poway CA Community Facilities District #88-1 Parkway Business (Tax Revenue)	3.63	8-15-2014	1,100,000	1,111,187
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	4.50	6-15-2014	580,000	581,833
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	5.25	6-15-2017	1,190,000	1,194,843
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	654,213
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	789,254
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	360,829
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	537,135
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	486,720
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	326,418
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	199,437
Poway CA Unified School District PFA Tranche Series B (Lease Revenue, AGM Insured, Dexia Credit Local SPA) ¤	0.00	12-1-2042	2,080,000	2,074,218
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-2014	620,000	625,735
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	695,446

9

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50%	9-1-2016	$725,000	$763,693
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	219,440
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	316,965
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	387,334
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.38	6-30-2014	1,060,000	1,066,689
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.75	6-30-2015	630,000	650,985
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-2020	535,000	454,445
Riverside CA Community Facilities District #88-1 Series A (Tax Revenue) ±	4.00	9-1-2014	1,025,000	1,039,022
Riverside CA PFA Local Measure A Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	964,990
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,887,038
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	691,162
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	536,937
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2016	2,395,000	2,288,015
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	857,690
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50	10-1-2015	130,000	136,050
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	5.00	10-1-2014	1,000,000	1,019,240
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	878,413
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	857,726
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	952,963
Robla CA School District Series B (GO, National Insured) ¤	0.00	8-1-2018	715,000	643,572
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,037,500
Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	7-1-2014	1,000,000	1,010,890
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,195,415
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,348,530
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	945,337
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	886,058
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	934,960
Sacramento CA Regional Art Facilities Financing Authority Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	4.10	9-1-2015	150,000	150,350
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	570,250
Sacramento County CA Certificate of Participation Public Facilities Project (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	440,000	465,388
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,136,260

10

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00%	7-1-2015	$1,075,000	$1,123,450
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	461,678
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	1,115,000	1,172,891
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10-1-2014	1,425,000	1,458,089
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,255,420
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,008,837
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	456,384
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2018	460,000	528,476
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	1,969,102
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-2014	355,000	358,120
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	377,399
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	403,324
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	371,710
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	574,561
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	9-1-2014	665,000	676,737
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2015	2,215,000	2,255,202
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	415,860
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	216,351
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2018	525,000	554,757
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	955,490
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	566,815
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	632,117
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2014	125,000	126,510
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	332,063
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2018	400,000	453,200
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	567,840
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	419,989
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	8-1-2014	500,000	506,205
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.00	8-1-2015	910,000	957,229
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,024,180
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,830,000	2,798,813
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,983,317
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,763,924
San Jose CA Airport Series B PUTTER (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.18	9-1-2030	5,000,000	5,000,000
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, National Insured)	5.00	9-1-2015	1,000,000	1,011,130
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,831
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	404,216

11

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.54%	8-1-2018	$1,035,000	$1,044,098
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2017	900,000	941,571
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	550,000	581,306
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project (Tax Revenue, National Insured)	4.50	8-1-2015	500,000	501,270
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,136,194
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	875,688
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,819,714
San Juan CA Basin Authority Ground Water Recovery Project (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2016	1,150,000	1,154,761
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	113,531
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	113,800
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2015	430,000	442,268
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	463,472
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	473,769
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,087,630
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, National Insured)	6.50	7-1-2015	205,000	213,860
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	239,701
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,144,430
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue, National Insured)	4.00	7-1-2014	500,000	503,640
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,534,982
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,346,860
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	543,431
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	554,766
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	718,681
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,144,760
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	828,278
Santa Margarita CA Water District Community Facilities District #99-1 (Tax Revenue, National Insured)	4.50	9-1-2021	705,000	738,925
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, Ambac Insured) ¤	0.00	8-1-2014	920,000	918,473
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	496,215
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	576,714
Simi Valley CA Unified School District Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	550,000	597,306
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	471,537
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	359,453
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	796,681

12

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
South Gate CA PFA Southgate Redevelopment Project #1 (Tax Revenue, Ambac Insured)	5.25%	9-1-2019	$1,365,000	$1,382,336
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,344,298
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,390,434
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,528,733
South Placer CA Wastewater Authority Series D (Water & Sewer Revenue) ±	0.89	11-1-2014	3,200,000	3,205,376
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,892,090
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,075
Southern Mono Healthcare District (GO)	3.00	8-1-2015	550,000	563,541
Southern Mono Healthcare District (GO)	3.00	8-1-2016	615,000	637,115
Southern Mono Healthcare District (GO)	3.00	8-1-2017	300,000	311,196
Southern Mono Healthcare District (GO)	4.00	8-1-2019	845,000	913,234
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	428,940
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	441,316
Successor Agency Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,228,621
Successor Agency Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2023	2,550,000	2,942,981
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	492,568
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	448,040
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	655,475
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	812,505
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	619,223
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	963,195
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	682,032
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured) %%	4.50	9-1-2025	160,000	168,288
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured) %%	5.00	9-1-2021	310,000	350,796
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured) %%	5.00	9-1-2022	300,000	337,515
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured) %%	5.00	9-1-2023	265,000	297,097
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured) %%	5.00	9-1-2025	150,000	164,142
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	686,856
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	684,234
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	600,000	682,596
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	157,253
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	315,402

13

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00%	9-1-2018	$555,000	$583,372
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	621,002
Sweetwater CA Union High School Public Financing Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	1,500,000	1,706,250
Sweetwater CA Union High School Public Financing Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,144,370
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	3.00	9-1-2014	400,000	403,772
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	396,268
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	411,827
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	422,079
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	915,579
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,238,337
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,306,225
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	1,335,000	1,338,564
Turlock CA Health Facility Certificate of Participation Emanuel Medical Center (Health Revenue)	5.00	10-15-2014	820,000	837,843
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,151,577
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	429,009
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	593,727
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	220,021
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	511,053
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	11,916,000
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	2,200,000	2,535,148
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	379,946
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	403,215
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	754,788
Val Verde CA Unified School District BAN (GO)	3.00	8-1-2018	5,000,000	5,199,700
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2015	500,000	524,615
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	840,347
Vallejo City CA Refunding Bonds Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,564,965
Vallejo City CA Unified School District Series A (GO, National Insured)	5.60	2-1-2016	1,080,000	1,167,599
Vallejo City CA Unified School District Series A (GO, National Insured)	5.90	2-1-2018	2,065,000	2,374,910
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	439,748
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	292,753
Victor Valley CA Joint Unified School District CAB Bonds (GO, AGM Insured) ¤	0.00	8-1-2015	280,000	277,880
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	909,092

14

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Washington Township CA Health Care District (Health Revenue)	5.00%	7-1-2018	$1,750,000	$1,754,060
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	975,000	984,692
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,236,994
West Contra Costa CA Unified School District (GO, National Insured) ¤	0.00	8-1-2015	500,000	495,590
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,161,386
West Contra Costa CA Unified School District Election of 2002 Series C (GO, National Insured)	4.25	8-1-2017	785,000	793,643
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	355,869
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	635,369
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	9-1-2014	250,000	253,235
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	211,000
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	274,347
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	279,852
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	286,099
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	296,847
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	334,515
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	596,534
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	612,334
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,973,582
				698,470,969

Colorado : 0.57%
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	1,200,000	1,200,000
University of Colorado Enterprise Systems Series 3840 PFOTER (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28	6-1-2025	3,000,000	3,000,000
				4,200,000

Guam : 0.25%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,856,628

Iowa : 0.24%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.00	12-1-2019	1,750,000	1,740,515

New York : 0.55%
Nassau NY Health Care Corporation RAN (Health Revenue)	2.25	1-15-2015	1,000,000	1,006,400
New York City NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.30	11-1-2022	3,000,000	3,000,000
				4,006,400

Puerto Rico : 2.44%
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,000,000	1,000,730
Puerto Rico HFA Capital Fund Modernization Subordinate Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,414,163
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,817,468
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2016	2,440,000	2,640,763
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2017	1,895,000	2,099,944
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,000,000	1,000,680

15

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority (Tax Revenue, National Insured)		5.25%	7-1-2014	$860,000	$860,120
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)		3.00	10-1-2018	855,000	785,223
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)		3.25	10-1-2019	880,000	800,791
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)		4.00	4-1-2014	1,000,000	1,000,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)		4.00	10-1-2017	830,000	806,237
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)		5.00	10-1-2016	790,000	794,606
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)		5.00	10-1-2016	2,400,000	2,453,688
University of Puerto Rico Refunding Bond Series Q (Education Revenue)		5.00	6-1-2016	500,000	428,020
					17,902,433

Virgin Islands : 0.14%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)		5.25	10-1-2016	1,000,000	1,021,200

Total Municipal Obligations (Cost $715,943,993)					729,198,145

		Yield		Shares
Short-Term Investments : 0.85%
Investment Companies : 0.85%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class ##(l)(u)		0.01		6,282,273	6,282,273

Total Short-Term Investments (Cost $6,282,273)					6,282,273

Total investments in securities (Cost $722,226,266) *	100.11%				735,480,418
Other assets and liabilities, net	(0.11)				(823,997)

Total net assets	100.00%				$734,656,421

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $722,225,805 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,145,446
Gross unrealized depreciation	(890,833)

Net unrealized appreciation	$13,254,613

16

Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation transactions

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$724,189,645	$5,008,500	$729,198,145
Short-term investments
Investment companies	6,282,273	0	0	6,282,273

	$6,282,273	$724,189,645	$5,008,500	$735,480,418

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.61%
California : 96.31%
ABC California Unified School District CAB Election of 1997 Series B (GO, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,373,970
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,603,310
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,514,030
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, Ambac Insured) ±	5.25	10-1-2021	3,000,000	3,267,750
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,083,189
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	4,709,096
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,039,717
Anaheim CA City School District Election of 2010 (GO, AGM Insured)	6.25	8-1-2033	1,290,000	1,506,269
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,147,204
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	6,238,000
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	1,380,000	1,384,692
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,212,000
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,592,500
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	3,778,332
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	2,105,000	2,238,941
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,153,440
California (GO)	5.25	8-1-2038	1,925,000	2,094,785
California (GO)	5.25	11-1-2040	3,000,000	3,260,280
California AMT Department of Veterans Affairs Series BZ (GO, National Insured)	5.35	12-1-2021	5,000	5,007
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,171,250
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,138,687
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series B (Health Revenue)	6.38	8-1-2034	1,000,000	1,020,620
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	1,425,000	1,430,928
California Educational Facilities Authority California Lutheran University (Education Revenue)	5.75	10-1-2038	2,215,000	2,343,293
California Educational Facilities Authority Claremont Graduate University Series A (Education Revenue)	5.00	3-1-2031	2,355,000	2,461,988
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	1,100,000	1,143,956
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	2,490,000	2,574,710
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	780,000	815,716
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	235,000	242,022
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,760,000	2,812,081
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	755,000	773,596
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,383,460
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,574,480
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	123,371
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,394,872
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-2039	3,000,000	3,151,170

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75%	8-15-2029	$2,150,000	$2,308,993
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,574,319
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,032,690
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,051,710
California Municipal Finance Authority Emerson College (Education Revenue)	5.00	1-1-2028	4,000,000	4,264,040
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	3,000,000	3,000,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	9,685,000	9,685,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	14,965,000	14,965,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,486,847
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,359,520
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,523,840
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,907,173
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,556,916
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,166,473
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	24,195,080
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,293,400
California Public Works Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,528,832
California Public Works Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,517,380
California Public Works Department of Mental Health Coalinga State Hospital Series A (Miscellaneous Revenue)	5.13	6-1-2029	3,145,000	3,171,041
California Refunding Bond (GO)	5.00	8-1-2025	5,000,000	5,533,750
California Refunding Bond Series B (GO) ±	1.21	5-1-2020	3,000,000	3,052,950
California School Finance Authority Educational Facilities Partnerships Uplifts Community Valley Project Series A (Education Revenue)	6.40	8-1-2034	1,390,000	1,402,760
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	915,000	916,620
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	3,000,000	3,251,790
California Statewide CDA Certificate of Participation Internext Group (Health Revenue)	5.38	4-1-2017	790,000	792,323
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,012,251
California Statewide CDA Poway RFH Housing Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,566,735
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,565,340
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,764,636
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	2,065,000	2,060,457
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	560,000	562,526
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	2,002,644
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,044,108
California Various Purposes (GO)	5.00	10-1-2029	7,000,000	7,757,400
California Various Purposes (GO)	5.25	4-1-2035	12,640,000	13,940,024

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Various Purposes (GO)	6.00%	4-1-2035	$2,140,000	$2,485,631
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,642,840
California Various Purposes (GO)	5.00	9-1-2032	5,100,000	5,593,221
California Various Purposes (GO)	5.00	6-1-2037	4,215,000	4,461,156
California Various Purposes (GO)	5.00	2-1-2038	5,000,000	5,361,050
California Various Purposes (GO)	5.13	4-1-2033	6,835,000	7,448,646
California Various Purposes (GO)	5.25	9-1-2028	5,000,000	5,740,450
California Various Purposes (GO)	5.25	10-1-2029	800,000	896,672
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,484,529
California Various Purposes (GO)	5.60	3-1-2036	8,715,000	9,829,038
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,863,424
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	3,907,077
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	27,290,734
Carson CA RDA Tax Allocation Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,140,000	1,154,102
Center California Unified School District CAB Series C (GO, National Insured) ¤	0.00	9-1-2021	5,000,000	3,928,950
Centinela Valley CA Union High School District Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	2,935,075
Centinela Valley CA Union High School District Election of 2008 Series C (GO) %%	5.00	8-1-2035	3,000,000	3,212,340
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	1,695,000	1,847,499
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	863,538
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	583,920
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,006,180
College of the Sequoias Tulare Area Improvement District # 3 California CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	655,570
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	1,040,803
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,202,073
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	205,000	218,255
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	3,850,000	3,847,844
Contra Costa County CA Community College District Election of 2006 (GO)	5.00	8-1-2038	3,250,000	3,529,923
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	200,000	249,562
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	4,510,000	5,136,619
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	1,485,000	1,353,518
El Dorado CA Irrigation District Revenue Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,211,560
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75	9-2-2014	500,000	501,780
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,752,520
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	4,863,300
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	2,455,000	2,490,450
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,808,734
Foothill/Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	8,815,280
Garden Grove CA Unified School District Election of 2010 Series C (GO)	5.25	8-1-2037	2,000,000	2,214,380
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,166,240
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2015	2,000,000	1,969,280
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,953,963

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Jamul-Dulzura CA Unified School District Series C (GO)	6.40%	8-1-2016	$80,000	$80,408
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	9,905,000	2,436,828
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,316,264
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2033	8,865,000	2,375,022
Kaweah CA Delta Health Care District Election of 2003 (GO, National Insured)	5.25	8-1-2028	5,370,000	5,461,236
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,602,270
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	2,635,000	2,769,464
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,152,320
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,109,920
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	930,000	981,262
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.61	11-15-2027	5,075,000	4,165,357
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (Industrial Development Revenue, Ambac Insured)	5.00	8-1-2030	5,000,000	5,068,550
Long Beach CA Unified School District CAB Election of 2008 Series B (GO) ¤	0.00	8-1-2035	2,000,000	702,240
Long Beach CA Unified School District Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	2,927,741
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,520
Los Angeles CA Community RDA Bunker Hill Project Series A (Tax Revenue, AGM Insured)	5.00	12-1-2027	2,000,000	2,056,960
Los Angeles CA Community Redevelopment Refunding Bond Grand Central Square Class B (Tax Revenue, Ambac Insured)	5.00	12-1-2022	1,200,000	1,197,408
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,422,104
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,664,393
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,642,522
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	65,000	75,878
Lynwood CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2033	5,000	5,342
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,236,480
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,276,653
Merced CA Community College School Facilities Improvement Project District #1 (GO, National Insured)	5.00	8-1-2031	1,635,000	1,730,108
Merced CA Union High School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,380,000	1,369,272
Merced CA Union High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2018	2,135,000	1,955,617
Montebello CA Unified School District Election of 2004 (GO, National Insured)	5.00	8-1-2030	3,175,000	3,378,105
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,178,000
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2024	1,610,000	1,104,718
Natomas CA Unified School District Series 1999 (GO, National Insured)	5.95	9-1-2021	1,000,000	1,139,310
Norco CA RDA Redevelopment Project Area #1 (Tax Revenue)	6.00	3-1-2036	500,000	539,905
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	10,000,000	8,519,600
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	65,261
Northern Inyo County CA Local Hospital District (GO, AGC Insured)	5.60	8-1-2035	20,000	20,471

4

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Norwalk Louisiana Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00%	8-1-2023	$1,500,000	$1,058,700
Oakland CA Unified School District Election of 2012 (GO)	5.50	8-1-2023	500,000	562,480
Oakland CA Unified School District Election of 2012 (GO)	6.63	8-1-2038	7,750,000	9,042,158
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	6.00	8-1-2015	490,000	501,642
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	290,000	296,464
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	511,120
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,573,098	1,611,560
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	899,125
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	725,000	802,227
Perris CA PFA Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,030,000	1,042,741
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,092,976
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	2,000,000	2,156,700
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,290,000	5,293,227
Pioneer CA Union Elementary School District Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	2,635,000	2,723,905
Pomona CA Unified School District Series A (GO, National Insured)	6.55	8-1-2029	2,480,000	3,071,579
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,599,568
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,228,842
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	1,459,833
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	9-1-2021	1,000,000	1,014,820
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-2026	3,320,000	1,997,843
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,495,050
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,705,400
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	11,460,000	6,432,613
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,633,272
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,082,817
Sacramento CA Unified School District Election of 2012 Series A (GO, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,075,530
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,229,620
Sacramento County CA Certificate of Participation Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,123,789
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,500,000	2,801,625
Sacramento County CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,212,478
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,817,560
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,817,210
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,229,480
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2031	4,000,000	4,501,160
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	4,001,983
San Diego CA PFFA Refunding Balance Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,371,196
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	618,190
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,061,548
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	592,894

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.31%	4-1-2036	$2,000,000	$1,985,380
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,346,380
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.50	8-1-2016	250,000	267,793
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.00	8-1-2014	385,000	389,012
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,566,850
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO)	5.63	8-1-2038	5,000,000	5,140,800
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.10	8-1-2033	3,000,000	3,458,010
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,977,960
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,047,936
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,900,793
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	974,301
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,038,168
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,209,356
San Rafael City CA High School District CAB Election of 2002 Series B (GO, National Insured) ¤	0.00	8-1-2023	1,260,000	914,445
Sanger CA Unified School District Refunding Bond (GO, National Insured)	5.60	8-1-2023	2,000,000	2,303,160
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,327,840
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	15,000,000	4,427,550
Santa Cruz County CA Live Oak School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.50	8-1-2029	1,000,000	1,088,870
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,390,094
Santa Rosa CA High School District (GO)	5.00	8-1-2024	1,005,000	1,153,921
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,090,820
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,015,090
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	568,140
South Gate CA PFA South Gate Redevelopment Project #1 (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2019	2,015,000	2,036,802
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	665,000	751,909
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.63	11-1-2038	5,000,000	3,887,350
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,108,090
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,491,311
Stockton CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2038	1,025,000	1,069,506
Torrance CA Certificate of Participation Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2034	1,310,000	1,318,921
Torrance CA Certificate of Participation Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	6-1-2034	2,690,000	2,709,422
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,153,030
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,316,410

6

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Turlock CA Irrigation District Revenue Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50%	1-1-2041	$2,000,000	$2,156,180
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	8,000,000	8,691,360
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	3,785,000	3,885,530
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,436,596
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	10,907,200
University of California General Revenue Bond Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,178,640
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50	12-1-2034	1,260,000	1,472,927
Vallejo CA Unified School District Refunding Bond Series A (GO, National Insured)	5.90	2-1-2017	1,000,000	1,122,560
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,082,500
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-2037	2,500,000	2,501,900
Walnut Valley CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	780,000	793,822
Washington Township CA Healthcare District Election of 2004 Series B (GO)	5.50	8-1-2038	1,500,000	1,699,695
West Contra Costa CA Healthcare District Certificate of Participation (Tax Revenue, Ambac Insured)	5.50	7-1-2029	3,420,000	3,428,721
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,534,437
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	4,760,460
West Contra Costa CA Unified School District Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,335,010
Wiseburn CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2027	1,525,000	845,003
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,617,447
				706,473,848

Guam : 0.35%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,028,390
Guam Government Waterworks Authority Water & Wastewater System Revenue (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,552,095
				2,580,485

Iowa : 0.27%
Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (Industrial Development Revenue)	5.50	12-1-2022	2,000,000	1,999,840

New York : 0.68%
New York NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2033	2,000,000	2,000,000
New York NY Transitional Finance Authority Subseries 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.30	11-1-2022	3,000,000	3,000,000
				5,000,000

Virgin Islands : 1.00%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	5,000,000	5,128,192
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	2,000,000	2,180,720
				7,308,912

Total Municipal Obligations (Cost $671,426,373)				723,363,085

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.95%
Investment Companies : 0.95%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##		0.01%	6,940,239	$6,940,239

Total Short-Term Investments (Cost $6,940,239)				6,940,239

Total investments in securities (Cost $678,366,612)*	99.56%			730,303,324
Other assets and liabilities, net	0.44			3,245,668

Total net assets	100.00%			$733,548,992

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $678,461,171 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$52,082,792
Gross unrealized depreciation	(240,639)

Net unrealized appreciation	$51,842,153

8

Wells Fargo Advantage California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$723,363,085	$0	$723,363,085

Short-term investments
Investment companies	6,940,239	0	0	6,940,239

	$6,940,239	$723,363,085	$0	$730,303,324

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 93.11%
Arizona : 1.28%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,036,880

California : 2.88%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,135,490
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,209,387
				2,344,877

Colorado : 83.96%
Adams & Arapahoe Counties CO Joint School District #28J Refunding Bonds Series 2012 (GO)	5.00	12-1-2023	1,185,000	1,396,309
Arapahoe & Douglas Counties CO Inverness Water & Sanitation District Series A (GO, Radian Insured)	4.60	12-1-2019	390,000	390,643
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38	12-1-2016	200,000	200,098
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	529,675
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	618,486
Aurora CO Certificate of Participation Refunding Bonds Series 2007A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,235,760
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,259,720
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,068,770
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	159,984
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	806,171
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,077,140
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,138,480
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,143,710
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	450,000	434,515
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	1,040,000	1,046,781
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,165,000	1,170,324
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,170,217
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	504,980
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	819,338
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	599,334
Colorado ECFA Pinnacle School Project K-8 (Education Revenue)	5.00	6-1-2023	275,000	302,437
Colorado ECFA Pinnacle School Project K-8 (Education Revenue)	5.00	6-1-2029	440,000	471,024
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,335,929
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,905,865
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,899,721
Colorado ECFA University Laboratory School Refunding Bonds Series 2004 (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-1-2024	1,355,000	1,360,027
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2027	1,000,000	1,089,470
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,051,780

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25%	10-1-2033	$1,000,000	$1,134,280
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-2025	900,000	936,729
Colorado Health Facilities Authority Mental Health Center of Denver Project Series 2014A and 2014B (Health Revenue)	5.50	2-1-2034	1,000,000	1,007,470
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,114,070
Colorado HFA SFMR Class I Series A (Housing Revenue, FHA/VA/HUD Insured)	5.50	11-1-2029	475,000	492,086
Colorado HFA SFMR Class III Series A3 (Housing Revenue)	5.25	5-1-2032	25,000	25,041
Colorado HFA SFMR Class III Series B3 (Housing Revenue)	5.25	5-1-2032	220,000	222,442
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	554,940
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes Senior Bonds Series 2014 (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,205,604
Colorado Partnership Prerefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2030	245,000	263,079
Colorado Partnership Unrefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2030	755,000	810,711
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,703,800
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,099,200
Colorado Regional Transportation District Fastracks Project Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,108,790
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,275,100
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	1,000,000	1,052,450
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	9-1-2018	40,000	40,160
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	9-1-2019	30,000	30,117
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	800,000	800,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	3,100,000	3,100,000
Denver CO City & County Airport System Series A (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,250,000	1,331,612
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,164,260
Denver CO City & County Excise Tax Series A (Tax Revenue, AGM Insured)	6.00	9-1-2021	2,000,000	2,347,780
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,221,255
Douglas & Elbert Counties CO Douglas County School District # 1 (GO, National Insured)	5.75	12-15-2022	1,000,000	1,039,330
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,561,932
Fort Collins CO Lease Certificate of Participation Series 2004A (Miscellaneous Revenue, Ambac Insured)	5.38	6-1-2025	1,000,000	1,008,730
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,325,277
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	768,325
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,078,580
La Plata County CO School District #9 (GO)	5.00	11-1-2024	1,180,000	1,355,195
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	205,000	217,880
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	326,622

2

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
University of Colorado Enterprise System Series A (Education Revenue)	5.00%	6-1-2026	$1,000,000	$1,131,700
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,240,080
				68,281,315

Guam : 1.92%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,028,390
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	529,895
				1,558,285

Maryland : 0.55%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	242,778
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	203,474
				446,252

Pennsylvania : 1.26%
Pennsylvania Higher Education Facilities Authority (Education Revenue)	5.00	7-1-2032	1,000,000	1,025,750

Virgin Islands : 1.26%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	1,000,000	1,025,640

Total Municipal Obligations (Cost $72,618,061)				75,718,999

	Yield		Shares
Short-Term Investments : 5.91%
Investment Companies : 5.91%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		4,810,231	4,810,231

Total Short-Term Investments (Cost $4,810,231)				4,810,231

Total investments in securities (Cost $77,428,292)*	99.02%			80,529,230
Other assets and liabilities, net	0.98			794,606

Total net assets	100.00%			$81,323,836

¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

*	Cost for federal income tax purposes is $77,427,905 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,400,817
Gross unrealized depreciation	(299,492)

Net unrealized appreciation	$3,101,325

4

Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$75,718,999	$0	$75,718,999
Short-term investments
Investment companies	4,810,231	0	0	4,810,231

	$4,810,231	$75,718,999	$0	$80,529,230

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 85.07%
Alabama : 2.66%
Jefferson County AL Project CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00%	10-1-2028	$1,000,000	$433,710
Jefferson County AL Warrants Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2036	1,000,000	248,760
				682,470

Arizona : 1.79%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	240,310
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	220,000	219,397
				459,707

California : 10.21%
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	170,000	173,361
California HFA Home Mortgage Revenue Bonds Series G (Housing Revenue)	4.95	8-1-2023	500,000	513,930
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	258,173
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	497,380
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	237,814
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	105,445
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	200,000	199,888
Paramount CA RDA Project Area 1 (Tax Revenue, National Insured) ¤	0.00	8-1-2026	500,000	252,255
Redondo Beach CA Unified School District Series E (GO) ¤	0.00	8-1-2031	540,000	384,313
				2,622,559

Colorado : 4.48%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	500,000	262,180
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2031	1,000,000	386,720
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes Senior Bonds Series 2014 (Transportation Revenue)	5.75	1-1-2044	500,000	502,335
				1,151,235

District of Columbia : 1.02%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	265,000	262,755

Florida : 4.69%
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	200,000	191,324
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	254,810
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	231,863
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	500,000	525,940
				1,203,937

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 1.56%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50%	9-15-2027	$360,000	$401,825

Guam : 1.07%
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	275,181

Idaho : 1.67%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	202,538
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	227,678
				430,216

Illinois : 6.25%
Chicago IL Board of Education CAB Series A (GO, AGM Insured)	5.00	12-1-2042	250,000	241,490
Chicago IL Series A (GO)	5.25	1-1-2023	500,000	543,855
Chicago IL O’Hare International Airport Revenue Series B (Airport Revenue)	6.00	1-1-2041	125,000	138,794
Lake County IL Community Unit School District #187 North Chicago Series A (GO, AGM Insured) ¤	0.00	1-1-2023	590,000	403,489
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	100,000	96,360
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	200,000	180,182
				1,604,170

Indiana : 0.82%
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	200,000	210,518

Iowa : 1.75%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.00	12-1-2019	250,000	248,645
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.50	12-1-2022	200,000	199,984
				448,629

Louisiana : 1.01%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	250,000	258,745

Michigan : 14.80%
Detroit MI Distribution Aid (GO)	4.50	11-1-2023	275,000	282,530
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2014	40,000	39,438
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	190,990
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	50,000	31,336
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	9,898
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	100,000	43,537
Detroit MI Sewage Disposal System (Water & Sewer Revenue, AGC/FGIC Insured)	5.50	7-1-2029	220,000	220,882
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	30,000	30,000
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2024	75,000	74,994
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.50	7-1-2024	100,000	99,527
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, National Insured) ±	4.50	7-1-2025	195,000	182,916

2

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	4.75%	7-1-2022	$165,000	$160,050
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2018	150,000	150,371
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2023	100,000	99,341
Detroit MI Water Supply System Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	50,000	49,089
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	245,695
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	310,000	281,486
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	227,482
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	129,994
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	234,775
Wayne Charter County MI Building Imports Series A (GO)	6.75	11-1-2039	1,000,000	1,015,830
				3,800,161

Nevada : 0.58%
Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,054

New Jersey : 2.80%
Camden County NJ Healthcare Redevelopment Revenue Cooper Health System Series A (Health Revenue)	5.00	2-15-2025	250,000	251,380
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	217,606
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	249,208
				718,194

New York : 3.21%
New York NY IDA (Industrial Development Revenue) ±(s)	7.63	8-1-2025	300,000	327,996
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue) %%	5.00	5-1-2034	250,000	247,180
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue) %%	5.50	5-1-2042	245,000	248,205
				823,381

Pennsylvania : 6.32%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	200,000	190,100
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	500,000	513,335
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	190,000	190,015
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.50	7-1-2026	100,000	96,283
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	250,000	255,485
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	378,570
				1,623,788

Puerto Rico : 6.16%
Puerto Rico Commonwealth (Miscellaneous Revenue, AGM Insured)	5.50	7-1-2015	50,000	50,416
Puerto Rico Commonwealth CAB (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2015	215,000	197,116

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50%	7-1-2016	$700,000	$711,319
Puerto Rico Electric Power Authority Series OO (Utilities Revenue, National Insured)	5.00	7-1-2014	45,000	45,003
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.27	7-1-2020	265,000	136,597
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	100,000	99,994
Puerto Rico Highway & Transportation Authority (Tax Revenue, AGM Insured)	5.50	7-1-2015	95,000	97,593
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Sacred Heart University (Education Revenue)	4.00	10-1-2023	250,000	217,485
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities International American University Project (Education Revenue)	5.00	10-1-2020	25,000	25,346
				1,580,869

Rhode Island : 1.89%
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	485,000	485,029

South Carolina : 1.24%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	119,902
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	200,000	197,816
				317,718

Tennessee : 0.52%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	120,000	132,840

Texas : 2.95%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	319,974
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	211,307
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	227,644
				758,925

Vermont : 0.66%
Burlington VT International Airport Project Series A (Airport Revenue)	4.00	7-1-2028	200,000	169,204

Washington : 1.01%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	259,538

West Virginia : 1.08%
West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	277,760

Wisconsin : 2.87%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	500,000	536,625

4

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin HEFA (Health Revenue)	6.88%	12-1-2023	$200,000	$200,182
				736,807

Total Municipal Obligations (Cost $21,501,956)				21,846,215

Short-Term Investments : 6.83%

	Yield		Shares
Investment Companies : 6.83%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		1,755,157	1,755,157

Total Short-Term Investments (Cost $1,755,157)				1,755,157

Total investments in securities (Cost $23,257,113)*	91.90%			23,601,372
Other assets and liabilities, net	8.10			2,079,149

Total net assets	100.00%			$25,680,521

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $23,257,113 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$570,015
Gross unrealized depreciation	(225,756)

Net unrealized appreciation	$344,259

5

Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$21,846,215	$0	$21,846,215
Short-term investments

Investment companies	1,755,157	0	0	1,755,157

	$1,755,157	$21,846,215	$0	$23,601,372

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 95.74%
Alabama : 0.81%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$3,030,166
Jefferson County AL Senior Lien Series C (Water & Sewer Revenue, AGM Insured) ±	0.01	10-1-2038	2,000,000	1,155,860
Jefferson County AL Sewer Revenue Warrants Series A (GO)	4.90	4-1-2021	4,470,000	4,781,514
Jefferson County AL Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2023	3,500,000	3,738,700
Mobile AL Industrial Development Board Alabama Power Company Series C (Industrial Development Revenue) ±	5.00	6-1-2034	3,000,000	3,123,720
				15,829,960

Alaska : 0.20%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	374,413
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,595,330
				3,969,743

Arizona : 1.44%
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	3,550,000	3,966,380
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,472,521
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	904,837
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,144,000
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,959,393
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2024	1,575,000	1,606,673
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2025	1,270,000	1,281,595
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2027	420,000	434,948
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2029	960,000	1,032,365
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,388,200
Pima County AZ IDA Series A (Education Revenue)	7.00	7-1-2021	775,000	806,543
Pima County AZ IDA Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,045,950
Pima County AZ Series A (Water & Sewer Revenue)	5.00	7-1-2022	500,000	591,235
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	620,000	650,324
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	2,000,000	2,237,980
Tempe AZ Series A (GO)	4.00	7-1-2019	2,160,000	2,430,454
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	100,000	100,791
				28,054,189

California : 14.89%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,570,000	5,025,198
Alhambra CA Police Facilities Assessment District #91-1 (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	7,360,000	8,338,512
California (GO)	5.25	3-1-2024	5,000,000	5,797,100
California (GO)	5.25	3-1-2030	1,440,000	1,632,787
California (GO)	6.00	3-1-2033	2,510,000	2,988,808
California DWR Power Supply Project (Utilities Revenue)	5.00	5-1-2021	1,500,000	1,729,920
California DWR Power Supply Project Series L (Utilities Revenue)	5.00	5-1-2019	5,000,000	5,903,600
California DWR Power Supply Project Sub Series F-5 (Utilities Revenue)	5.00	5-1-2022	7,135,000	8,188,625
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	2-1-2024	1,800,000	1,875,726

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00%	12-1-2019	$2,570,000	$2,858,380
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,192,970
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,639,174
California Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-2026	5,000,000	5,617,900
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,414,638
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	2,038,478
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,062,608
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,233,280
California Various Purposes (GO)	6.00	4-1-2038	7,000,000	8,141,280
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,169,550
Colton CA Public Financing Authority Series A (Utilities Revenue)	5.00	4-1-2022	1,000,000	1,135,260
Colton CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2030	125,000	56,783
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	1,565,000	695,470
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	927,648
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2025	1,065,000	655,838
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2026	1,250,000	725,750
Emery CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,208,930
Golden State Tobacco Securitization Corporation Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	7,500,000	4,632,750
Jurupa CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,795,000	2,077,659
Los Angeles CA Department of Airports Series A (Airport Revenue)	4.00	5-15-2019	2,000,000	2,255,980
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.00	8-1-2021	3,000,000	3,558,720
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.25	8-1-2023	7,725,000	8,907,466
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.00	7-1-2035	1,650,000	1,718,822
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	9-1-2019	1,925,000	2,160,235
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	9-1-2018	2,380,000	2,707,250
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2015	1,100,000	1,052,381
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,618,240
M-S-R California Energy Authority Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	6,545,600
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.38	2-1-2025	6,190,000	6,190,000
New Haven CA Unified School District CAB Project (GO, AGM Insured) ¤	0.00	8-1-2033	5,590,000	2,107,430
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	14,000,000	11,927,440
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,748,173
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,378,557
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	2,068,423
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2028	2,000,000	2,329,700
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2030	2,000,000	2,315,080
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,285,000	1,499,659
Oxnard CA School District Series A (GO, National Insured)	5.75	8-1-2030	1,825,000	2,103,477
Palo Alto CA Import Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2023	1,635,000	1,673,733
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,918,642
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,114,050

2

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Peralta CA Community College District Alameda County (GO)	5.00%	8-1-2023	$3,045,000	$3,537,285
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,447,510
Pomona CA Unified School District Series B (GO, AGM Insured)	4.00	8-1-2021	1,000,000	1,089,770
Pomona CA Unified School District Series B (GO, AGM Insured)	5.00	8-1-2022	1,000,000	1,157,380
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,000,000	2,321,440
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,415,000	1,128,988
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	1,000,000	1,115,110
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,192,874
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,195,260
San Diego CA Community College District Election of 2012 (GO)	5.00	8-1-2032	3,095,000	3,467,019
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	5-15-2021	2,170,000	2,533,974
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	6,124,400
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.31	4-1-2036	20,000,000	19,853,800
San Gorgonio CA Memorial Healthcare District (GO)	7.00	8-1-2029	2,000,000	2,341,100
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,133,768
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,410,677
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	1,000,000	1,195,340
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,708,600
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,634,535
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,333,340
Stockton CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,165,000	1,253,726
Stockton CA Unified School District (GO, AGM Insured)	5.00	8-1-2023	2,520,000	2,693,527
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,100,362
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,124,200
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	2,916,850
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	17,290,000	19,390,908
University of California Series Q (Education Revenue)	5.25	5-15-2024	2,155,000	2,451,679
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	323,763
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	495,085
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,016,587
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,374,919
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	286,905
West Basin CA Municipal Water District Certificate of Participation Refunding Bond Series B (Water & Sewer Revenue, AGM Insured)	5.00	8-1-2022	2,560,000	2,885,990
West Contra Costa CA University (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	2,730,235
West Contra Costa CA University (GO, AGM Insured)	5.25	8-1-2023	2,450,000	2,813,556
				290,644,142

Colorado : 0.48%
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	750,000	780,690
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	5,000,000	5,000,000
Denver CO City & County Series A (Tax Revenue, AGM Insured)	6.00	9-1-2023	2,800,000	3,286,892
North Range CO Metropolitan District # 1 (GO, ACA Insured)	5.00	12-15-2015	250,000	253,820
				9,321,402

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut : 1.32%
Connecticut Securities Industry & Financial Markets Association Series A (Miscellaneous Revenue) ±	1.05%	3-1-2025	$2,400,000	$2,359,536
Connecticut Series A (Miscellaneous Revenue) ±	0.91	3-1-2022	3,000,000	2,969,610
Connecticut Series A (Miscellaneous Revenue) ±	0.96	3-1-2023	3,000,000	2,956,200
Connecticut Series A (Miscellaneous Revenue) ±	1.01	3-1-2024	5,500,000	5,416,565
Connecticut Series A (Miscellaneous Revenue) ±	1.16	4-15-2019	2,300,000	2,348,507
Connecticut Series A (GO) ±	1.31	4-15-2020	3,300,000	3,358,608
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,308,470
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,300,393
Hamden CT (GO, AGM Insured)	5.00	8-15-2020	1,300,000	1,456,611
Hamden CT (GO, AGM Insured)	5.00	8-15-2021	1,000,000	1,120,970
Hamden CT (GO, AGM Insured)	5.00	8-15-2022	1,000,000	1,118,620
				25,714,090

District of Columbia : 0.86%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2022	500,000	588,065
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,157,370
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2024	1,675,000	1,920,538
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,003,683
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	2,974,293
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,749,027
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,381,288
				16,774,264

Florida : 4.96%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,648,620
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.71	6-1-2014	4,000,000	4,007,840
Cityplace FL Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,234,935
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,564,812
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2021	4,720,000	4,782,257
Florida Board of Governors Series A (Housing Revenue)	5.00	7-1-2026	2,275,000	2,445,853
Florida Board of Public Education Series A (Tax Revenue)	4.00	6-1-2021	1,000,000	1,095,310
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	2,570,000	2,579,792
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,044,900
Florida Municipal Loan Council (Tax Revenue, AGM Insured)	5.00	5-1-2022	1,000,000	1,124,800
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,873,275
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,075,430
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,091,000
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.50	12-1-2015	850,000	852,865
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,186,990
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,530,894
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	240,000	240,634
JEA Florida Electric System Revenue (Utilities Revenue)	5.00	10-1-2019	2,025,000	2,025,000

4

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00%	2-1-2019	$2,150,000	$2,432,575
Miami-Dade County FL Aviation Series A (Airport Revenue)	5.50	10-1-2019	3,000,000	3,551,940
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,083,010
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,796,556
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,944,124
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,707,258
Miami-Dade County FL School Board Certificates of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,375,900
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	794,934
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,301,227
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,422,280
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	981,234
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,098,100
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.41	8-1-2029	10,000,000	10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	7,460,000	8,472,919
Seminole County FL School Board Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.50	7-1-2014	1,180,000	1,194,951
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,629,700
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,103,407
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	998,559
University of North Florida Financing Corporation Housing Project (Miscellaneous Revenue, National Insured)	5.00	11-1-2016	2,315,000	2,532,263
University of South Florida Financing Corporation Certificate of Participation Master Lease Series A (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	1,000,000	1,039,600
				96,865,744

Georgia : 0.74%
Georgia Environmental Loan Acquisition Corporation Local Water Authority Loan Project (Miscellaneous Revenue)	4.00	3-15-2021	1,200,000	1,201,632
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	50,000	54,394
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,796,775
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,710,250
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,124,250
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,656,407
				14,543,708

Guam : 0.60%
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,042,450
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,288,661
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2014	1,635,000	1,675,205
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,038,960

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Guam (continued)
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25%	7-1-2020	$350,000	$387,202
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,586,825
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,097,130
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,603,035
				11,719,468

Idaho : 0.17%
University of Idaho Series 2011 (Education Revenue) ±	5.25	4-1-2041	2,860,000	3,269,981

Illinois : 16.62%
Champaign & Coles Counties IL Community College District # 505 Series A (GO)	4.00	12-1-2018	1,015,000	1,123,199
Chicago IL 2nd Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,575,109
Chicago IL Board of Education (GO)	5.00	12-1-2031	4,860,000	4,881,530
Chicago IL Board of Education (GO, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,673,068
Chicago IL Board of Education Benito Juarez Community Academy Series G (GO, National Insured)	6.00	12-1-2022	1,630,000	1,673,488
Chicago IL Board of Education School Reform Board CAB Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	1,000,000	746,210
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2018	10,850,000	9,740,262
Chicago IL Board of Education Series A3 (GO) ±	0.89	3-1-2036	10,000,000	9,879,300
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2021	7,685,000	8,000,085
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	11,034,986
Chicago IL CAB Project (GO, National Insured) ±	5.44	1-1-2018	1,725,000	1,843,766
Chicago IL Metropolitan Reclamation Series B (GO)	5.00	12-1-2025	2,500,000	2,772,575
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,816,816
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,591,628
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,469,990
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	794,866
Chicago IL Park District Series A (GO, National Insured)	5.00	1-1-2026	2,140,000	2,257,400
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,966,705
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2019	2,500,000	2,682,950
Chicago IL Series A (GO)	5.25	1-1-2022	3,135,000	3,433,421
Chicago IL Series A (GO)	5.25	1-1-2023	3,775,000	4,106,105
Chicago IL Series A (GO)	5.25	1-1-2028	1,750,000	1,808,118
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	5,750,000	5,788,353
Chicago IL Series A Prerefunded Balance (GO, National Insured) ±	5.65	1-1-2028	555,000	610,855
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,300,000	1,330,797
Chicago IL Series C (GO)	4.00	1-1-2020	1,505,000	1,602,720
Chicago IL Series C (GO)	5.00	1-1-2024	3,695,000	3,866,189
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	16,865,000	17,834,738
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	500,000	534,565
Chicago IL Transit Authority Capital Grant Receipts Series A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,200,940
Chicago IL Transit Authority Sales (Tax Revenue)	5.25	12-1-2027	2,600,000	2,845,830
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,212,818
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	4,124,080
Cook County IL Community College District #508 (GO)	5.25	12-1-2025	1,250,000	1,402,675
Cook County IL Community College District #508 (GO)	5.25	12-1-2027	1,295,000	1,434,044
Cook County IL Community College District #508 (GO)	5.25	12-1-2028	1,250,000	1,375,238
Cook County IL Community College District #508 (GO)	5.25	12-1-2030	3,000,000	3,262,890
Cook County IL Community College District #508 (GO)	5.25	12-1-2031	3,200,000	3,438,176
Cook County IL Series A (GO)	5.25	11-15-2022	7,240,000	8,170,412

6

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook County IL Series A (GO)	5.25%	11-15-2023	$7,680,000	$8,605,363
Cook County IL Series B (GO)	5.00	11-15-2023	600,000	675,126
Cook County IL Series C (GO)	5.00	11-15-2021	1,340,000	1,523,446
Du Page Cook & Will Counties IL Community College District #502 Series A (GO)	5.00	6-1-2022	2,650,000	3,108,662
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,120,354
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,097,330
Homer Glen Village IL Series A (GO)	4.00	12-1-2019	1,000,000	1,093,310
Homer Glen Village IL Series A (GO)	5.00	12-1-2021	1,015,000	1,129,238
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	890,000	938,113
Illinois (GO)	4.75	4-1-2020	2,650,000	2,855,746
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	619,445
Illinois (GO, Ambac Insured)	5.00	4-1-2020	3,000,000	3,115,890
Illinois (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,665,061
Illinois (Tax Revenue)	5.00	6-15-2023	16,800,000	19,654,824
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,604,950
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,332,031
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	1,445,000	1,449,508
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,877,513
Illinois Finance Authority (Education Revenue)	5.00	10-1-2023	1,000,000	1,137,670
Illinois Finance Authority Community Rehabilitation Series A (Health Revenue)	4.95	7-1-2014	305,000	305,043
Illinois Finance Authority DePaul University Series A (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	1,550,000	1,618,138
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,495,000	4,729,279
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-2015	135,000	143,988
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.00	2-1-2023	1,000,000	1,055,160
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,737,575
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,206,777
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	175,000	202,676
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	825,000	949,476
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	8,001,404
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	10,156,843
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	522,704
Illinois Series A (GO)	5.00	4-1-2023	4,500,000	5,041,350
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	1,355,000	1,360,339
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	5,033,765
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,850,770
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,211,424
Kane Cook & Du Page Counties IL School District #46 (GO)	4.50	1-1-2024	4,270,000	4,608,611
Kane County IL School District #129 (GO, National Insured)	5.00	2-1-2018	1,750,000	1,802,920
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, Ambac Insured)	5.00	1-1-2024	2,000,000	2,160,820
Kendall Kane & Will Counties IL Unified School District Series A (GO)	5.00	2-1-2023	1,000,000	1,124,660
McHenry & Kane Counties IL Community (GO)	5.63	1-15-2031	2,000,000	2,217,660
Metropolitan Pier Exposition Authority Illinois Hospitality Facilities (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.33	7-1-2026	10,000,000	10,000,000
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,987,751
Northern Illinois University Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,122,580
Northern Illinois University (Education Revenue, AGM Insured) %%	5.00	9-1-2022	1,325,000	1,480,370
Northern Illinois University (Education Revenue, AGM Insured) %%	5.00	9-1-2024	1,000,000	1,110,260
Schaumburg IL Series A (GO)	4.00	12-1-2022	1,575,000	1,743,005

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00%	3-1-2025	$1,975,000	$1,663,464
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,801,132
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,642,415
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2017	455,000	567,954
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2018	535,000	694,318
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	6,999,232
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,205,500
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,170,580
Will County IL Community Unified School District CAB (GO, National Insured) ¤	0.00	11-1-2018	9,730,000	8,761,476
				324,501,896

Indiana : 2.22%
Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, National Insured)	5.00	7-15-2014	100,000	101,382
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,091,770
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,471,307
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	6,008,995
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,781,632
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	663,876
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	4,911,300
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.10	11-15-2031	15,000,000	15,238,650
Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60	11-1-2016	5,900,000	6,466,400
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	710,000	755,547
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,021,098
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	726,326
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	800,528
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	304,514
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	819,018
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,154,360
				43,316,703

Iowa : 0.86%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.50	12-1-2022	6,000,000	5,999,520
Iowa Finance Authority PCFA Interstate Power (Industrial Development Revenue, FGIC Insured)	5.00	7-1-2014	1,500,000	1,516,755
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,344,820
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,960,106
				16,821,201

Kansas : 0.16%
Johnson County KS Unified School District (GO)	5.00	10-1-2026	1,295,000	1,457,276
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-2021	1,300,000	1,457,482
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-2014	305,000	295,926
				3,210,684

8

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kentucky : 0.55%
Kentucky Property & Buildings Commission Series A Project # 95 (GO)	5.00%	8-1-2019	$1,265,000	$1,471,069
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	578,130
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	789,880
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2021	750,000	554,888
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2022	1,000,000	688,560
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	563,662
University of Kentucky Certificate of Participation Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	5,720,075	6,131,406
				10,777,595

Louisiana : 1.73%
Ascension Parish Louisiana IDA Incorporated (Miscellaneous Revenue)	6.00	7-1-2036	4,000,000	4,139,880
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	5,000,000	5,075,350
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,151,170
Louisiana Local Government Environmental Facilities & CDA (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,260,000	1,301,265
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2014	200,000	201,974
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	107,597
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	163,740
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-2015	505,000	521,458
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	58,605
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2014	100,000	100,326
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2016	740,000	755,244
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2019	1,465,000	1,474,801
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2020	500,000	500,065
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,502,210
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2017	380,000	427,021
New Orleans LA Sewer Service (Water & Sewer Revenue, National Insured)	5.00	6-1-2016	400,000	401,356
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	750,513
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	12-1-2016	1,350,000	1,503,752
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	6-1-2020	740,000	741,798
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.63	6-1-2017	590,000	658,051
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,560,200
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.33	11-1-2040	8,615,000	8,615,000
				33,711,376

9

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.03%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00%	6-1-2027	$500,000	$516,550

Massachusetts : 1.54%
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,043,711
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,114,364
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	4-15-2019	1,050,000	1,170,729
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	686,069
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,250,080
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,203,860
Massachusetts HEFA Series G-6 (Health Revenue) ±	0.94	7-1-2038	14,000,000	14,006,440
Massachusetts HFA Series 125 (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,646,150
				30,121,403

Michigan : 5.91%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	5,240,000	5,569,596
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	595,000	647,187
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,204,240
Detroit MI City School District (GO, FGIC/Qualified School Board Loan Fund Insured)	6.00	5-1-2021	2,205,000	2,570,765
Detroit MI District Aid (GO)	5.00	11-1-2014	1,000,000	1,020,220
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,272,430
Detroit MI District Aid (GO)	5.00	11-1-2019	1,500,000	1,634,535
Detroit MI District Aid (GO)	5.00	11-1-2020	2,700,000	2,926,233
Detroit MI Series A-1 (GO, National Insured)	5.00	4-1-2019	100,000	96,264
Detroit MI Sewage Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	10,000,000	10,644,900
Detroit MI Sewage Disposal System Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	3,130,000	3,184,587
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	3,050,000	3,101,484
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2021	2,610,000	2,639,571
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGC/National Insured) ±	5.25	7-1-2022	1,885,000	1,893,219
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	2,250,000	2,195,708
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	1,050,000	1,053,602
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2020	4,000,000	3,976,400
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2021	3,000,000	2,955,900
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2022	1,500,000	1,485,015
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	2,000,000	1,988,200
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,607,528
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,079,525
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,281,123
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	1,942,481

10

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Flint MI International Academy Public School Project (Education Revenue)	5.00%	10-1-2017	$360,000	$369,166
Hazel Park MI School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,349,022
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,085,110
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,949,798
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,934,398
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,122,884
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	3,086,050
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,538,040
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	442,272
Michigan Finance Authority (Health Revenue)	5.00	11-15-2025	500,000	540,400
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	858,656
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,496,261
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	1,535,000	1,665,107
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,360,000	1,422,954
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	104,296
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,131,341
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.96	5-1-2029	9,970,000	9,970,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	955,000	974,654
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	860,000	816,355
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,563,049
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25	5-1-2030	3,000,000	3,202,140
Western MI University (Education Revenue)	5.25	11-15-2027	600,000	665,844
Western MI University (Education Revenue)	5.25	11-15-2029	1,000,000	1,092,290
Western MI University (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	809,303
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,664,925
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	536,425
				115,361,453

Minnesota : 0.64%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,186,140
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	5,007,448
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,471,634
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,706,000
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	400,000	410,028
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	545,000	641,312
				12,422,562

Mississippi : 0.63%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,432,418

11

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Mississippi (continued)
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00%	9-1-2030	$10,000,000	$10,789,900
				12,222,318

Missouri : 0.27%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,540,000	2,723,782
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	870,000	899,606
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	795,000	823,366
Ozark MO Certificate of Participation Community Center Project (Miscellaneous Revenue)	4.50	9-1-2014	170,000	172,144
Ozark MO Certificate of Participation Community Center Project (Miscellaneous Revenue)	4.55	9-1-2016	225,000	227,383
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	495,954
				5,342,235

Nebraska : 0.23%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,079,750
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	582,825
Nebraska Central Plains Energy Project Project #3 (Utilities Revenue)	5.00	9-1-2027	2,790,000	2,926,598
				4,589,173

Nevada : 1.71%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,286,280
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,017,080
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,282,480
Clark County NV Las Vegas McCarran International Airport Series A-2 (Airport Revenue, Ambac Insured)	5.00	7-1-2027	3,500,000	3,802,260
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	7,500,000	7,960,875
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,245,414
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	536,465
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	840,000	843,083
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	710,000	705,371
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	915,000	897,075
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	192,312
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,641,739
				33,410,434

New Hampshire : 0.14%
New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,680,000	2,796,285

New Jersey : 5.16%
Atlantic City NJ (GO)	5.00	11-1-2021	3,220,000	3,562,061
Camden County NJ Import Authority Series A (Miscellaneous Revenue)	5.00	9-1-2021	1,455,000	1,682,751
Camden County NJ Import Authority Series A (Miscellaneous Revenue)	5.00	9-1-2022	1,245,000	1,443,677

12

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00%	6-1-2022	$1,890,000	$2,025,041
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2023	1,965,000	2,084,197
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,508,200
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,819,725
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,307,132
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.61	9-1-2027	8,175,000	8,055,155
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	31,000,000	30,224,380
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,198,140
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	10,947,764
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-2016	2,100,000	2,315,187
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-2016	500,000	541,945
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	395,000	418,431
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,017,250
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,593,257
New Jersey Transportation Trust Authority Series B (Transportation Revenue)	5.25	12-15-2020	8,305,000	9,730,055
Toms River NJ Board of Education (GO)	4.00	7-15-2022	1,000,000	1,090,420
Trenton NJ (GO, AGM Insured)	5.00	7-15-2020	1,000,000	1,153,100
				100,717,868

New Mexico : 0.12%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA Insured)	4.63	9-1-2025	1,580,000	1,640,609
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	650,000	687,590
				2,328,199

New York : 5.30%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	100,000	100,226
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	2,789,904
Hempstead Village NY Series B (GO, Build America Mutual Assurance Company Insured)	4.00	7-1-2020	200,000	218,530
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,515,000	7,569,518
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2020	5,000,000	5,552,900
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,339,341
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,222,180
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,707,961
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,359,728
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	802,241
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,243,720
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	1,685,000	1,678,007
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	4,292,437
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,616,535

13

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY City Transitional Prerefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00%	5-1-2023	$65,000	$76,584
New York NY City Transitional Unrefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	2,810,000	3,213,038
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	291,302
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2032	15,000,000	15,000,000
New York NY Sub Series J-4 (GO) ±	0.61	8-1-2025	10,000,000	9,999,100
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.33	4-1-2035	6,000,000	6,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,629,019
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	9,985,000	10,031,530
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,530,010
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,290,175
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,503,225
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,523,600
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	429,643
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	538,285
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,647,975
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	820,000	879,647
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,410,788
Yonkers NY (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,098,880
				103,586,029

North Carolina : 0.80%
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,980,844
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11-1-2014	1,600,000	1,640,432
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,851,418
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	279,510
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,115,210
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	565,000	613,901
Pitt County NC Certificate of Participation School Facilities Project (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	2,755,000	3,069,373
				15,550,688

North Dakota : 0.07%
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	1,295,000	1,368,569

Ohio : 1.23%
American Municipal Power Ohio Incorporated Hydroelectric Project Series C (Utilities Revenue)	5.25	2-15-2019	2,570,000	2,935,017
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,888,225
Kent University Ohio General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,334,216
Ohio Building Authority (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,144,800
Ohio Higher Educational Facility (Education Revenue)	5.00	12-1-2020	1,200,000	1,413,072
Ohio State Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,124,320
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) 144Aø	0.24	9-1-2030	10,000,000	10,000,000

14

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75%	12-1-2027	$950,000	$957,676
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,108,780
University of Cincinnati Ohio Receipts Series C (Education Revenue)	5.00	6-1-2021	1,000,000	1,166,600
				24,072,706

Oklahoma : 0.95%
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2018	1,275,000	1,371,836
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,422,944
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2020	1,375,000	1,465,874
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,735,156
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,055,511
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	3,210,000	3,742,282
McGee Creek OK Authority (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	1,820,000	2,043,805
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,118,580
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,116,100
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,114,930
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,384,491
				18,571,509

Oregon : 0.13%
Medford Oregon Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,282,212
Medford Oregon Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2021	1,195,000	1,318,766
				2,600,978

Pennsylvania : 6.55%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,646,115
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,634,085
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,185,759
Allegheny County PA Series 72 (GO)	5.25	12-1-2033	4,000,000	4,387,280
Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.71	11-1-2026	3,000,000	2,804,370
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	10,000,000	10,003,000
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,679,144
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	490,000	515,867
Chester County PA IDA Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	170,000	170,027
Crawford PA Central School District (GO)	5.00	2-1-2018	1,175,000	1,326,270
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,985,000	3,985,319
Delaware County PA Voctech School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,170,780
Hempfield PA Area School District (GO, AGM Insured)	5.25	3-15-2025	2,075,000	2,328,980
Johnstown PA School District (GO, AGM Insured)	5.00	8-1-2024	2,730,000	3,026,533
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,321,347
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	4,000,000	4,479,640

15

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70%	8-1-2017	$565,000	$621,297
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,247,033
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	958,030
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	638,374
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,394,547
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	2.00	5-15-2016	800,000	816,544
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	536,270
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,059,130
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	3,000,000	3,341,910
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	1,500,000	1,683,870
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,000,000	2,243,540
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	1,000,000	1,095,480
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.11	12-1-2014	5,000,000	5,014,800
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2017	325,000	362,807
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,000,000	1,005,120
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,004,740
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	767,047
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,055,010
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,089,700
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	685,000	708,112
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	275,000	278,350
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	293,513
Philadelphia PA School District (GO)	5.00	9-1-2021	2,200,000	2,485,362
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	8,065,000	9,093,368
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	7,920,430
Philadelphia PA Series A (GO)	5.25	7-15-2028	2,590,000	2,892,201
Philadelphia PA Series A (GO)	5.25	7-15-2029	4,410,000	4,886,545
Philadelphia PA Series A (GO)	5.25	7-15-2032	4,380,000	4,767,761
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,087,310
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,393,205
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,388,244
Pocono Mountain PA School District Series B (GO, AGM Insured)	4.00	6-15-2021	6,145,000	6,609,808
Reading PA School District (GO)	5.00	4-1-2021	3,120,000	3,400,862
				127,804,836

Puerto Rico : 0.30%
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	275,000	279,447
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	7-1-2019	3,075,000	2,368,550

16

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50%	12-1-2017	$2,850,000	$3,158,228
				5,806,225

Rhode Island : 0.80%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2018	2,115,000	2,278,490
Rhode Island & Providence Plantations Series B (Miscellaneous Revenue)	4.00	10-15-2023	1,000,000	1,088,780
Rhode Island & Providence Plantations Series E (Miscellaneous Revenue)	4.00	10-1-2023	1,515,000	1,609,778
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2020	3,015,000	3,138,615
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,777,441
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,148,065
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,616,527
				15,657,696

South Carolina : 0.91%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	1,000,000	1,017,230
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	23,869	22,372
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	22,860
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	28,352
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	28,771
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	1,100,104	217,964
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	1,847,359	160,813
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	2,454,764	24,695
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	499,209	7,553
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	1,669,013	5,725
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	590,000	655,986
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,941,280
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,515,000	2,647,566
South Carolina Jobs-Economic Development Authority York Preparatory Academy Project series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,012,580
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2022	6,450,000	6,975,998
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Ambac Insured)	5.25	10-1-2022	1,000,000	1,025,480
				17,795,225

South Dakota : 0.08%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.25	5-1-2015	500,000	490,080

17

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
South Dakota (continued)
Rapid City SD Airport Project (Airport Revenue)	6.25%	12-1-2026	$920,000	$1,001,705
				1,491,785

Tennessee : 1.41%
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	635,000	715,931
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	1,750,000	1,937,950
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,367,054
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,569,358
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,557,106
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	5,790,000	6,402,929
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	3,750,000	4,077,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,938,464
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	3,660,000	3,914,187
				27,479,979

Texas : 8.30%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	625,000	651,069
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11-15-2024	1,370,000	1,536,263
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,663,032
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,485,068
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	1,230,000	1,336,764
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,108,940
Gulf Coast Texas Waste Disposal Authority (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2020	1,305,000	1,491,811
Harris County TX Flood Control District (GO)	5.00	10-1-2023	530,000	602,350
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-2027	4,000,000	4,864,400
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,109,100
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	955,000	971,111
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,406,050
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,389,310
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,784,150
Lubbock TX Electric Light & Power System Revenue (Utilities Revenue)	4.00	4-15-2014	20,000	20,030
Midtown TX RDA (Tax Revenue, Ambac Insured)	5.00	1-1-2020	1,495,000	1,524,003
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,124,513
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,660,835
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,653,480
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,088,380
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,341,093
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2030	5,410,000	5,933,309
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,240,725

18

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.15%	7-1-2030	$10,115,000	$10,130,881
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.24	12-1-2039	19,000,000	19,000,000
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, National Insured)	4.50	8-15-2020	1,000,000	1,025,860
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	5.00	12-15-2028	3,000,000	3,095,940
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	4,250,000	4,129,088
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,324,706
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	7,925,000	8,575,009
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	6,585,000	6,527,447
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	8,786,320
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	19,575,000	23,322,634
Texas PFA Charter School Revenue Kipp Incorporated Series A (Education Revenue, ACA Insured)	4.50	2-15-2016	855,000	856,907
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	530,000	540,743
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,323,520
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,319,980
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,500,000	4,026,435
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2016	1,210,000	1,314,689
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,664,299
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,102,420
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2022	1,670,000	1,800,661
Tomball TX Independent School District Refunding Balance School Building (GO, Permanent School Fund Insured) ¤	0.00	2-15-2015	825,000	823,185
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	3,030,642
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,275,000	5,284,627
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	1,015,413
				162,007,192

Utah : 0.03%
Utah County UT Lakeview Academy Series A (Education Revenue)	5.35	7-15-2017	550,000	570,856

Virgin Islands : 1.45%
Virgin Islands PFA (Tax Revenue)	5.25	10-1-2029	3,040,000	3,141,323
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,000,000	3,333,360
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	265,000	269,521
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	5,000,000	5,325,650
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2024	4,000,000	4,477,880
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	6,000,000	6,336,780
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,442,650
				28,327,164

19

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 0.14%
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00%	9-1-2041	$1,772,000	$208,299
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,101,641
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	321,000	325,385
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	219,723
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	808,000	816,710
				2,671,758

Washington : 1.45%
Energy Northwest Washington (Utilities Revenue) %%	5.00	7-1-2022	1,185,000	1,338,576
Energy Northwest Washington (Utilities Revenue) %%	5.00	7-1-2023	2,355,000	2,657,829
Goat Hill Properties WA Government Office Building Project (Miscellaneous Revenue, National Insured)	5.00	12-1-2021	1,410,000	1,454,612
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National Insured)	5.00	1-1-2023	345,000	371,258
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	6,968,287
Port of Seattle WA Intermediate Lien Series A (Airport Revenue, National Insured)	5.00	3-1-2028	7,475,000	7,715,770
Spokane WA Public Facilities District Series B (Tax Revenue)	5.00	12-1-2022	1,200,000	1,387,692
TES Properties Washington (Miscellaneous Revenue)	5.00	12-1-2024	1,480,000	1,601,345
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,514,716
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,127,350
Washington HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2014	1,105,000	1,130,282
Washington HEFAR Whitworth University Project (Education Revenue, U.S. Bank NA Insured)	5.00	10-1-2015	1,010,000	1,066,106
				28,333,823

West Virginia : 0.09%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,244,947
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2022	500,000	581,725
				1,826,672

Wisconsin : 0.76%
Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,684,638
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2021	1,315,000	1,486,910
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue, Ambac Insured)	5.50	2-15-2019	950,000	1,020,728
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,545,000	2,657,718
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,887,555
Wisconsin HEFA Series E (Health Revenue)	4.15	5-1-2015	210,000	218,068
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.14	6-1-2019	2,650,000	2,550,624
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,416,152
				14,922,393

Total Municipal Obligations (Cost $1,802,588,277)				1,869,320,709

Short-Term Investments : 3.66%

	Yield		Shares
Investment Companies : 3.66%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		71,542,077	71,542,077

Total Short-Term Investments (Cost $71,542,077)				71,542,077

20

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Total investments in securities (Cost $1,874,130,354)*	99.40%	1,940,862,786
Other assets and liabilities, net	0.60	11,693,239

Total net assets	100.00%	$1,952,556,025

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
(i)	Illiquid security
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $1,874,125,294 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$77,807,690
Gross unrealized depreciation	(11,070,198)

Net unrealized appreciation	$66,737,492

The accompanying notes are an integral part of these financial statements.

21

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments –March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$1,866,770,085	$2,550,624	$1,869,320,709
Short-term investments
Investment companies	71,542,077	0	0	71,542,077

	$71,542,077	$1,866,770,085	$2,550,624	$1,940,862,786

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.21%
Guam : 1.08%
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00%	10-1-2017	$200,000	$217,638
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	110,309
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	326,457
Guam Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	952,417
				1,606,821

Minnesota : 94.13%
Anoka County MN Capital Improvement Series A (GO)	5.00	2-1-2024	500,000	559,155
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	209,206
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	223,832
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	183,280
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	240,607
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	290,000	296,023
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	299,979
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,000,000	964,260
Anoka-Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Lease Revenue) %%	5.00	2-1-2034	1,000,000	1,096,790
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,587,495
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,233,227
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	187,436
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,447,432
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	902,344
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,569,495
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	140,190	141,321
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,076,030
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	750,000	751,605
Duluth MN Housing & RDA Lease Revenue Bonds Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,029,560
Duluth MN Independent School District #709 Certificate of Participation Series B (Miscellaneous Revenue, South Dakota Credit Program Insured)	4.00	2-1-2015	310,000	319,740
Elk River MN Independent School District #728 Series A (GO, AGM Insured)	5.00	2-1-2021	3,400,000	3,658,502
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	510,000	515,824
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,870,000	1,879,668
Forest Lakes MN Charter School Lease Revenue Bonds Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	512,240
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.00	4-1-2014	250,000	250,000
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	574,383
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	757,351
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	783,846
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	182,983
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,798,293
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11-1-2022	800,000	843,240

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.16%	8-15-2037	$1,000,000	$1,000,000
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,108,020
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.06	11-15-2017	2,000,000	1,910,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,099,330
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series C (Airport Revenue, National Insured)	5.00	1-1-2022	2,000,000	2,062,200
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	299,097
Minneapolis MN Development Limited Tax Supported Common Bond Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	591,308
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,130,231
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,109,790
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,175,270
Minneapolis MN Fairview Health Services Series B (Health Revenue, AGM Insured)	6.50	11-15-2038	2,000,000	2,323,620
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	2-1-2027	500,000	493,225
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	2,000,000	2,003,640
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	54,809
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	1,000,000	1,055,040
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,149,731
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, National Insured)	5.50	11-15-2017	900,000	903,456
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,111,740
Minnesota General Fund Revenue Appropriation Bonds Series B (Miscellaneous Revenue)	5.00	3-1-2029	500,000	562,860
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,572,454
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,204,620
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	394,468
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	318,336
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	523,705
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	281,251
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	707,269
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	521,765
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,207,613
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,126,861
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,079,820
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,081,480
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2017	655,000	732,349
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	873,353
Minnesota Highway & Various Purposes (GO)	5.00	8-1-2022	4,500,000	5,058,540
Minnesota Housing Finance Agency Residential Housing Finance Series 2007Q (Housing Revenue)	5.25	7-1-2033	1,180,000	1,205,323

2

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20%	7-1-2021	$1,300,000	$1,355,081
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	1,245,000	1,331,478
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	310,000	322,471
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,100,000	1,151,458
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,593,274
Minnesota Prerefunded (GO)	5.00	6-1-2020	930,000	1,021,373
Minnesota Unrefunded (GO)	5.00	6-1-2020	185,000	202,181
Minnesota Various Purposes Series 2009H (GO)	5.00	11-1-2020	1,425,000	1,694,909
Minnesota Various Purposes Series 2010D (GO)	5.00	8-1-2022	1,500,000	1,768,845
Montgomery MN Independent School District School Building #394 Series B (GO, AGM Insured)	5.00	2-1-2025	500,000	539,055
Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	584,198
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.75	2-1-2027	695,000	762,144
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.90	2-1-2029	375,000	412,256
Northeast Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,163,866
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	932,619
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	55,354
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	464,414
Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.00	5-1-2026	1,000,000	1,024,750
Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.25	5-1-2035	900,000	922,464
Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue)	5.00	2-1-2028	1,475,000	1,595,921
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	273,783
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	660,429
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	539,370
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,065,240
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	973,509
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	369,725
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	291,390
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-2017	1,500,000	1,519,740
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	9-1-2034	950,000	952,679
South St. Paul MN Housing & RDA Airport Project (Industrial Development Revenue, AGM Insured)	4.70	9-1-2019	430,000	459,219
South St. Paul MN Housing & RDA Airport Project (Industrial Development Revenue, AGM Insured)	5.13	9-1-2029	500,000	535,155
Southern Minnesota Municipal Power Agency CAB Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,000,000	4,373,950
Southern Minnesota Municipal Power Agency Series 2006A (Utilities Revenue, National Insured) ±	1.58	1-1-2015	1,030,000	1,034,038
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,143,680
St. Cloud MN CentraCare Health System Series A (Health Revenue)	5.13	5-1-2030	1,000,000	1,085,460
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,063,030
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,218,000

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Series A (Education Revenue)	4.00%	7-1-2023	$250,000	$234,120
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	913,994
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	4.35	12-1-2014	310,000	314,585
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,481,865
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare (Health Revenue)	5.00	2-1-2015	200,000	205,562
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare (Health Revenue)	5.00	2-1-2021	500,000	501,145
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	654,615
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	501,970
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-2019	450,000	459,617
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	929,574
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,111,180
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	135,083
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,353,440
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO)	5.13	12-1-2024	1,000,000	1,012,320
University of Minnesota Series A (Education Revenue)	5.00	4-1-2021	1,180,000	1,351,761
University of Minnesota Series A (Education Revenue)	5.13	4-1-2034	1,000,000	1,116,820
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,085,450
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,459,750
Virginia MN Housing & RDA Healthcare Facility (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,111,813
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,819,225
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	280,000	314,443
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,120,970
Willmar MN Rice Memorial Hospital Project Series 2012A (GO)	5.00	2-1-2026	1,000,000	1,128,120
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	304,395
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	508,170
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	179,152
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	188,041
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	216,020
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	221,076
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	221,368
				140,719,873

Puerto Rico : 0.53%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority (Education Revenue)	4.13	10-1-2027	995,000	796,279

Virgin Islands : 1.47%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue)	5.00	10-1-2025	500,000	528,065
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	500,000	541,125

4

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2013B (Miscellaneous Revenue)		5.00%	10-1-2024	$1,000,000	$1,119,470
					2,188,660

Total Municipal Obligations (Cost $138,493,345)					145,311,633

Total investments in securities (Cost $138,493,345)*	97.21%				145,311,633
Other assets and liabilities, net	2.79				4,178,225

Total net assets	100.00%				$149,489,858

%%	Security issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
¤	Security issued in zero coupon form with no periodic interest payments.
*	Cost for federal income tax purposes is $138,490,229 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,654,567
Gross unrealized depreciation	(833,163)

Net unrealized appreciation	$6,821,404

5

Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$143,401,633	$1,910,000	$145,311,633

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$2,010,750
Accrued discounts (premiums)	(397)
Realized gains (losses)	3,500
Change in unrealized gains (losses)	(3,853)
Purchases	0
Sales	(100,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2014	$1,910,000

Change in unrealized gains (losses) relating to securities still held at March 31, 2014	$5,000

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 89.65%
Alabama : 0.93%
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25%	1-1-2020	$3,000,000	$3,004,020
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	776,442
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	389,485
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	1,505,070
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	2,750,000	1,284,333
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2028	1,500,000	650,565
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	3,000,000	1,205,400
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2030	1,750,000	649,828
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2032	2,000,000	644,020
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2033	2,000,000	605,760
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2034	4,000,000	1,126,040
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2035	5,000,000	1,323,150
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2036	4,000,000	995,040
Jefferson County AL Sewer Revenue Warrants Series A (GO)	4.90	4-1-2021	7,375,000	7,888,964
Jefferson County AL Sewer Revenue Warrants Series C (GO)	4.90	4-1-2021	4,255,000	4,551,318
				26,599,435

Alaska : 0.64%
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.23	12-1-2041	15,185,000	15,185,000
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, Ambac Insured)	5.25	12-1-2021	3,000,000	3,010,110
				18,195,110

Arizona : 0.71%
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2017	1,890,000	2,078,773
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	190,000	212,285
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	375,000	383,888
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	100,744
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,262,991
Pima County AZ IDA Series A (Education Revenue)	7.75	7-1-2035	7,515,000	7,860,314
Salt Verde AZ Financial Corporation Project (Utilities Revenue) 144A	5.50	12-1-2037	3,000,000	3,035,550
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,070,070
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,053,490
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,045,690
				20,103,795

California : 10.93%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,098,538

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00%	8-1-2031	$2,175,000	$916,284
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,507,412
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	1,753,550
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	2,248,654
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	7,500,000	3,186,375
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	381,569
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	522,063
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2039	2,005,000	516,027
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2022	12,255,000	9,060,734
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2023	11,695,000	8,190,359
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2024	2,000,000	1,327,140
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue)	6.25	2-1-2026	2,400,000	2,758,176
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue) (h)	6.50	10-1-2016	184,920	215,509
California HFFA Unrefunded Bond Providence Health Services Series C (Health Revenue) 144A(h)	6.50	10-1-2016	9,865,080	11,496,962
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,302,899
California PFOTER (GO, National Insured, Dexia Credit Local SPA) ø	0.38	2-1-2025	4,000,000	4,000,000
California Pollution Control Financing Waste Management Incorporated Project Series A-2 (Resource Recovery Revenue)	5.40	4-1-2025	1,240,000	1,286,897
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,644,320
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,522,691
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	7-1-2031	1,690,000	1,829,104
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	990,000	987,822
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,712,763
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2024	750,000	512,018
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	568,750
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	548,028
Clovis CA Unified School District CAB Election of 2001 Series B (GO, National Insured) ¤	0.00	8-1-2025	535,000	347,616
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	424,850
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	400,780
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2033	1,000,000	376,290
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	913,674
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	678,540
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	142,907
Corona-Norca CA Unified School District Election of 2006 CAB Series C (GO, AGM Insured) ±	0.00	8-1-2039	2,920,000	2,876,580
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	603,260
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	732,735

2

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00%	6-1-2030	$2,000,000	$915,860
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2031	2,000,000	856,720
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	670,856
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2033	1,230,000	466,748
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	578,073
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	1,000,000	562,840
Gilroy CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,320,378
Gilroy CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,321,569
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,031,517
Golden State Tobacco Securitization Corporation Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	22,500,000	13,898,250
Golden West CA Schools Financing Authority PFOTER 3016 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.28	8-1-2026	6,945,000	6,945,000
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2025	2,060,000	1,354,965
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	1,265,000	724,617
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-2027	115,000	64,310
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.61	11-15-2027	7,500,000	6,155,700
Long Beach CA Bond Financing Authority Series A (Utilities Revenue)	5.50	11-15-2032	4,990,000	5,594,239
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,000,000	1,204,390
M-S-R California Energy Authority Series C (Utilities Revenue)	7.00	11-1-2034	7,255,000	9,497,666
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.13	11-1-2029	25,425,000	30,621,616
Merced CA City School District CAB (GO, National Insured) ¤	0.00	8-1-2024	1,375,000	894,135
Modesto CA High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2024	2,215,000	1,475,810
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2024	1,130,000	717,200
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2025	2,335,000	1,388,274
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2027	2,775,000	1,440,669
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,178,000
Newark CA Unified School District CAB Election of 1997 Series D (GO, AGM Insured) ¤	0.00	8-1-2026	1,770,000	1,018,600
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	42,160,000	35,918,634
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	823,710
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	971,500
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2025	2,000,000	1,315,500
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	1,740,000	720,186
Palomar Pomerado CA Health ROC (GO, National Insured, Citibank NA LIQ) 144Aø	0.31	2-1-2016	6,000,000	6,000,000
Paramount CA RDA Project Area 1 (Tax Revenue, National Insured) ¤	0.00	8-1-2026	9,500,000	4,792,845
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,150,427
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,309,150
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,170,052
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	3,035,800
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	919,885

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00%	3-1-2032	$2,000,000	$809,860
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	1,630,468
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, Ambac Insured)	5.50	5-1-2014	320,000	320,355
Porterville CA Unified School Facilities Improvement District CAB Election of 2002 Series A (GO, National Insured) ¤	0.00	8-1-2025	1,445,000	846,467
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	2,125,000	2,335,396
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,291,102
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2035	5,900,000	1,914,550
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2036	5,000,000	1,532,550
San Bernardino CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2031	1,100,000	1,176,076
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2026	1,100,000	1,222,727
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2028	1,250,000	1,366,875
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,172,818
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,293,040
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2030	6,000,000	6,808,200
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	898,940
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2032	1,500,000	637,950
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	401,280
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	762,360
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	542,925
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.31	4-1-2036	28,000,000	27,795,320
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	300,000	319,938
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO, National Insured) ¤	0.00	8-1-2026	2,515,000	1,498,865
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.63	11-1-2038	6,000,000	4,664,820
Stockton CA Unified School District Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-2036	6,420,000	1,871,815
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,085,000	317,243
Tahoe-Truckee CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2024	2,965,000	1,975,520
Union Elementary School District California CAB Series A (GO, National Insured) ¤	0.00	9-1-2024	2,800,000	1,904,000
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,000,000	1,178,940
West Contra Costa CA Unified School District CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,493,730
West Contra Costa CA Unified School District Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	842,719
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,000,000	711,220
				311,155,636

Colorado : 2.91%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	9,500,000	4,981,420
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,535,000	7,649,358
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,500,000	3,221,685

4

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00%	9-1-2031	$11,000,000	$4,253,920
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,453,506
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	4,125,000	3,983,059
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	1,025,000	1,048,503
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	230,000	239,412
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	533,955
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,387,163
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	4,979,093
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	5,944,884
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	3,810,635
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,382,403
Colorado ECFA Union Colony Charter School Project (Education Revenue) 144A	5.75	12-1-2037	4,035,000	3,574,001
Colorado Health Facilities Authority Catholic Health Initiatives Series B (Health Revenue, U.S. Bank NA LIQ) ø	0.13	3-1-2032	12,000,000	12,000,000
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,537,120
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes Senior Bonds Series 2014 (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,170,087
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	440,000	475,389
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	487,674
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,355,662
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	1,600,000	1,600,000
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	915,000	939,119
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-2015	110,000	111,770
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	290,000	298,045
Regional Transportation District of Colorado Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2023	5,500,000	6,332,920
				82,750,783

Connecticut : 0.49%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	7-1-2016	700,000	702,065
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,840,000	1,846,440
Connecticut Series A (Miscellaneous Revenue) ±	1.16	4-15-2019	4,050,000	4,135,415
Connecticut Series A (GO) ±	1.31	4-15-2020	5,900,000	6,004,784
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,333,392
New Haven CT Escrowed to Maturity Series C (GO, National Insured)	5.00	11-1-2019	5,000	5,208
				14,027,304

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.08%
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38%	5-1-2037	$2,110,000	$2,345,919

District of Columbia : 0.45%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	5,170,000	5,542,085
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	11-1-2042	5,000,000	5,000,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,269,280
				12,811,365

Florida : 4.49%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,515,000	1,444,265
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,098,660
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,156,320
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,154,040
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,270,766
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,609,566
Florida Department of Environmental Protection Everglades Restoration Class B (Tax Revenue, AGM Insured) ø	0.19	7-1-2027	20,545,000	20,545,000
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	5.50	6-15-2022	1,240,000	1,219,825
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	6,640,000	6,351,957
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	13,545,700
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	820,000	920,803
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,795,000	2,950,262
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	75,000	75,198
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	470,000	462,231
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,318,625
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)	7.00	5-1-2030	2,629,549	1,278,066
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	562,478
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,244,079
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,266,000	1,266,038
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,555,000	2,248,426
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	5-1-2032	1,680,000	1,680,521
Martin County FL IDA (Industrial Development Revenue)	3.95	12-15-2021	5,500,000	5,360,850
Martin County FL IDA Indiantown Cogeneration Project (Industrial Development Revenue)	4.20	12-15-2025	8,475,000	7,927,769
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	4,125,000	4,269,169

6

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.23%	8-1-2026	$2,500,000	$2,500,000
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,290,492
Miami-Dade County FL Seaport Revenue AMT Series B (Airport Revenue)	6.25	10-1-2038	5,000,000	5,633,300
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	557,050
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.41	8-1-2029	10,000,000	10,000,000
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,281,300
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,104,065
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	2,170,000	2,231,389
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	3,833,931
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,115,026
St. John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) ±(s)	7.88	1-1-2041	1,000,000	425,100
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,128,494
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,262,087
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,382,871
				127,705,719

Georgia : 0.73%
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (Industrial Development Revenue)	5.63	7-1-2018	2,640,000	2,648,052
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	2,370,000	2,384,030
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	586,086
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,182,243
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,226,460
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,506,600
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	538,732
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,141,220
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	5,060,000	5,647,871
				20,861,294

Guam : 0.58%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	11,300,000	12,613,738
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,376,029
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	450,000	482,427
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	65,654
				16,537,848

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Hawaii : 0.11%
Hawaii Series DZ (GO)	5.00%	12-1-2031	$2,700,000	$2,985,201

Idaho : 0.64%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,010,955
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,452,760
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	485,485
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,422,829
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	673,250
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,243,119
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	505,265
Idaho Housing & Finance Association North Star Charter School Project Series A (Education Revenue)	9.50	7-1-2039	2,500,000	1,624,950
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,517,400
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA/VA Insured)	6.15	1-1-2028	30,000	30,078
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	7-1-2014	30,000	30,171
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	295,000	295,558
				18,291,820

Illinois : 17.00%
Chicago IL Board of Education CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2025	9,935,000	6,048,527
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2023	7,955,000	5,158,738
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2020	1,000,000	809,950
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	29,000,000	11,932,050
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	15,390,000	7,227,760
Chicago IL Board of Education CAB Series A (GO, AGM Insured)	5.00	12-1-2042	15,000,000	14,489,400
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LIQ) 144Aø	0.91	12-1-2034	15,000,000	15,000,000
Chicago IL Board of Education Series A (GO, Build America Mutual Assurance Company Insured)	5.00	12-1-2042	15,000,000	14,818,800
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2027	4,000,000	1,991,800
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2023	500,000	537,775
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,430,000	1,513,026
Chicago IL CAB Project & Refunding Series A (GO, National Insured) ±	5.56	1-1-2021	3,520,000	3,744,400
Chicago IL CAB Project & Refunding Series C (GO, AGM Insured) ¤	0.00	1-1-2026	7,360,000	4,249,296
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2027	3,955,000	2,128,186
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2028	5,515,000	2,792,906
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2029	4,080,000	1,938,367
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	4,760,622
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	7,937,625
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	4,500,000	4,684,635
Chicago IL O’Hare International Airport Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,200,000	1,205,184
Chicago IL Park District Limited Tax Series A (GO)	5.75	1-1-2038	6,715,000	7,398,923
Chicago IL Series A (GO, National Insured)	5.00	1-1-2029	23,065,000	23,490,088
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2028	9,550,000	9,827,905
Chicago IL Series C (GO)	5.00	1-1-2034	24,000,000	23,849,280

8

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00%	1-1-2027	$4,000,000	$4,196,080
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	4,000,000	4,194,440
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	6,000,000	6,534,480
Cook County IL Series C (GO)	5.00	11-15-2027	325,000	353,870
Cook County IL Series C (GO)	5.00	11-15-2028	3,455,000	3,736,133
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	28,814,940
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	2-1-2019	500,000	455,010
DuPage County IL Community Unit School District #46 School Building (GO, Ambac Insured) ¤	0.00	1-1-2023	23,450,000	17,309,852
Illinois (GO, Ambac Insured)	5.00	4-1-2020	5,905,000	6,133,110
Illinois (GO)	5.00	1-1-2022	1,885,000	1,983,378
Illinois (GO)	5.00	7-1-2022	6,700,000	7,524,301
Illinois (GO)	5.00	1-1-2023	1,145,000	1,201,723
Illinois (GO, Ambac Insured)	5.00	4-1-2024	1,830,000	1,887,737
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	4,000,000	4,347,640
Illinois (GO, Ambac Insured)	5.00	4-1-2027	7,585,000	7,797,001
Illinois (GO)	5.00	4-1-2028	3,685,000	3,848,614
Illinois (GO, Ambac Insured)	5.00	4-1-2028	6,705,000	6,876,246
Illinois (GO)	5.50	1-1-2030	2,900,000	3,284,279
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) (s)	7.88	7-1-2020	99,285	63,522
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,211,601
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,467,703
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,611,764
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	8,211,469
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.88	10-1-2031	1,990,000	2,215,407
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,300,000	3,708,342
Illinois Finance Authority Lutheran Home and Services Project (Health Revenue)	3.00	5-15-2014	1,000,000	999,720
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	830,000	843,463
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue)	5.35	7-1-2027	305,000	254,202
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,718,050
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	5,000,000	5,185,850
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	8,690,560
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,557,392
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2025	10,000,000	11,415,700
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2026	12,050,000	13,663,495
Illinois Series 1 (GO, National Insured)	6.00	11-1-2026	3,000,000	3,421,620
Illinois Series A (Tax Revenue)	4.00	1-1-2021	1,250,000	1,318,000
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	5,864,251
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.33	1-1-2016	12,300,000	12,300,000
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,366,617
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	3,882,158
Kendall Kane & Will Counties IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,025,708
Kendall Kane & Will Counties IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	6,736,914

9

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Lake County IL Community Consolidated School District #38 CAB (GO, Ambac Insured) ¤	0.00%	2-1-2024	$5,385,000	$3,701,649
Lake County IL School District #24 Millburn CAB (GO, National Insured) ¤	0.00	1-1-2024	2,000,000	1,318,420
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,485,626
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	675,000	595,762
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,055,913
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2021	1,040,000	837,398
Lake County IL Township High School District #126 Zion-Benton CAB (GO, National Insured) ¤	0.00	2-1-2020	910,000	753,080
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2032	2,500,000	2,760,625
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,370,400
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2021	2,150,000	1,696,565
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, National Insured) ¤	0.00	1-1-2019	765,000	706,562
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	4,000,000	1,579,400
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2024	6,850,000	4,442,705
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	20,400,000	10,110,648
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	7,400,000	4,157,764
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series PJ (Tax Revenue, National Insured) ¤	0.00	6-15-2028	29,980,000	15,866,315
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	491,900
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	2,810,000	2,707,716
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,126,707
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,491,747
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2023	500,000	723,330
Town of Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.25	1-1-2016	2,000,000	2,075,180
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2025	765,000	496,577
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,423,857
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,385,077
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,777,160
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, National Insured) ¤	0.00	11-1-2023	1,500,000	1,044,570
				483,930,238

Indiana : 1.04%
Indiana Finance Authority Environmental Duke Energy Series B (Industrial Development Revenue)	6.00	8-1-2039	2,000,000	2,214,560
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,072,292

10

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00%	7-1-2040	$2,470,000	$2,466,221
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2044	6,500,000	6,439,420
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,248,799
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,932,160
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	2,235,000	2,352,539
				29,725,991

Iowa : 0.34%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.50	12-1-2022	9,800,000	9,799,216

Kansas : 0.30%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured) ±	6.70	6-1-2029	130,000	131,677
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12-1-2036	375,000	389,933
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	11,490,000	7,896,962
				8,418,572

Kentucky : 0.43%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,425,213
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	5,830,189
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	757,900
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	965,105
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	808,575
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ±	0.00	7-1-2033	1,000,000	600,580
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ±	0.00	7-1-2034	1,505,000	901,134
				12,288,696

Louisiana : 1.86%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,415,000	2,426,906
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	10,500,000	10,867,290
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	13,088,750
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2029	10,000,000	10,784,100
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2030	4,500,000	4,812,705
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	2,050,000	2,312,195
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,252,700
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.75	6-1-2018	770,000	879,332
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	6-1-2019	320,000	372,998
				52,796,976

11

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Maine : 0.29%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88%	12-1-2039	$7,700,000	$8,267,028

Maryland : 0.02%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	299,000	386,003
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	9-1-2031	81,000	81,002
				467,005

Massachusetts : 0.81%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,487,873
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,490,382
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	2,725,000	2,981,096
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	40,000	40,135
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	2,725,000	2,911,199
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,682,740
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,321,330
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12-1-2034	100,000	100,039
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.28	7-1-2030	15,000	15,000
				23,029,794

Michigan : 5.63%
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	5,900,000	6,050,627
Detroit MI Distribution of State Aid (GO)	5.00	11-1-2030	2,855,000	2,891,601
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,348,043
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,196,671
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,387,190
Detroit MI Sewage Disposal System (Water & Sewer Revenue, AGC/FGIC Insured)	5.50	7-1-2029	750,000	753,008
Detroit MI Sewage Disposal System Refunding Revenue Senior Lien Series C-1 (Water & Sewer Revenue, NATL-RE, FGIC Insured)	6.50	7-1-2024	1,925,000	1,930,255
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	5,000,000	4,970,500
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	2,315,000	2,323,265
Detroit MI Sewer Disposal System Authority Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	16,985,000	18,080,363
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	3,330,000	3,249,647
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,154,977
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	3,225,000	3,192,782
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,340,000	3,297,916
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	3,650,000	3,583,461
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	1,961,420
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	2,080,000	2,036,029

12

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00%	7-1-2021	$3,085,000	$3,039,651
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2022	1,550,000	1,534,516
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2019	2,540,000	2,540,051
Detroit MI Water Supply System Senior Lien Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	1,545,000	1,547,812
Detroit MI Water Supply System Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	250,000	245,443
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2026	1,075,000	1,191,595
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2028	1,450,000	1,582,559
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2029	1,350,000	1,460,484
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2030	1,775,000	1,910,415
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2031	1,425,000	1,523,624
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	205,000	217,339
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,175,000	1,304,050
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	405,000	427,696
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,186,506
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,340,169
Michigan Finance Authority Public School Academy Old Redford Series A (Education Revenue)	5.90	12-1-2030	2,000,000	1,836,840
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11-1-2015	135,000	137,934
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	464,952
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	167,353
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	144,162
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	587,065
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,885,343
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,544,128
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,630,034
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,197,988
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	1,002,100
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	448,353
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	97,542
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	6,300,000	5,720,526
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	315,000	290,887
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	64,262
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	155,000	126,537
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,274,895
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,434,138
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	974,955

13

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Education Revenue, Qualified School Board Loan Fund Insured)	7.00%	10-1-2036	$1,195,000	$1,153,127
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	845,000	802,116
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,213,707
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,470,490
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12-1-2014	500,000	516,000
Michigan Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,402,476
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,230,646
Star International Academy Michigan (Miscellaneous Revenue)	2.90	3-1-2015	100,000	100,008
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	199,922
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	100,357
Star International Academy Michigan (Miscellaneous Revenue)	5.00	3-1-2022	2,465,000	2,505,229
Wayne Charter County MI Building Imports Series A (GO)	6.75	11-1-2039	9,240,000	9,386,242
Wayne County MI Airport Authority (Airport Revenue, National Insured)	4.50	12-1-2025	9,050,000	9,164,664
Wayne County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,221,984
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25	5-1-2030	5,000,000	5,336,900
				160,293,527

Minnesota : 0.67%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	779,033
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2014	2,165,000	2,147,052
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.16	8-15-2037	15,200,000	15,200,000
St. Paul MN Housing & RDA Hmong College Preparatory Academy Project Series A (Miscellaneous Revenue)	5.00	9-1-2027	1,000,000	962,120
				19,088,205

Mississippi : 0.33%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Insured)	5.00	10-1-2022	450,000	451,341
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	8,799,163
				9,250,504

Missouri : 0.52%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,710,308
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	2,610,000	2,698,818
Ozark MO Certificate of Participation Community Center Project (Miscellaneous Revenue)	5.00	9-1-2026	460,000	461,265
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	750,000	794,085
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,653,210
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,092,984

14

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25%	7-1-2029	$2,000,000	$2,250,320
				14,660,990

Nebraska : 0.10%
Nebraska Central Plains Energy Project Project #3 (Utilities Revenue)	5.00	9-1-2027	2,620,000	2,748,275

Nevada : 0.14%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	2,650,000	2,676,845
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	565,000	585,267
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	445,000	459,173
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	320,000	329,914
				4,051,199

New Hampshire : 0.05%
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2021	2,375,000	1,394,125
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	104,835
				1,498,960

New Jersey : 4.71%
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.36	12-15-2020	10,530,000	10,530,000
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	6,021,709
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.61	9-1-2027	12,500,000	12,316,750
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	49,085,000	47,856,893
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.86	2-1-2018	3,000,000	3,056,340
New Jersey HEFAR Series A (Education Revenue)	5.63	6-1-2030	1,875,000	2,021,288
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.76	6-1-2029	5,000,000	5,000,000
New Jersey Transportation System Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,194,100
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,925,679
New Jersey TTFA PFOTER PT-109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.38	12-15-2030	8,000,000	8,000,000
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	3,937,324
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,671,780
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	1,500,000	1,649,535
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,697,602
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,221,448
				134,100,448

New Mexico : 0.03%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	925,000	992,812

15

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 7.41%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75%	12-1-2014	$525,000	$526,187
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,589,950
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	10,005,000	10,617,906
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,485,360
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,982,978
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	3,205,000	3,191,699
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,519,900
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.54	7-1-2026	4,300,000	4,340,420
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,612,220
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	13,264,590
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,642,750
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2032	26,200,000	26,200,000
New York NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2033	3,350,000	3,350,000
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	37,150,000	39,755,330
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,667,994
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,853,025
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	5,923,009
New York NY Transitional Finance Authority Series E-1 (Tax Revenue)	5.00	2-1-2042	15,000,000	15,957,900
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	8,200,000	8,200,000
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.28	3-15-2024	9,965,000	9,965,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	15,975,000	16,049,444
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	685,000	763,049
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	65,000	73,866
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,018,640
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	531,482
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	527,125
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.23	1-1-2019	2,515,000	2,515,000
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue) %%	5.00	5-1-2034	1,750,000	1,730,260
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue) %%	5.50	5-1-2042	2,000,000	2,026,160
				210,881,244

North Carolina : 0.67%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,386,738
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,337,580

16

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25%	12-1-2033	$8,500,000	$9,686,940
North Carolina Medical Care Commission University Health System Eastern (Health Revenue)	6.00	12-1-2029	5,000,000	5,709,650
				19,120,908

Ohio : 0.91%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,612,650
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,158,502
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	610,000	680,126
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,875,575
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	2,030,000	2,265,439
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ±	0.00	2-15-2034	8,500,000	5,717,780
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) 144Aø	0.24	9-1-2030	6,575,000	6,575,000
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,915,352
				25,800,424

Oklahoma : 0.26%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	2,144,789	2,183,459
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	4,620,000	5,188,121
				7,371,580

Oregon : 0.19%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,349,465

Pennsylvania : 4.61%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,714,461
Allegheny County PA IDA Propel Schools Homestead Project Series A (Education Revenue)	7.50	12-15-2029	2,235,000	2,254,132
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	20,000,000	20,006,000
Butler County PA Hospital Authority Series A (Health Revenue, Citizens Bank LOC) ø	0.26	10-1-2042	3,000,000	3,000,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,052,840
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	740,000	740,118
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,785,000	3,785,303
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,035,000	2,035,326
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	15,311,250
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue) ±	0.91	6-1-2037	1,500,000	1,031,685
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,160,000	5,592,829
Delaware Valley PA Regional Financial Authority Series 2007C (Miscellaneous Revenue) ±	0.81	6-1-2027	6,620,000	5,338,633
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	18,567,408
Luzerne County PA Series E (GO, AGM Insured)	8.00	11-1-2027	135,000	157,033
McKeesport PA Area School District CAB (GO, National Insured) ¤	0.00	10-1-2025	1,000,000	596,580

17

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Penn Hills Municipality PA Series B (GO, Ambac Insured) ¤	0.00%	12-1-2017	$1,000,000	$928,270
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	9,250,000	9,597,153
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2024	3,790,000	2,364,657
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,790,000	2,220,826
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	3,000,000	3,286,440
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.50	7-1-2026	1,400,000	1,347,962
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	13,500,000	13,796,190
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,024,420
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	295,000	300,977
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,000,000	2,248,620
Susquehanna PA Area Regional Airport Authority Series A (Airport Revenue)	5.00	1-1-2021	4,940,000	5,256,456
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,664,768
				131,220,337

Puerto Rico : 0.55%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.27	7-1-2018	3,960,000	2,463,595
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.27	7-1-2020	3,775,000	1,945,862
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,049,642
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	5,758,879
University of Puerto Rico Refunding Bond Series Q (Education Revenue)	5.00	6-1-2016	460,000	393,778
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2017	2,550,000	2,077,766
				15,689,522

Rhode Island : 0.12%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,338,402

South Carolina : 0.94%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	1,780,000	1,813,589
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	468,420
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,452,162
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	1,385,405	1,298,540
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	104,549
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	129,662
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	131,577
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,030,581	996,709
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	8,447,671	735,370

18

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00%	7-22-2051	$11,225,286	$112,926
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,282,812	34,539
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	7,632,322	26,179
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,126,033
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	983,011
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,535,816
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	2,986,468
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	810,183
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	261,780
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	2,190,000	2,313,407
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10-1-2031	1,035,000	413,658
				26,734,578

South Dakota : 0.61%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.50	5-1-2019	2,000,000	1,784,340
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.60	5-1-2020	1,440,000	1,252,094
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,113,350
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	820,065
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2023	1,290,000	1,211,504
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,532,971
South Dakota HEFA Regional Health (Health Revenue)	4.25	9-1-2024	3,400,000	3,490,168
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,249,250
				17,453,742

Tennessee : 1.08%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	6,555,000	7,259,007
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	2,990,000	3,309,930
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,485,000	1,642,202
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	8,956,000	9,736,963
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	6,385,000	6,900,653
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	1,825,000	1,951,746
				30,800,501

Texas : 8.81%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,054,940
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National Insured) ±	4.25	1-1-2016	440,000	469,190
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,180,740
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	2,740,000	2,844,038

19

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Dallas TX Independent School District School Building (GO, Permanent School Fund Insured)	6.38%	2-15-2034	$10,000,000	$11,743,500
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2029	1,015,000	684,861
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2030	2,000,000	1,336,920
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2025	795,000	795,119
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2028	3,305,000	3,305,463
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	975,432
Houston TX Water Conveyance Systems Certificate of Participation Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2014	1,000,000	1,036,490
Houston TX Water Conveyance Systems Certificate of Participation Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,519,364
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	480,000	515,069
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	6.25	8-15-2021	4,860,000	5,247,148
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,115,940
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10-1-2032	2,210,000	2,261,449
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	3,395,000	3,425,555
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,674,287
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2036	8,855,000	9,270,565
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	5-15-2037	5,000,000	5,266,000
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	100,953
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,817,673
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,404,327
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.24	11-1-2040	10,000,000	10,000,000
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,823,971
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,047,040
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	780,293
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	360,371	375,222
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	159,445	164,381
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,481,340
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.26	11-15-2029	10,000,000	10,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.26	11-15-2029	3,200,000	3,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,812,681
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,300,000	10,697,697
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	5.00	12-15-2028	17,000,000	17,543,660
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	4,920,000	4,780,026

20

Wells Fargo Advantage Municipal Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00%	12-15-2024	$20,500,000	$22,024,585
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	11,250,000	12,172,725
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2027	1,850,000	1,911,864
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	15,780,000	15,642,083
Texas Municipal Gas Acquisition & Supply Corporation Series C (Utilities Revenue) ±	0.84	9-15-2027	5,000,000	4,069,500
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	24,500,000	29,190,525
Texas Municipal Power Agency (Utilities Revenue, National Insured) ¤	0.00	9-1-2015	40,000	39,826
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	1,240,000	1,265,135
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,447,360
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	14,227,750
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) ±	6.35	10-1-2034	315,652	315,898
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon SPA) ø	0.20	2-1-2032	3,560,000	3,560,000
				250,618,585

Utah : 0.55%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	1,280,000	1,286,720
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	725,000	747,997
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,181,654
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,075,000	2,235,667
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,195,938
				15,647,976

Vermont : 0.88%
Burlington VT International Airport Project Series A (Airport Revenue)	4.00	7-1-2028	2,215,000	1,873,934
Burlington VT International Airport Project Series A (Airport Revenue)	5.00	7-1-2022	6,150,000	6,334,070
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24	12-3-2035	16,800,000	16,905,840
				25,113,844

Virgin Islands : 1.19%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	4,000,000	4,260,520
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	5,150,000	5,368,103
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Water & Sewer Revenue)	5.25	10-1-2018	435,000	445,884
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Water & Sewer Revenue)	5.25	10-1-2019	300,000	307,506
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	5,750,000	6,269,570
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,739,621
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2022	7,000,000	7,456,330
				33,847,534

21

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 0.86%
Albemarle County VA IDR Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23%	10-1-2037	$5,000,000	$5,000,000
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	2,018,986
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,566,866
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,418,422
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,112,067
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	500,000	501,870
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, Radian Insured)	5.63	7-15-2017	820,000	821,796
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,824,000	214,411
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,132,770
Prince William County VA County Facilities (Miscellaneous Revenue)	5.00	10-1-2024	2,560,000	3,017,600
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	1,627,000	1,649,225
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	3,807,526
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,130
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	845,000	854,109
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	715,000	736,507
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	515,000	530,491
				24,412,776

Washington : 0.40%
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2029	1,660,000	1,767,883
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2030	2,000,000	2,114,340
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,895,000	1,959,999
Washington Health Care Facilities Central Washington Health Services (Health Revenue)	7.00	7-1-2039	5,000,000	5,553,600
				11,395,822

West Virginia : 0.09%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	217,146
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,445,697
				2,662,843

Wisconsin : 1.13%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,187,013
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	4,812,285
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	9,430,000	10,120,748
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,000,000	1,077,170
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.14	6-1-2019	7,000,000	6,737,500
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	481,764
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,476,246
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,625,936

22

Wells Fargo Advantage Municipal Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20%	8-1-2048	$940,000	$968,294
Wisconsin Public Finance Authority Voyager Foundation Incorporated Project Series A (Education Revenue)		6.20	10-1-2042	2,815,000	2,681,597
					32,168,553

Wyoming : 0.43%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.25	1-1-2017	10,000,000	10,000,000
West Park Hospital District Wyoming Series B (Health Revenue)		6.50	6-1-2027	500,000	559,210
Wyoming CDA (Education Revenue)		6.50	7-1-2043	1,600,000	1,676,912
					12,236,122

Total Municipal Obligations (Cost $2,467,705,174)					2,551,644,423

Short-Term Investments : 8.51%

		Yield		Shares
Investment Companies : 8.51%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		242,047,803	242,047,803

Total Short-Term Investments (Cost $242,047,803)					242,047,803

Total investments in securities (Cost $2,709,752,977)*	98.16%				2,793,692,226

Other assets and liabilities, net	1.84				52,410,695

Total net assets	100.00%				$2,846,102,921

(i)	Illiquid security
(x)	Inverse floating rate security
(h)	Underlying security in an inverse floater structure
¤	Security issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
%%	Security issued on a when-issued basis.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $2,710,930,306 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$118,287,987
Gross unrealized depreciation	(35,526,067)

Net unrealized appreciation	$82,761,920

23

Wells Fargo Advantage Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$2,544,906,923	$6,737,500	$2,551,644,423
Short-term investments
Investment companies	242,047,803	0	0	242,047,803

	$242,047,803	$2,544,906,923	$6,737,500	$2,793,692,226

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.14%
Guam : 4.21%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$1,000,000	$1,028,390
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,210,120
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,099,040
				4,337,550

North Carolina : 81.05%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,238,560
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,753,300
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,698,374
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	906,463
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,304,118
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,075,700
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,836,873
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,017,157
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (Industrial Development Revenue)	5.85	12-1-2020	3,450,000	3,451,518
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,140,040
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,133,490
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2021	850,000	991,610
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	610,000	714,316
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2023	270,000	312,449
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	682,338
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,105,883
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,177,033
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,094,110
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,233,040
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,902,726
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,395,670
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-2021	1,700,000	1,940,822
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,415,000	2,549,564
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	4,690,000	4,912,118
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,146,620
North Carolina Medical Care Commission Health Care Facilities (Health Revenue)	5.00	1-1-2018	500,000	573,820
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	1,500,000	1,709,460
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	1,095,000	1,096,106
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-2027	1,000,000	1,000,690
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	1,962,580
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,458,900
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	415,850
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	520,365
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,015,600
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, Ambac Insured)	5.38	10-1-2014	870,000	872,358

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)	5.00%	12-1-2022	$1,925,000	$2,206,801
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,113,339
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,680,526
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,849,608
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,678,605
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,115,120
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	1,835,000	1,997,728
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	2,465,000	2,608,783
University of North Carolina Wilmington Student Housing Project Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2022	1,000,000	1,041,460
Wilmington NC Certificate of Participation (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,806,627
				83,438,218

Puerto Rico : 2.22%
Puerto Rico Industrial Tourist Educational University Sacred Heart Project (Education Revenue)	4.00	10-1-2025	955,000	787,493
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2014	1,500,000	1,501,380
				2,288,873

Tennessee : 3.23%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,127,977
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,193,580
				3,321,557

Virgin Islands : 6.43%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,500,000	3,888,920
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	2,500,000	2,725,900
				6,614,820

Wisconsin : 1.00%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,032,341

Total Municipal Obligations (Cost $95,232,660)				101,033,359

Short-Term Investments : 0.69%

	Yield		Shares
Investment Companies : 0.69%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		709,759	709,759

Total Short-Term Investments (Cost $709,759)				709,759

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Total investments in securities (Cost $95,942,419) *	98.83%	$101,743,118
Other assets and liabilities, net	1.17	1,201,001

Total net assets	100.00%	$102,944,119

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $95,942,419 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,182,276
Gross unrealized depreciation	(381,577)

Net unrealized appreciation	$5,800,699

3

Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$101,033,359	$0	$101,033,359
Short-term investments
Investment companies	709,759	0	0	709,759

	$709,759	$101,033,359	$0	$101,743,118

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.74%
Florida : 0.58%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,012,900

Guam : 0.61%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,081,320

Pennsylvania : 90.74%
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,209,140
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-2018	1,000,000	1,148,680
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,379,980
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,312,483
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series A-3 (Health Revenue)	5.25	11-1-2024	225,000	254,806
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	2,000,000	2,000,600
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,662,447
Butler County PA Hospital Authority Series A (Health Revenue, Citizens Bank LOC) ø	0.26	10-1-2042	1,210,000	1,210,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	490,000	515,867
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,432,615
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,696,136
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	548,257
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	910,000	910,146
Commonwealth of PA Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,104,410
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,022,550
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,258,248
Dauphin County PA (GO, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,084,380
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,320,000	3,320,266
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,700,062
Delaware County PA Voctech School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,085,390
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	4,964,124
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,239,480
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,813,875
Kiski PA Area School District (GO, AGM Insured)	4.00	3-1-2023	1,240,000	1,319,633
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2014	1,130,000	1,148,396
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2015	1,085,000	1,100,602
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National/FHA Insured)	7.00	7-1-2016	1,215,000	1,301,812
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	848,680
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,359,730

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50%	12-15-2027	$2,405,000	$2,700,094
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	887,998
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	906,717
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-2027	3,760,000	3,782,710
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,102,480
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,196,020
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,099,480
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	985,000	1,135,281
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,528,020
Octorara PA School District (GO, AGM Insured)	4.25	6-1-2023	1,105,000	1,185,731
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12-1-2030	1,355,000	1,355,813
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	851,412
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	2,521,373
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,130,111
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,436,743
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,565,281
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,187,650
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,070,720
Pennsylvania Housing Finance Agency SFMF Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,894,752
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,255,540
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	3,575,000	3,823,856
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,355,420
Pennsylvania Turnpike Commission Series A (Transportation Revenue, Ambac Insured)	5.50	12-1-2031	2,000,000	2,058,700
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	3,967,425
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,012,210
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	915,000	883,295
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,028,924
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,630,000	1,666,153
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	991,480
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,009,520
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,350,972
Philadelphia PA School District (GO)	5.00	9-1-2021	1,395,000	1,575,945
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	3,000,000	3,382,530
Philadelphia PA School District Refunding Series A (GO, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,543,403

2

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA Series A (GO)	5.25%	7-15-2033	$1,500,000	$1,626,510
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,188,640
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2025	2,500,000	2,542,925
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,321,920
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	955,448
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,449,100
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured) %%	5.00	6-15-2027	1,610,000	1,767,957
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,154,283
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,656,469
				159,059,806

Virgin Islands : 4.81%
Virgin Islands PFA (Tax Revenue)	5.25	10-1-2029	1,000,000	1,033,330
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue)	5.00	10-1-2025	4,000,000	4,224,520
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2013B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,119,470
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	2,000,000	2,051,280
				8,428,600

Total Municipal Obligations (Cost $163,366,911)				169,582,626

Short-Term Investments : 3.10%

	Yield		Shares
Investment Companies : 3.10%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01%		5,430,685	5,430,685

Total Short-Term Investments (Cost $5,430,685)				5,430,685

Total investments in securities (Cost $168,797,596)*	99.84%			175,013,311
Other assets and liabilities, net	0.16			273,093

Total net assets	100.00%			$175,286,404

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $168,970,643 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,849,980
Gross unrealized depreciation	(807,312)

Net unrealized appreciation	$6,042,668

4

Wells Fargo Advantage Pennsylvania Tax Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time). Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$169,582,626	$0	$169,582,626

Short-term investments
Investment companies	5,430,685	0	0	5,430,685

	$5,430,685	$169,582,626	$0	$175,013,311

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.23%
Alabama : 1.07%
Alabama 21st Century Authority Tobacco Settlement Series 2012-A (Tobacco Revenue)	5.00%	6-1-2019	$1,250,000	$1,432,838
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	11-15-2038	15,000,000	15,001,800
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2014	5,840,000	5,907,452
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	3,013,345
Jefferson County AL Sewer Revenue Warrants Series C (GO)	4.90	4-1-2021	35,610,000	38,089,880
Jefferson County AL Sewer Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,063,823
Widowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) ±(s)(i)	5.00	7-1-2037	2,555,000	650,733
				66,159,871

Alaska : 0.87%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.21	12-1-2041	50,200,000	50,200,000
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,460,176
Alaska Student Loan Corporation Series A2 (Education Revenue)	5.00	6-1-2014	700,000	705,425
				53,365,601

Arizona : 0.78%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	20,000,000	20,390,200
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	4.25	7-1-2015	4,225,000	4,394,000
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, Ambac Insured)	5.50	7-1-2014	6,445,000	6,520,535
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,495,000	1,521,955
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,739,450
Pima County AZ IDA Constellation Schools Project Series A (Miscellaneous Revenue)	6.38	1-1-2019	2,010,000	2,189,031
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,211,800
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	365,000	367,887
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	2.00	7-15-2014	720,000	722,081
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2015	1,295,000	1,340,312
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2016	1,280,000	1,350,605
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2017	1,365,000	1,456,810
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2018	1,245,000	1,331,216
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	7-1-2014	1,377,000	1,384,092
				47,919,974

Arkansas : 0.00%
Arkansas Development Financial Authority Public Health Laboratory Project (Health Revenue, Ambac Insured)	3.90	12-1-2024	5,000	4,907

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 10.19%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00%	10-1-2019	$4,000,000	$3,471,080
Alameda County CA Certificate of Participation CAB (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2014	2,185,000	2,168,088
Alameda County Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,845,000	8,508,978
Alhambra CA City Elementary School Project CAB Series D (GO, AGM Insured) ¤	0.00	9-1-2014	1,570,000	1,567,708
Alvord CA Unified School District Series 3306 (GO, AGM/National Insured, Credit Suisse LIQ) 144Aø	0.23	8-1-2030	9,960,000	9,960,000
California (GO) ±	4.00	12-1-2027	54,640,000	59,981,606
California HFA Home Mortgage Revenue Bonds Series G (Housing Revenue)	4.95	8-1-2023	9,500,000	9,764,670
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	6,025,000	6,097,842
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.31	8-1-2037	53,925,000	53,356,631
California Infrastructure & Economic Development Refunding Index Museum Art Project Series A (Miscellaneous Revenue) ±	1.86	12-1-2037	12,000,000	11,996,160
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ø	0.45	9-1-2021	38,000,000	38,000,000
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	66,415,000	66,415,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	33,755,000	33,755,000
California Refunding Bond Series B (GO) ±	0.81	5-1-2017	7,000,000	7,063,770
California Series B (GO) ±	0.96	5-1-2018	6,000,000	6,075,060
California Series D (GO) ±	0.81	12-1-2028	27,000,000	27,090,720
California Series E (GO) ±	0.94	12-1-2029	18,000,000	18,048,960
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.10	7-1-2041	5,225,000	5,225,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.40	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.10	7-1-2040	2,775,000	2,775,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured) 144Aø	0.19	11-1-2033	2,685,000	2,685,000
Chino Ontario Upland CA Water Facilities Authority Certificate of Participation Agua de Lejos Project (Water & Sewer Revenue, National Insured)	5.20	10-1-2015	330,000	336,217
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,994,503
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,279,197
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,000,000	5,023,350
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	2,886,261
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	510,000	517,074
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28	8-1-2025	5,985,000	5,985,000
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	23,500,000	25,702,890
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.66	6-1-2047	31,160,000	31,160,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) 144Aø	0.51	6-1-2035	3,055,000	3,055,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	35,100,000	35,982,765
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,500,000	18,451,825
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.38	7-15-2026	27,395,000	27,395,000
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	800,000	821,824

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00%	8-1-2018	$1,000,000	$1,106,130
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2019	1,000,000	1,107,180
Oakland CA Unified School District Alameda County Refunding Bond (GO, National Insured)	5.00	8-1-2016	3,030,000	3,280,308
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, National Insured) ¤	0.00	8-1-2019	2,215,000	1,949,466
Palomar CA Pomerado Health PFOTER Series 4683 (GO, National Insured, Bank of America NA LIQ) 144Aø	0.34	8-1-2037	31,250,000	31,250,000
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, Ambac Insured)	5.50	5-1-2014	450,000	450,500
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.28	12-1-2035	10,000,000	10,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,818,195
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2015	4,525,000	4,702,697
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	6-1-2014	790,000	793,097
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,608,055
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, National Insured)	6.00	8-1-2015	3,090,000	3,278,366
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	496,215
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	20,000,000	19,280,600
Upland CA Certificate of Participation San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-2015	1,915,000	1,972,948
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	1,000,000	1,009,940
Washington Township CA Health Care District Series A (GO)	6.50	8-1-2014	1,000,000	1,019,860
				627,145,736

Colorado : 0.90%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	4,000,000	3,526,360
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	1.81	9-1-2039	15,325,000	15,451,891
Colorado Mid-Cities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC) ø	0.16	12-1-2020	3,405,000	3,405,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.26	11-1-2036	23,970,000	23,970,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	3,560,000	3,560,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	5,515,000	5,515,000
				55,428,251

Connecticut : 2.68%
Connecticut Economic Recovery Notes Series A-3 (GO) ø	0.39	7-1-2017	11,600,000	11,600,000
Connecticut Economic Recovery Notes Series A-4 (GO) ø	0.39	1-1-2018	26,625,000	26,625,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2015	2,240,000	2,280,678
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,600,198
Connecticut Series A (Miscellaneous Revenue) ±	0.59	4-15-2016	5,000,000	5,012,400
Connecticut Series A (Miscellaneous Revenue) ±	0.61	3-1-2019	3,125,000	3,107,656
Connecticut Series A (Miscellaneous Revenue) ±	0.71	3-1-2020	7,065,000	7,010,458
Connecticut Series A (Miscellaneous Revenue) ±	0.74	4-15-2017	4,600,000	4,613,156
Connecticut Series A (Miscellaneous Revenue) ±	0.83	5-15-2017	17,000,000	17,135,150
Connecticut Series A (GO) ±	0.98	5-15-2018	17,740,000	17,951,283
Connecticut Series A (Miscellaneous Revenue) ±	1.01	3-1-2017	12,795,000	12,872,538
Connecticut Series A (Miscellaneous Revenue) ±	1.16	4-15-2019	5,500,000	5,615,995

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Series A (GO) ±	1.26%	3-1-2018	$13,500,000	$13,612,725
Connecticut Series A (GO) ±	1.41	3-1-2019	21,500,000	21,987,190
Connecticut Series C (Miscellaneous Revenue) ±	0.71	5-15-2016	5,000,000	5,027,600
Connecticut Series D (GO) ±	0.58	9-15-2017	1,500,000	1,501,920
Hamden CT Refunding Bond (GO)	5.00	8-15-2017	1,500,000	1,652,220
Hamden CT Refunding Bond (GO)	5.00	8-15-2018	1,000,000	1,117,660
Naugatuck CT Certificate of Participation Incineration Facility Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	6-15-2015	305,000	307,797
New Haven CT Series A (GO, AGM Insured)	3.00	11-1-2019	3,405,000	3,510,317
				165,141,941

Delaware : 0.04%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,068,565
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,289,582
				2,358,147

District of Columbia : 0.47%
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	0.81	12-1-2017	13,000,000	13,098,020
District of Columbia Thomas B. Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	10-1-2037	4,800,000	4,800,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.64	10-1-2040	11,000,000	11,033,550
				28,931,570

Florida : 6.46%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,278,795
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.71	6-1-2014	31,000,000	31,060,760
Escambia County FL Utilities Authority (Utilities Revenue, National Insured)	6.25	1-1-2015	840,000	861,504
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	1,135,000	1,153,943
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	540,000	547,673
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.25	12-1-2020	2,050,000	2,087,618
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,100,000	15,182,446
Highlands County FL Health Facilities Authority Adventist Health Series B (Health Revenue)	5.00	11-15-2020	1,000,000	1,069,680
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	4,935,985
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2015	3,365,000	3,559,161
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2016	7,325,000	7,743,697
Jacksonville FL Sales Refunding Bond Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,264,120
Lakeland FL Energy System (Utilities Revenue) ø	1.16	10-1-2014	38,000,000	38,000,000
Lee County FL Airport Refunding Bond Series A (Airport Revenue, AGM Insured)	5.00	10-1-2014	3,000,000	3,072,780
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,062,780
Marion County FL School Board Series B (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2014	325,000	327,467
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,027,850

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00%	11-15-2016	$1,500,000	$1,557,435
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,876,438
Miami FL Refunding Bond Homeland Defense (GO, National Insured)	5.00	1-1-2017	5,000,000	5,385,350
Miami Gardens FL Certificate of Participation Series A1 (Miscellaneous Revenue)	5.00	6-1-2014	1,095,000	1,102,501
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,600,000	1,732,816
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.26	7-1-2018	670,000	670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.66	3-8-2030	15,000,000	15,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.71	10-13-2023	20,000,000	20,000,000
Miami-Dade County FL Expressway Authority Toll System Series 2012 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.64	8-1-2028	39,550,000	39,550,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2014	500,000	505,135
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	637,841
Miami-Dade County FL School Board Certificate of Participation (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	4,000,000	4,077,960
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	19,818,356
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,530,816
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue) ±	5.00	5-1-2032	17,000,000	18,468,460
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	5,043,804	5,219,076
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2014	1,710,000	1,748,595
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	2,021,548
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.23	7-1-2027	9,695,000	9,695,000
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2014	1,000,000	1,021,680
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2014	3,000,000	3,048,000
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,711,925
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	658,860
Palm Beach County FL HCFR Acts Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,576,759
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,320,956
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.41	8-1-2029	41,000,000	41,000,000
Polk County FL School Board Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,935,000	1,972,926
Polk County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,235,000	1,259,206
Reedy Creek FL Improvement Series B (GO, Ambac Insured)	5.00	6-1-2017	3,500,000	3,685,920
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	620,000	641,849
South Lake County FL Hospital District (Health Revenue)	4.00	10-1-2014	835,000	847,316
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	972,523
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	14,865,000	16,025,362

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00%	6-15-2018	$5,695,000	$6,174,576
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, National Insured) ¤	0.00	6-1-2014	1,645,000	1,644,112
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	3.50	7-1-2014	2,780,000	2,802,129
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	5,044,356
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,640,000	4,020,198
Tampa Bay FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	3-1-2022	1,030,000	1,030,000
Tampa Bay FL Water Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,678,850
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	13,612,968
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,050,280
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,822,200
				397,456,537

Georgia : 1.70%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.60	11-1-2038	21,500,000	21,816,050
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,623,200
Burke County GA Development Authority PCR Oglethorpe Power Corporation Plant Vogtle Series A (Utilities Revenue) ±	2.40	1-1-2040	17,225,000	16,865,170
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12-1-2014	1,520,000	1,569,020
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,477,402
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	1,887,692	1,942,586
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	7,915,000	8,624,738
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,755,000	5,254,798
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.67	10-1-2016	2,785,000	2,776,199
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A (Utilities Revenue) ±	2.40	1-1-2039	16,000,000	15,718,080
Pike County GA School District (GO, Ambac Insured)	5.70	2-1-2016	630,000	655,219
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2014	3,000,000	3,066,570
Richmond County GA Development Authority (Industrial Development Revenue)	5.15	3-1-2015	2,000,000	2,066,740
				104,455,772

Guam : 0.13%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Miscellaneous Revenue)	5.50	12-1-2015	265,000	270,729
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11-1-2014	1,845,000	1,869,908
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	1,008,234
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	498,690
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	744,586
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,876,876
				8,269,023

Idaho : 0.00%
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	115,000	116,275

Illinois : 12.13%
Chicago IL Board of Education Dedicated Series C1 (GO) ±	1.01	3-1-2032	37,600,000	37,742,504
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.16	3-1-2032	33,000,000	33,077,880

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGM Insured)	5.00%	12-1-2018	$1,400,000	$1,591,198
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LIQ) 144Aø	0.91	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2019	895,000	1,006,428
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2020	765,000	784,079
Chicago IL Board of Education Series A-2 (GO) ±	0.81	3-1-2035	24,000,000	23,823,360
Chicago IL Board of Education Series A3 (GO) ±	0.89	3-1-2036	46,000,000	45,444,780
Chicago IL Board of Education Series C (GO)	5.00	12-1-2019	5,335,000	5,888,986
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2019	780,000	839,686
Chicago IL CAB Series A (GO, National Insured) ±	5.53	1-1-2020	1,290,000	1,371,567
Chicago IL Charter School Project (Education Revenue)	5.00	12-1-2014	360,000	368,410
Chicago IL Emergency Telephone System (GO, National Insured)	5.25	1-1-2018	1,770,000	1,993,852
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2014	2,265,000	2,290,527
Chicago IL Modern Schools Across Chicago Program Series A-K (GO, Ambac Insured)	5.00	12-1-2019	1,000,000	1,074,120
Chicago IL Motor Fuel Project Series A (Tax Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	0.34	1-1-2038	11,155,000	11,155,000
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,125,120
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	850,000	952,476
Chicago IL O’Hare International Airport General Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,922,956
Chicago IL O’Hare International Airport General Senior Lien Series A (Airport Revenue)	5.00	1-1-2021	8,535,000	9,609,557
Chicago IL Park District Current Refunding Harbor Facilities Series D (GO)	5.00	1-1-2019	1,000,000	1,118,890
Chicago IL Park District Current Refunding Series B (GO)	5.00	1-1-2019	3,555,000	3,977,654
Chicago IL Project & Refunding Bond Series A (GO, National Insured)	5.00	1-1-2019	4,465,000	4,924,359
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	4.00	1-1-2017	975,000	1,040,140
Chicago IL Project & Refunding Bond Series C (GO, National Insured)	4.00	1-1-2017	345,000	368,049
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	5.00	1-1-2021	10,280,000	10,992,507
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.25	1-1-2020	3,015,000	3,414,940
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.50	1-1-2019	2,600,000	2,993,744
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2015	100,000	103,549
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2019	1,050,000	1,074,098
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2020	10,000,000	10,194,800
Chicago IL Refunding Bond Series B (GO, Ambac Insured)	5.13	1-1-2022	10,540,000	11,338,616
Chicago IL Refunding Bonds (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.29	1-1-2034	7,885,000	7,885,000
Chicago IL Refunding Series C (GO)	5.00	1-1-2020	4,375,000	4,897,506
Chicago IL Refunding Series C (GO)	5.00	1-1-2021	3,970,000	4,428,614
Chicago IL Revenue Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	7,435,000	7,940,580
Chicago IL ROC (GO, Citibank NA LIQ) 144Aø	0.33	7-1-2017	9,785,000	9,785,000
Chicago IL Series A (GO)	5.00	1-1-2019	1,025,000	1,157,194
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,245,000	1,306,453
Chicago IL Series A (GO)	5.25	1-1-2021	510,000	562,193
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	7,020,000	7,745,306
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2019	8,090,000	8,398,148
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2020	2,860,000	2,952,349
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, AGM/Ambac Insured) 144Aø	0.46	1-1-2019	16,175,000	16,175,000
Chicago IL Various Projects Series B-1 (GO, JPMorgan Chase & Company SPA) ø	0.44	1-1-2034	13,115,000	13,115,000
Chicago IL Various Projects Series B-2 (GO, JPMorgan Chase & Company SPA) ø	0.45	1-1-2034	22,695,000	22,695,000
Chicago IL Water Revenue Project and Refunding Bonds (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	700,000	775,089
Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.00	1-1-2015	2,725,000	2,822,337
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.50	12-15-2014	2,540,000	2,595,778

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook County IL Revenue Adjusted Catholic Theological Union Project (Miscellaneous Revenue, Royal Bank of Scotland LOC) ø	0.37%	2-1-2035	$9,200,000	$9,200,000
Cook County IL Series B (GO, National Insured)	5.00	11-15-2019	1,000,000	1,103,180
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,102,780
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	8,000,000	8,734,000
Illinois (GO)	4.00	2-1-2019	6,300,000	6,839,154
Illinois (GO)	4.00	2-1-2020	1,750,000	1,874,530
Illinois (GO)	5.00	9-1-2015	1,885,000	1,922,229
Illinois (GO)	5.00	1-1-2017	3,200,000	3,405,280
Illinois (GO)	5.00	2-1-2019	1,000,000	1,132,260
Illinois (GO)	5.00	2-1-2020	2,500,000	2,816,400
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	5-15-2014	4,500,000	4,520,835
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,000,000	4,979,600
Illinois Finance Authority Advocate Health Sub Series C3B (Health Revenue) ±	4.38	11-1-2038	3,500,000	3,535,770
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,230,000	2,478,846
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.33	8-15-2047	15,000,000	15,000,000
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±	3.00	7-1-2042	4,900,000	4,908,918
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,371,670
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2014	655,000	655,000
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2015	555,000	572,599
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-2014	3,250,000	3,266,055
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	928,053
Illinois First Series (GO, AGM Insured)	5.50	5-1-2015	4,525,000	4,772,201
Illinois Housing Development Authority (Housing Revenue)	5.00	8-1-2028	2,350,000	2,470,438
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,993,434
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2017	1,485,000	1,635,475
Illinois Refunding Bond (GO)	5.00	1-1-2018	1,905,000	2,133,143
Illinois Refunding Bond (GO, Ambac Insured)	5.00	11-1-2018	10,650,000	10,919,339
Illinois Refunding Bond (GO)	5.00	1-1-2020	3,400,000	3,829,216
Illinois Series 2004 (GO)	5.00	9-1-2016	10,000,000	10,192,700
Illinois Series 2010 (GO)	5.00	1-1-2016	11,225,000	12,071,141
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2017	11,875,000	13,245,613
Illinois Series A (Tax Revenue)	4.00	1-1-2016	10,470,000	11,077,365
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	13,142,315
Illinois Series A (Tax Revenue)	4.00	1-1-2021	925,000	975,320
Illinois Series A (GO)	5.00	4-1-2019	5,000,000	5,679,750
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.33	1-1-2016	9,000,000	9,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.33	1-1-2017	30,000,000	30,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,817,500
Illinois Unemployment Insurance Series B (Tax Revenue)	4.00	6-15-2020	10,000,000	10,057,800
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	5,232,416
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	16,465,000	18,253,758
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,520,000	8,967,044
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,979,155
Kane McHenry Cook & Dekalb Counties IL School District #300 (GO, National/Syncora Guarantee Incorporated Insured)	5.00	12-1-2019	500,000	532,030
Knox & Warren Counties IL Community United School District # 205 Series A (GO)	3.50	1-1-2015	500,000	510,110
Lake County IL Community School District #60 Waukegan CAB Series A (GO, AGM Insured) ¤	0.00	12-1-2018	1,705,000	1,530,613
Lake County IL Community Consolidated School District (GO, National Insured)	8.70	1-1-2016	1,075,000	1,199,485

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Lake County IL Community High School District #117 Antioch CAB Series B (GO, National Insured) ¤	0.00%	12-1-2016	$4,975,000	$4,762,717
Lake County IL Forest Preservation District Series A (GO) ±	0.61	12-15-2016	1,925,000	1,925,635
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	10,573,720
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,000,000	5,585,640
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.33	7-1-2026	12,380,000	12,380,000
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.50	6-1-2025	15,355,000	15,355,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2014	1,565,000	1,565,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,127,060
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	673,799
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	13,087,560
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,368,283
University of Illinois Certificate of Participation Infrastructure Project (Miscellaneous Revenue, Ambac Insured)	5.00	8-15-2014	6,275,000	6,358,771
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	901,734
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	635,000	679,761
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2015	1,800,000	1,846,260
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-2015	500,000	495,585
				747,091,424

Indiana : 3.18%
Indiana Education Facilities Authority CAB (Education Revenue, National Insured) ¤	0.00	2-1-2015	400,000	396,748
Indiana Finance Authority HCFR Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2015	1,230,000	1,259,594
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00	3-1-2015	1,895,000	1,955,015
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	78,300,000	84,421,494
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.10	11-15-2031	70,710,000	71,834,996
Indiana HFFA Ascension Health Series A-1 (Health Revenue) ±	2.80	11-1-2027	12,000,000	12,501,480
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.26	1-1-2017	9,825,000	9,825,000
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2015	600,000	612,816
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	600,000	620,436
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,130,610
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.24	1-15-2025	11,405,000	11,405,000
				195,963,189

Iowa : 0.42%
Iowa Finance Authority HCFR Series A (Health Revenue, AGM Insured)	3.13	8-15-2014	1,000,000	1,009,930
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.00	12-1-2019	17,750,000	17,653,795

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Iowa (continued)
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40%	12-1-2018	$6,955,000	$7,257,543
				25,921,268

Kansas : 0.65%
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2014	650,000	659,997
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	57,510,000	39,526,048
				40,186,045

Kentucky : 0.51%
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,682,250
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2020	1,000,000	1,117,120
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,092,910
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	27,622,250
				31,514,530

Louisiana : 3.56%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	28,000,000	28,421,960
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.91	2-1-2046	46,000,000	46,038,640
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	0.81	2-1-2049	35,500,000	35,543,665
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2017	680,000	718,672
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2018	525,000	551,098
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2014	1,500,000	1,526,520
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,082,960
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,476,400
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	1-1-2015	1,120,000	1,149,646
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,034,100
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,845,000	1,907,915
New Orleans LA Master Lease (GO) (i)	5.25	1-1-2018	11,640,294	11,883,110
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,346,174
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,484,968
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.33	11-1-2040	24,435,000	24,435,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.30	11-1-2040	54,720,000	54,720,000
				219,320,828

Maine : 0.03%
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.95	12-1-2014	1,625,000	1,664,390

Maryland : 1.45%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.31	7-1-2034	16,050,000	16,049,358

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland (continued)
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.70%	5-15-2046	$8,000,000	$7,987,760
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.68	5-15-2029	11,000,000	10,974,370
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.25	5-15-2042	12,500,000	12,654,375
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.93	5-15-2038	22,400,000	22,495,200
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.93	5-15-2038	19,065,000	19,146,026
				89,307,089

Massachusetts : 1.46%
Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue)	5.00	7-1-2015	1,000,000	1,044,180
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,776,797
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	525,280
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	531,070
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-2015	1,695,000	1,723,679
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	729,680
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	0.94	7-1-2038	40,000,000	40,018,400
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.28	7-1-2030	12,970,000	12,970,000
Massachusetts Series A (GO) ø	0.58	9-1-2016	4,000,000	4,015,160
Massachusetts Series A (GO) ø	0.72	2-1-2015	3,350,000	3,350,000
Massachusetts Various Consolidated Loan Series D (Tax Revenue) ±	0.49	1-1-2018	9,500,000	9,542,655
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, Ambac Insured)	5.25	12-1-2015	980,000	1,030,372
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.30	8-1-2025	11,510,000	11,510,000
				89,767,273

Michigan : 3.79%
Detroit MI City School District Refunding Bond School Building & Site Improvement Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2014	1,665,000	1,671,194
Detroit MI City School District Series DCL 045 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.71	5-1-2030	18,920,000	18,920,000
Detroit MI Distribution State Aid (GO)	5.00	11-1-2016	855,000	919,912
Detroit MI Series B (GO, AGM Insured)	5.00	4-1-2015	1,140,000	1,138,723
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,003,550
Detroit MI Sewer Disposal System Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	2,470,000	2,476,249
Detroit MI Sewer Disposal System Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	4,375,000	4,389,525
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.25	7-1-2018	1,835,000	1,842,450
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2014	5,000,000	5,014,900
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2016	12,535,000	12,655,461
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	6.00	7-1-2014	800,000	802,752

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Sewer Disposal System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00%	7-1-2018	$3,765,000	$3,774,300
Detroit MI Sewer Disposal System Senior Lien Series C-1 (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2018	300,000	304,995
Detroit MI Sewer Disposal System Senior Lien Series C-1 (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2020	1,845,000	1,873,302
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,420,000	1,419,744
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2015	2,505,000	2,512,415
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured)	6.50	7-1-2015	1,720,000	1,728,480
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	3,000,000	3,009,960
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2018	750,000	749,685
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2018	10,355,000	10,585,917
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2018	440,000	441,087
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGC/National Insured) ±	5.00	7-1-2018	400,000	401,972
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	5,050,000	5,066,766
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	4,350,000	4,327,859
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2017	1,455,000	1,458,608
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured) ±	4.25	7-1-2016	1,075,000	1,068,206
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2017	6,400,000	6,415,808
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	1,400,000	1,396,738
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	1,250,000	1,310,450
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	1,175,000	1,256,522
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,100,000	1,181,466
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	975,000	999,824
Grand Ledge MI Public School District Refunding Bond (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,460,000	1,522,284
Huron Valley MI School District (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2015	2,965,000	3,115,059
Michigan Finance Authority Detroit School District (Education Revenue)	5.00	6-1-2014	16,070,000	16,178,312
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	845,472
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,687,093
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	1,500,000	1,638,180
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	17,524,950
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	25,500,000	25,899,840
Michigan Hospital Finance Authority Ascension Health Series F-4 (Health Revenue) ±	1.95	11-15-2047	11,470,000	11,192,655
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-2015	1,000,000	1,062,020
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	2,450,000	2,563,411
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.25	5-1-2015	990,000	1,012,424
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	437,024
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, Ambac Insured)	5.75	12-1-2014	3,555,000	3,644,373

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.50%	5-1-2014	$80,000	$80,049
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.96	5-1-2029	30,900,000	30,900,000
Michigan Strategic Fund Limited Obligation Dow Chemical Series B2 (Industrial Development Revenue)	6.25	6-1-2014	6,000,000	6,049,200
Wayne County MI Airport Authority Refunding Bond Detroit Metropolitan Airport (Airport Revenue, AGC/MBIA/FGIC Insured)	5.00	12-1-2015	1,110,000	1,191,951
Wayne County MI Airport Authority Series D (Airport Revenue)	5.00	12-1-2015	1,290,000	1,379,758
Wayne County MI Wayne-Westland Community Schools (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,020,000	2,073,752
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,140,070
				233,256,697

Minnesota : 0.50%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,250,089
Chaska MN Independent School District # 112 Certificate of Participation Series B (Miscellaneous Revenue)	3.00	12-1-2014	530,000	539,349
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	8-15-2014	1,200,000	1,216,728
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	783,533
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	634,998
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.06	11-15-2017	9,000,000	8,595,000
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, National Insured)	5.50	5-15-2016	2,200,000	2,212,782
Minnesota Agricultural & Economic Development Board Essentia Health Series A (Health Revenue)	4.75	2-15-2015	14,455,000	14,481,308
Saint Paul MN Housing & RDA Community Peace Academy Project Series A (Education Revenue)	5.00	12-1-2018	1,250,000	1,298,575
				31,012,362

Mississippi : 0.14%
Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue)	3.25	5-1-2014	950,000	950,912
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	547,376
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.59	9-1-2017	7,100,000	7,119,596
				8,617,884

Missouri : 0.72%
Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00	12-1-2019	3,000,000	3,258,600
Missouri Development Finance Board Refunding Bond & Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	531,270
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2015	1,380,000	1,426,520
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	2,048,762
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,807,611
Sikeston MO Electric System Refunding Bond (Utilities Revenue, National Insured)	6.00	6-1-2014	1,000,000	1,008,800
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2015	1,000,000	1,036,780
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,072,790
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.24	7-1-2026	21,190,000	21,190,000
				44,381,133

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Nebraska : 0.24%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00%	12-1-2015	$11,630,000	$12,457,126
Central TX Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	2,275,000	2,341,180
				14,798,306

Nevada : 1.24%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue, Citibank NA LIQ) 144Aø	0.26	1-1-2018	11,250,000	11,250,000
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,138,080
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,131,750
Clark County NV Airport ROC (Airport Revenue, Citibank NA LIQ) 144Aø	0.26	1-1-2018	13,050,000	13,050,000
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	9,155,000	9,717,575
Clark County NV School District Series B (GO, National Insured)	5.00	6-15-2018	5,240,000	5,561,998
Clark County NV School District Series B (GO)	5.00	6-15-2019	18,800,000	21,866,468
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2014	445,000	444,826
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2015	495,000	490,926
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	495,000	493,753
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,677,272
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	5,111,110
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2015	1,520,000	1,528,983
				76,462,741

New Hampshire : 0.14%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,523,735
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,779,055
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	2,980,000	3,148,221
				8,451,011

New Jersey : 4.67%
Atlantic City NJ Refunding Tax Appeal (GO)	4.00	11-1-2016	1,255,000	1,337,140
Atlantic City NJ Refunding Tax Appeal (GO)	4.00	11-1-2017	3,965,000	4,250,559
Casino Reinvestment Development Authority New Jersey Hotel Room Fee Revenue (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2015	2,310,000	2,373,548
Hudson County NJ Certificate of Participation (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,205,120
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2017	1,000,000	1,090,770
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2018	1,135,000	1,251,428
Jersey City NJ Refunding Bond (GO, AGM Insured)	4.00	9-1-2017	1,620,000	1,761,685
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2015	750,000	778,448
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2016	2,235,000	2,364,719
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	12,641,713
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2014	3,500,000	3,537,660
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2015	8,325,000	8,843,897
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2017	18,520,000	20,601,278
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,216,937
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	0.96	2-1-2017	20,000,000	20,192,000
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,400,000	5,082,748
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.86	2-1-2018	38,000,000	38,713,640

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey HCFR Series 3018 (Health Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	0.45%	7-1-2038	$21,805,285	$21,805,285
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-2014	5,555,000	5,598,718
New Jersey PFOTER PT-4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.38	9-1-2027	36,245,000	36,245,000
New Jersey PFOTER Series 4717 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.31	12-15-2022	45,320,000	45,320,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2014	2,500,000	2,515,725
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,041,380
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.76	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2016	5,105,000	5,409,615
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	8,184,023
New Jersey Transit Corporation Certificates of Participation Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2020	1,690,000	1,786,905
New Jersey Transit Corporation Series A (Miscellaneous Revenue, Ambac Insured)	5.50	9-15-2015	1,000,000	1,072,950
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2015	1,450,000	1,497,995
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	560,000	599,262
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	1,070,000	1,145,018
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2017	3,455,000	3,804,093
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	777,784
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	675,036
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	344,736
Winslow Township NJ Board of Education Refunding Bond (GO)	3.00	8-1-2017	600,000	635,040
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2018	425,000	468,057
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2019	525,000	581,117
				287,316,029

New Mexico : 0.21%
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2014	1,250,000	1,274,613
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2015	875,000	918,540
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,254,119
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,444,185
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.89	12-1-2028	2,455,000	2,442,651
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	495,000	523,423
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05	7-1-2026	160,000	160,165
				13,017,696

New York : 12.41%
Dutchess County NY Dutchess County Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	5.00	7-1-2014	1,085,000	1,096,588
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.35	10-1-2035	5,000,000	5,000,000
Metropolitan Transportation Authority New York BAN Series A (Transportation Revenue) ±144A	0.71	4-19-2015	50,000,000	50,019,500

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	0.96%	11-1-2018	$32,600,000	$32,788,754
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.80	11-1-2031	16,000,000	16,083,680
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.94	11-1-2030	11,755,000	11,847,394
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2015	5,030,000	5,181,403
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	4,086,227
Nassau County NY General Improvement Bonds Series C (GO)	5.00	10-1-2020	3,065,000	3,471,174
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,482,572
Nassau County NY Series F (GO)	5.00	10-1-2020	1,780,000	2,010,991
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,829,844
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	13,935,000	13,877,170
New York Dormitory Authority Series A (Miscellaneous Revenue)	5.00	7-1-2014	1,200,000	1,214,328
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	19,500,000	19,719,180
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.39	7-1-2015	25,000,000	25,000,000
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,554,380
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	872,190
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,183,350
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	12,760,000	13,519,730
New York IDA Terminal One Group Association Project (Miscellaneous Revenue) ±	5.50	1-1-2020	2,000,000	2,133,660
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	39,800,000	39,302,500
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.49	10-1-2027	9,975,000	9,975,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.30	8-1-2028	27,155,000	27,155,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.53	8-1-2021	19,000,000	19,004,560
New York NY IDA Bais Sarah Educational Center for Girls Project (Miscellaneous Revenue, Sovereign Bank LOC) ø	0.38	5-1-2036	7,635,000	7,635,000
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,399,265
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,176,620
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.27	6-15-2032	27,425,000	27,425,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2032	10,050,000	10,050,000
New York NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2033	41,215,000	41,215,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.30	11-1-2026	8,000,000	8,000,000
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.33	4-1-2035	9,000,000	9,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.33	11-1-2022	19,605,000	19,605,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	24,550,000	24,550,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	8-1-2023	33,000,000	33,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	8-1-2031	33,650,000	33,650,000
New York Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	4,701,398	4,900,220

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00%	6-1-2017	$6,500,000	$7,309,445
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	33,455,000	33,610,900
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National Insured)	5.25	10-1-2015	380,000	388,322
Oyster Bay NY BAN (GO)	5.00	8-8-2014	37,785,000	38,349,508
Oyster Bay NY Public Improvement Series B (GO, AGM Insured)	3.00	11-1-2018	1,140,000	1,215,240
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	10,982,649	11,488,070
Ramapo NY BAN Series A (GO)	4.70	5-28-2014	5,000,000	5,012,200
Suffolk County NY Economic Development Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,355,113
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,441,505
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,606,774
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,938,505
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	3,088,325
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,217,694
Suffolk County NY Refunding Bond Series B (GO)	4.00	10-1-2015	1,000,000	1,053,160
Syracuse NY Public Improvement Series B (GO, AGM Insured)	4.00	4-15-2014	850,000	851,182
Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2019	15,000,000	15,115,950
Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2019	12,000,000	12,637,440
Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2020	20,000,000	21,704,000
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.23	1-1-2019	17,680,000	17,680,000
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series BE (Transportation Revenue) ±	0.75	1-1-2032	31,200,000	31,223,400
Troy NY Troy Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,128,340
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	4.00	11-1-2014	1,700,000	1,732,317
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2014	3,315,000	3,400,162
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,196,650
Yonkers NY IDA Series A (GO)	5.00	10-1-2014	1,500,000	1,532,445
Yonkers NY IDA Series A (GO)	5.00	10-1-2015	2,295,000	2,432,379
Yonkers NY IDA Series A (GO)	5.00	10-1-2016	2,000,000	2,182,720
				763,907,026

North Carolina : 0.50%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGM Insured)	6.00	1-1-2019	890,000	979,676
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,386,000
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	11,122,600
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	11,500,000	12,446,335
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	875,000	957,434
				30,892,045

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.11%
Fargo ND Sanford Health System (Health Revenue)	4.00%	11-1-2015	$4,115,000	$4,348,074
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,046,740
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.25	7-1-2015	1,375,000	1,431,238
				6,826,052

Ohio : 1.11%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2014	2,175,000	2,228,440
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-2015	5,245,000	5,367,785
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-2015	1,640,000	1,726,133
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,895,449
Franklin County OH Hospital Current Refunding Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	18,834,052
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	715,493
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-2015	1,625,000	1,629,989
Montgomery County OH Catholic Health Initiatives Series A Morgan Stanley Series 3260 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.25	5-1-2034	13,565,000	13,565,000
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	769,223
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,628,062
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,034,050
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±	3.88	12-1-2038	2,000,000	2,009,220
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	1-15-2039	2,050,000	2,168,224
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.31	7-1-2016	10,000,000	10,024,200
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,188,500
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,439,911
				68,223,731

Oklahoma : 0.44%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	491,073	499,927
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.14	6-1-2019	18,900,000	18,262,125
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	4,600,000	4,822,042
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	581,733
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	754,749
Woodward County OK Public Facilities Authority Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,015,780
				26,936,356

Other : 0.57%
Branch Banking & Trust Municipal Trust Various States Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.93	8-1-2014	2,717,525	2,716,710
Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.66	2-1-2016	18,875,000	18,875,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ø	0.81	12-1-2017	13,745,000	13,720,122
				35,311,832

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 7.36%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00%	1-1-2015	$1,000,000	$1,035,870
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,727,025
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.13	8-1-2032	16,295,000	16,295,000
Allegheny County PA Series C-68 (GO)	5.00	11-1-2017	1,340,000	1,510,301
Butler County PA Hospital Authority Series A (Health Revenue, Citizens Bank LOC) ø	0.26	10-1-2042	1,500,000	1,500,000
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	910,000	910,146
Chester PA EDA (Miscellaneous Revenue, Municipal Government Guaranty Insured)	7.00	3-1-2019	7,435,000	7,464,368
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-2015	2,310,000	2,385,029
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,734,266
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	3,665,000	3,665,586
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,650,000	9,793,963
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.30	12-1-2020	9,300,000	9,300,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.30	12-1-2020	29,900,000	29,900,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,615,496
Delaware Valley PA Regional Finance Authority Series C (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.30	12-1-2020	9,400,000	9,400,000
Delaware Valley PA Regional Finance Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.30	12-1-2020	49,200,000	49,200,000
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	1,075,000	1,161,613
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,539,482
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,583,782
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	7-1-2014	2,050,000	2,072,796
McKeesport PA Area School District CAB Series A (GO, Ambac Insured) ¤	0.00	10-1-2014	2,000,000	1,989,440
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2014	2,955,000	3,001,955
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,505,000	2,659,083
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,518,822
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10-15-2014	900,000	917,433
Pennsylvania EDFA Capitol Region Parking System Series C (Miscellaneous Revenue, AGM Insured)	5.00	1-1-2022	1,715,000	1,963,298
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	7,500,000	7,626,450
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	1,675,000	1,737,863
Pennsylvania EDFA Solid Waste Refunding Revenue Bond Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.45	4-1-2019	8,500,000	8,500,000
Pennsylvania EDFA Solid Waste Refunding Revenue Bond Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±	0.35	12-1-2030	6,000,000	6,000,000
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.50	8-1-2045	30,500,000	30,500,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.62	7-1-2017	3,155,000	3,147,996
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	5-15-2014	3,970,000	3,993,780

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.61%	6-1-2023	$15,835,000	$15,835,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.66	12-1-2017	14,765,000	14,815,939
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.83	6-1-2015	13,770,000	13,810,622
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.21	12-1-2019	18,100,000	18,359,735
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.33	12-1-2020	11,250,000	11,406,375
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.11	12-1-2014	20,000,000	20,059,200
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,492,500
Philadelphia PA Gas Works 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,154,393
Philadelphia PA Gas Works 5th Series A-2 1998 General Ordinance (Utilities Revenue, CIFG Insured)	5.00	8-1-2014	2,000,000	2,029,420
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2014	4,045,000	4,104,502
Philadelphia PA Gas Works Revenue Refunding Bonds Tenth Series (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,865,225
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,110,020
Philadelphia PA GO (GO)	5.00	8-1-2014	4,030,000	4,095,205
Philadelphia PA GO (GO, CIFG Insured)	5.00	8-1-2014	2,320,000	2,357,538
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,528,500
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,543,935
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,689,292
Philadelphia PA Housing Authority (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,343,990
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,044,150
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,479,490
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,652,130
Philadelphia PA Refunding Bond Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,413,165
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2015	10,105,000	10,677,549
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2016	5,210,000	5,526,195
Philadelphia PA School District Series B (GO, AGM Insured)	5.00	6-1-2015	4,655,000	4,889,286
Philadelphia PA School District Series C (GO)	5.00	9-1-2017	1,500,000	1,668,675
Philadelphia PA Series A (GO)	5.00	7-15-2017	1,000,000	1,128,660
Philadelphia PA Series A (GO)	5.00	7-15-2018	1,000,000	1,147,880
Philadelphia PA Series A (GO, AGM Insured)	5.00	8-1-2019	4,550,000	5,000,769
Pittsburgh PA Series A (GO)	3.00	9-1-2014	400,000	404,556
Pittsburgh PA Series A (GO)	4.00	9-1-2015	825,000	865,821
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	644,550
Pittsburgh PA Water & Sewer Authority Series C-2 (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.15	9-1-2035	14,300,000	14,300,000
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	845,270
Scranton PA TAN Series A (GO)	4.50	12-15-2014	3,280,000	3,262,714
State Public School Building Authority Pennsylvania Albert Gallatin Area School (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.17	9-1-2024	18,020,000	18,020,000
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2015	1,900,000	1,988,027
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	3,097,218
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,978,900

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00%	1-1-2017	$3,320,000	$3,343,506
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2014	1,380,000	1,392,006
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,491,984
				453,214,735

Puerto Rico : 1.52%
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,885,000	8,062,649
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,925,000	3,988,467
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	24,505,000	24,969,370
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	16,825,000	17,148,881
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.00	7-1-2014	400,000	400,000
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	540,150
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	23,470,000	23,468,592
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2018	900,000	900,765
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,050,000	1,050,714
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	2,225,000	2,221,040
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities International American University Project (Education Revenue)	5.00	10-1-2020	400,000	405,536
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities International American University Project Refunding Bond (Education Revenue)	5.00	10-1-2019	850,000	860,183
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,200,000	9,859,626
				93,875,973

Rhode Island : 0.18%
Rhode Island Health & Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series A (Health Revenue, AGM Insured)	5.00	5-15-2018	4,300,000	4,604,397
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	3.00	5-15-2015	1,230,000	1,255,498
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2016	1,015,000	1,069,658
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,601,880
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2014	1,175,000	1,180,946
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,132,340
				10,844,719

South Carolina : 0.28%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	2,860,000	2,909,278
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	119,099	111,631
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	114,068

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-2017	$179,606	$141,465
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	143,554
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,488,483	1,087,433
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	9,216,631	802,308
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	12,247,078	123,206
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,490,607	37,683
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	8,327,034	28,562
Lexington County SC Health Services Incorporated (Health Revenue)	5.00	11-1-2014	500,000	514,025
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2014	1,000,000	1,029,140
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	2,044,010
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, Radian Insured)	5.00	12-1-2021	2,500,000	2,586,075
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-2015	225,000	229,228
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-2015	1,145,000	1,186,770
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.23	12-1-2038	4,000,000	4,000,000
				17,088,436

South Dakota : 0.01%
Lower Brule Sioux Tribe of South Dakota Series B (GO)	5.15	5-1-2014	830,000	828,705

Tennessee : 2.15%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	1,650,000	1,683,380
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	4,085,000	4,167,640
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,563,917
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,483,442
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	904,664
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,723,260
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,127,680
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,710,703
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	1-1-2028	4,530,000	4,530,000
Nashville TN Davidson County HEFA Vanderbilt University Series B (Education Revenue) ±	0.66	10-1-2038	11,000,000	11,052,690
Shelby County TN Health Educational & Housing Facilities Series A (Health Revenue)	5.00	9-1-2015	2,750,000	2,929,960
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	9,230,000	9,397,894
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	20,191,920
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,941,835
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	6,017,184
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,699,201
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,999,764

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00%	2-1-2015	$12,500,000	$12,945,750
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	15,203,440
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,890,000	9,782,823
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,075,000	5,590,722
				132,647,869

Texas : 6.40%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	1,045,000	1,088,587
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2017	500,000	548,780
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue) ±	3.00	1-1-2045	8,000,000	8,077,840
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,637,490
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2016	250,000	260,148
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	267,505
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	805,253
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	2.75	6-1-2014	2,380,000	2,389,163
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	3.13	6-1-2015	2,290,000	2,362,685
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Class B (Education Revenue) ±	0.59	5-15-2048	20,000,000	20,083,200
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured) ±	6.75	6-1-2033	380,000	392,308
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,406,050
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.66	5-15-2034	90,000,000	90,326,700
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	2,735,000	2,944,474
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,365,300
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88	5-15-2015	1,510,000	1,516,976
Mansfield TX Independent School District (GO) ±	1.75	8-1-2042	8,245,000	8,385,825
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bond Republic Services Incorporated Series A (Resource Recovery Revenue) ±	0.35	1-1-2020	15,000,000	15,000,000
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	951,720
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.65	7-1-2019	2,785,000	2,784,889
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.24	4-1-2037	10,960,000	10,960,219
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Industrial Development Revenue) ø	0.24	12-1-2039	13,600,000	13,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Industrial Development Revenue) ø	0.24	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.24	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.24	11-1-2040	24,680,000	24,680,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	570,578

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00%	9-1-2019	$655,000	$747,191
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,041,164
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	9-1-2038	150,000	154,670
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) 144Aø	0.21	9-15-2018	31,000,000	31,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	5,595,000	5,435,822
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	546,440
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	7,073,651
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,958,280
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,719,180
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,961,956
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	41,785,000	41,419,799
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.71	12-15-2017	910,000	901,837
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	3,000,000	3,318,720
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,767,975
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,640,121
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.30	4-1-2026	26,650,000	26,650,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	4,000,000	4,020,680
Texas Turnpike Authority Central Texas Turnpike System CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2019	5,000,000	4,359,700
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon SPA) ø	0.20	2-1-2032	5,700,000	5,700,000
				393,822,876

Utah : 0.03%
Utah Charter School Finance Authority North Davis Preparatory (Education Revenue)	5.00	7-15-2015	345,000	352,807
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	1,195,000	1,241,199
				1,594,006

Vermont : 0.56%
Burlington VT Electric Refunding Bonds Series A (Utilities Revenue, Ambac Insured)	5.38	7-1-2014	1,145,000	1,148,985
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.74	6-1-2022	33,126,014	33,205,185
				34,354,170

Virgin Islands : 0.28%
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	1,105,000	1,123,851
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10-1-2014	1,020,000	1,039,288
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2014	885,000	901,735
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2014	2,250,000	2,291,063

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00%	10-1-2016	$7,500,000	$8,063,100
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	4.00	10-1-2014	600,000	608,364
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-2015	620,000	652,494
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-2014	2,500,000	2,500,700
				17,180,595

Virginia : 0.19%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	10-1-2037	7,500,000	7,500,000
Fairfax County VA EDA (Industrial Development Revenue, SunTrust Bank LOC) ø	0.23	10-1-2015	730,000	730,000
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,785,065
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	3,493,000	410,602
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2014	535,000	538,841
Virginia Housing Development Authority Series A5 (Housing Revenue)	4.20	7-1-2014	750,000	756,383
				11,720,891

Washington : 0.17%
Energy Northwest Washington Electric Project 1 Series A (Utilities Revenue)	5.00	7-1-2014	3,410,000	3,451,568
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-2014	1,520,000	1,528,436
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	340,000	358,163
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	3,000,000	3,016,320
Washington HCFA Series A (Health Revenue)	5.00	8-15-2014	1,500,000	1,525,350
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2014	790,000	801,708
				10,681,545

Wisconsin : 1.39%
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	5,820,000	6,661,630
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	12-1-2038	2,950,000	2,950,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	10-1-2042	2,275,000	2,275,000
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	11,750,000	12,610,688
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,345,890
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	4-15-2014	1,500,000	1,502,745
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue) ±	4.75	8-15-2025	10,750,000	10,923,290
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue)	5.00	7-15-2014	6,000,000	6,079,680
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	4-1-2014	1,250,000	1,250,000
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,373,037
Wisconsin HEFA Medical College Incorporated (Health Revenue)	5.00	12-1-2014	1,350,000	1,386,936
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	5,090,000	5,315,436
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	8-15-2014	1,000,000	1,012,760
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-2015	1,750,000	1,846,635
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	544,980
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00	12-15-2014	1,060,000	1,090,178
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12-15-2014	1,730,000	1,782,229
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12-15-2014	3,405,000	3,483,894
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue)	5.25	8-15-2017	8,160,000	8,811,712

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø		0.16%	8-1-2046	$555,000	$555,000
					85,801,720

Wyoming : 0.24%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.25	1-1-2017	15,000,000	15,000,000

Total Municipal Obligations (Cost $5,881,052,410)					5,925,556,782

Other : 1.01%
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A		0.86	10-1-2017	62,000,000	62,000,000
Total Other (Cost $62,000,000)					62,000,000

		Yield		Shares
Short-Term Investments : 3.97%
Investment Companies : 3.97%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		244,387,653	244,387,653

Total Short-Term Investments (Cost $244,387,653)					244,387,653

Total investments in securities (Cost $6,187,440,063)*	101.21%				6,231,944,435
Other assets and liabilities, net	(1.21)				(74,414,610)

Total net assets	100.00%				$6,157,529,825

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,187,503,112 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$55,006,074
Gross unrealized depreciation	(10,564,751)

Net unrealized appreciation	$44,441,323

Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in Securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$5,834,397,157	$91,159,625	$5,925,556,782
Other	0	62,000,000	0	62,000,000
Short-term investments
Investment companies	244,387,653	0	0	244,387,653

	$244,387,653	$5,896,397,157	$91,159,625	$6,231,944,435

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$70,987,838
Accrued discounts (premiums)	483,005
Realized gains (losses)	(78,337)
Change in unrealized gains (losses)	(529,750)
Purchases	31,882,525
Sales	(11,585,656)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2014	$91,159,625

Change in unrealized gains (losses) relating to securities still held at March 31, 2014	$(340,757)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 88.01%
Alabama : 1.03%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$1,991,456
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2021	1,300,000	1,396,850
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2022	1,745,000	1,866,452
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	7,155,000	7,653,632
				12,908,390

Arizona : 1.47%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	5,000,000	5,097,550
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	978,273
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	500,000	498,430
Phoenix AZ IDR Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	900,000	897,534
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,082,744
Pima County AZ IDR Charter School (Education Revenue)	4.00	7-1-2016	400,000	408,452
Pima County AZ IDR Charter School (Education Revenue)	4.00	7-1-2017	1,140,000	1,169,309
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2020	1,565,000	1,754,678
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	223,291
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	842,760
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2019	1,000,000	1,048,130
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2015	1,660,000	1,737,157
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	4.25	7-15-2019	1,320,000	1,412,281
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	5.00	7-15-2020	700,000	764,764
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	5.00	7-15-2021	500,000	534,550
				18,449,903

Arkansas : 0.04%
Fort Smith AR Sales & Use Tax Improvement (Tax Revenue)	2.38	5-1-2027	450,000	453,101

California : 9.37%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2014	625,000	623,156
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	2,085,000	1,938,320
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	5,430,000	4,711,991
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	5,000,000	4,128,050
Alameda County CA Certificate of Participation Medical Center Project (Miscellaneous Revenue, National Insured)	5.38	6-1-2014	115,000	115,217
Alhambra CA Police Facilities Assessment District #91-1 (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	6,130,000	6,944,984
California Bay Area Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.76	4-1-2047	11,600,000	11,594,432
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2020	3,930,000	3,263,511
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2021	8,230,000	6,452,238
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	255,000	255,813
California Housing Finance Agency (Housing Revenue, FGIC Insured)	4.20	8-1-2015	3,275,000	3,367,945
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.31	8-1-2037	11,000,000	10,884,060
California Infrastructure & Economic Development Refunding Index Museum Art Project Series A (Miscellaneous Revenue) ±	1.86	12-1-2037	3,000,000	2,999,040

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Pollution Control Finance Authority Refunding Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75%	12-1-2023	$1,005,000	$1,074,797
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	200,000	200,860
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	502,045
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,387
California Series B (GO) ±	0.96	5-1-2018	3,000,000	3,037,530
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,250,571
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,182,949
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,357,581
California Various Purpose Bonds (Tax Revenue, FGIC Insured)	6.00	8-1-2014	755,000	769,753
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,447
Delhi CA Unified School District CAB (GO, Ambac Insured) ¤	0.00	8-1-2019	2,500,000	2,080,525
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28	8-1-2025	3,955,000	3,955,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	4,400,000	4,510,660
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,533,877
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,789,147
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	22,345,000	19,037,046
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2014	615,000	623,758
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, National Insured)	5.60	7-1-2015	65,000	65,228
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.28	12-1-2035	4,995,000	4,995,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,557,301
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,326,022
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.63	11-1-2038	5,000,000	3,887,350
				117,733,591

Colorado : 0.88%
Colorado ECFA Peak to Peak Charter School (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-15-2019	2,525,000	2,554,290
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,310,000	2,309,030
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Project (Health Revenue)	5.25	6-1-2024	3,380,000	3,493,298
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	295,000	301,440
University of Colorado Enterprise Systems PFOTER Series 3840 (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28	6-1-2025	2,415,000	2,415,000
				11,073,058

Connecticut : 2.65%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,187,614
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	566,330
Connecticut Series A (GO) ±	0.81	3-1-2021	4,315,000	4,280,825
Connecticut Series A (GO) ±	0.94	4-15-2018	5,000,000	5,050,200
Connecticut Series A (GO) ±	0.98	5-15-2018	2,000,000	2,023,820
Connecticut Series A (GO) ±	1.26	3-1-2018	2,500,000	2,520,875
Connecticut Series A (GO) ±	1.31	4-15-2020	7,000,000	7,124,320

2

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Series A (GO) ±	1.41%	3-1-2019	$4,050,000	$4,141,773
Connecticut Series D (GO) ±	0.83	9-15-2018	1,000,000	1,008,540
Connecticut Series D (GO) ±	0.98	9-15-2019	3,275,000	3,298,449
Hamden CT Refunding Bond (GO)	5.00	8-15-2019	1,835,000	2,055,971
				33,258,717

Florida : 6.89%
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	544,635
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,514,191
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2020	4,525,000	4,595,635
Florida Correctional Privatization Commission Certificate of Participation 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, Ambac Insured)	5.00	8-1-2017	50,000	50,778
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.20	7-1-2027	10,000,000	10,000,000
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,685,000	1,655,529
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,139,540
Florida Municipal Loan Council Revenue Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	150,000	150,545
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	4,645,000	4,753,182
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	4,907,956
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	45,000	47,676
Martin County FL IDA (Industrial Development Revenue)	3.95	12-15-2021	2,000,000	1,949,400
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	11,551,000	11,954,707
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,102,470
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,648,551
Orange County FL IDA Various Central Florida Kidney Centers (Industrial Development Revenue, SunTrust Bank LOC) ø	0.23	12-1-2020	1,000,000	1,000,000
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	145,000	153,349
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.41	8-1-2029	13,045,000	13,045,000
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	5,280,000	5,553,926
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,421,050
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2016	805,000	816,552
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	575,000	582,791
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	590,000	594,968
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	825,000	836,179
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	850,000	857,157
Tampa FL Solid Waste System Revenue (Resource Recovery Revenue)	5.00	10-1-2020	3,000,000	3,303,060
Tampa FL Solid Waste System Revenue (Resource Recovery Revenue)	5.00	10-1-2021	1,000,000	1,095,260
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,306,182
				86,580,269

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 0.76%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.60%	11-1-2038	$5,000,000	$5,073,500
Augusta GA MFHR Ashton Bon Air Apartments Project (Housing Revenue, GNMA Insured)	4.90	11-20-2024	920,000	946,036
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	2,000,000	2,024,700
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,025
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,465,490
				9,514,751

Guam : 0.46%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Miscellaneous Revenue)	5.50	12-1-2015	800,000	817,296
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,294,231
Guam International Airport Authority Series C (Airport Revenue)	6.00	10-1-2023	3,405,000	3,635,553
				5,747,080

Illinois : 14.96%
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.16	3-1-2032	9,900,000	9,923,364
Chicago IL Board of Education School Reform Board CAB Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	10,255,000	7,652,384
Chicago IL Board of Education School Reform Board Series A (GO, National Insured)	5.25	12-1-2020	1,000,000	1,139,350
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LIQ) ø144A	0.91	12-1-2034	12,185,000	12,185,000
Chicago IL Board of Education Series A3 (GO) ±	0.89	3-1-2036	16,000,000	15,806,880
Chicago IL CAB (GO, National Insured) ±	5.50	1-1-2019	3,225,000	3,435,335
Chicago IL Midway Airport Series B (Airport Revenue, National Insured)	5.63	1-1-2029	340,000	341,227
Chicago IL O’Hare International Airport Series A (Airport Revenue)	5.00	1-1-2022	5,500,000	6,206,695
Chicago IL O’Hare International Airport Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,800,000	1,807,776
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,547,478
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,665,000	1,881,550
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2022	1,500,000	1,675,230
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2023	1,175,000	1,317,140
Chicago IL Park District Limited Tax Series B (GO)	5.00	1-1-2022	4,495,000	5,020,106
Chicago IL Refunding Bonds (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.29	1-1-2034	7,000,000	7,000,000
Chicago IL Refunding Bonds Series A (GO, AGM Insured)	5.00	1-1-2024	2,010,000	2,087,727
Chicago IL Refunding Bonds Series C (GO)	5.00	1-1-2021	2,030,000	2,264,506
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	9,750,000	10,231,260
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2023	1,985,000	2,073,551
Chicago IL Series A (GO)	5.25	1-1-2022	2,000,000	2,190,380
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2021	4,675,000	4,805,526
Chicago IL Series D (GO, Ambac Insured)	5.00	12-1-2022	1,285,000	1,374,744
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	1,100,000	1,163,250
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	1,800,000	1,924,434
Cook & Du Page Counties IL Combined School District #113A CAB (GO, National Insured) ¤	0.00	12-1-2019	1,025,000	803,764
Cook County IL Community College District #510 South Suburban College CAB (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,072,702
Cook County IL School District #123 Oak Lawn CAB (GO, National Insured) ¤	0.00	12-1-2021	1,090,000	835,136

4

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook County IL Series A (GO)	5.25%	11-15-2022	$10,000,000	$11,285,100
Huntley IL Special Service Area # 6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	699,000	712,043
Illinois (GO)	5.00	7-1-2022	1,880,000	2,111,296
Illinois Development Finance Authority Peoples Gas Light & Coke Company Series E (Utilities Revenue, Ambac Insured) ±	4.88	11-1-2038	2,500,000	2,532,975
Illinois Finance Authority Proctor Hospital Project Series A (Health Revenue)	5.13	1-1-2025	4,800,000	5,041,248
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,805,000	4,983,602
Illinois Metropolitan Pier & Exposition Authority CAB Refunding McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2024	14,000,000	9,079,980
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	4,240,320
Illinois Series 2004 (GO)	5.00	9-1-2016	1,400,000	1,426,978
Illinois Series 2010 (GO)	5.00	1-1-2017	1,250,000	1,375,238
Illinois Series 2012 (GO, AGM Insured)	5.00	8-1-2020	5,020,000	5,691,726
Illinois Series 2012 (GO)	5.00	8-1-2021	5,545,000	6,219,549
Illinois Series A (GO)	5.00	4-1-2023	3,500,000	3,921,050
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,370,000	1,730,574
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,276,088
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,476,209
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	876,540
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	917,862
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2018	4,000,000	3,801,760
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,094,478
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,859,639
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2018	655,000	704,256
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2019	125,000	134,784
Sterling IL Whiteside County Alternate Revenue Source (GO)	4.00	11-1-2019	1,000,000	1,078,360
Will County IL School District # 114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2021	855,000	616,335
				187,954,485

Indiana : 2.39%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	17,471,907
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.10	11-15-2031	11,000,000	11,175,010
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,342
Knox County IN EDA (Health Revenue)	4.00	4-1-2017	625,000	667,819
Knox County IN EDA (Health Revenue)	4.00	4-1-2018	400,000	429,336
				30,070,414

Iowa : 0.86%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.00	12-1-2019	2,500,000	2,486,450
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.50	12-1-2022	4,000,000	3,999,680
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	825,000	837,260
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	2,605,000	2,679,321
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	825,000	852,514
				10,855,225

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Kansas : 0.08%
Kansas Development Finance Authority (Health Revenue)	5.00%	11-15-2015	$500,000	$532,685
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway Corporation Project (Tax Revenue, National Insured) ¤	0.00	12-1-2014	485,000	477,264
				1,009,949

Kentucky : 0.46%
Christian County KY Hospital (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,633,863
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	3.00	11-15-2014	695,000	694,604
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	3.00	11-15-2015	720,000	715,925
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	746,764
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	705,150
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	4.00	3-1-2015	750,000	767,993
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	5.00	3-1-2016	500,000	530,690
				5,794,989

Louisiana : 2.70%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.91	2-1-2046	8,000,000	8,006,720
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	135,000	139,932
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2024	7,500,000	7,722,900
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	7,500,000	7,853,250
New Orleans LA (GO, National Insured)	5.25	12-1-2022	3,540,000	3,743,550
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2014	780,000	782,285
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2015	895,000	897,578
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2019	3,355,000	3,604,209
Terrebonne Parish LA Hospital Service District # 1 Hospital (Health Revenue)	4.00	4-1-2015	600,000	616,896
Terrebonne Parish LA Hospital Service District # 1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	525,245
				33,892,565

Maryland : 0.76%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.31	7-1-2034	6,625,000	6,624,735
Prince Georges County MD Series A (GO)	5.00	9-15-2020	2,400,000	2,864,328
				9,489,063

Massachusetts : 0.73%
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2018	450,000	502,781
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2019	5,000,000	5,616,500
Massachusetts Various Consolidated Loan Series D (Tax Revenue) ±	0.49	1-1-2018	3,000,000	3,013,470
				9,132,751

Michigan : 5.29%
Detroit MI Distribution Aid (GO)	4.50	11-1-2023	975,000	1,001,696
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2014	340,000	335,223
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2015	745,000	693,193
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	1,355,000	1,183,647
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,476,220
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series A (Water & Sewer Revenue, AGC/National Insured)	5.25	7-1-2023	100,000	100,139

6

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series C (Water & Sewer Revenue, National Insured)	5.00%	7-1-2020	$2,355,000	$2,341,106
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	2,450,000	2,458,747
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	1,480,000	1,483,656
Detroit MI Sewer Disposal System Revenue CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2017	820,000	685,700
Detroit MI Sewer Disposal System Revenue CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2018	5,125,000	4,038,039
Detroit MI Sewer Disposal System Revenue Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2022	385,000	382,174
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	420,000	421,037
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, AGC/FGIC Insured)	5.00	7-1-2018	225,000	226,109
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	5,280,000	5,253,125
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2018	1,165,000	1,173,330
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2022	205,000	202,220
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2023	1,575,000	1,544,618
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.50	7-1-2024	350,000	348,345
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2017	3,000,000	3,002,070
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	4,580,000	4,514,048
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	3,300,000	3,310,956
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	665,000	661,615
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2019	850,000	852,431
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2020	3,820,000	3,830,925
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2023	610,000	605,980
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	5,000,000	4,928,000
Grand Blanc MI Community Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,145,000	1,332,757
Grand Haven MI (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,074,990
Michigan Finance Authority Detroit School District (Education Revenue)	5.00	6-1-2014	3,300,000	3,322,242
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	1,000,000	1,002,330
Michigan Finance Authority Series A (Health Revenue)	4.00	6-1-2014	1,035,000	1,040,486
Michigan Finance Authority Series A (Health Revenue)	5.00	6-1-2015	1,090,000	1,138,004
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,140
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	503,780
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	477,750
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	618,157
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	156,465
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,516,545
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	400,000	410,444

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series A (Airport Revenue)	5.00%	12-1-2022	$3,500,000	$3,844,820
Wayne County MI Airport Authority Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,083,910
Wayne County MI GO Building Authority Capital Series A (GO, National Insured)	5.25	6-1-2016	540,000	542,106
				66,420,275

Minnesota : 0.30%
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	770,000	771,648
Minnesota Agricultural & Economic Development Board Essentia Health Series A (Health Revenue)	4.75	2-15-2015	2,500,000	2,504,550
St. Paul MN Housing & RDA Charter School Lease Revenue Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	498,610
				3,774,808

Mississippi : 0.29%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20	7-1-2018	200,000	200,570
Lowndes County MS Solid Waste Disposal & Pollution Control Weyerhaeuser Company Project Series A (Industrial Development Revenue)	6.80	4-1-2022	3,000,000	3,492,120
				3,692,690

Missouri : 0.40%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-2014	1,860,000	1,874,713
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	3,000,000	3,176,340
				5,051,053

Nebraska : 0.75%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2022	2,420,000	2,647,504
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	3,900,000	4,090,944
Nebraska Higher Education Loan Program Foundation for Educational Funding Project (Education Revenue, National/FHA Insured) ¤	0.00	12-15-2015	2,970,000	2,725,539
				9,463,987

Nevada : 0.54%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	3.00	9-1-2014	725,000	731,329
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2015	400,000	414,952
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2016	400,000	423,704
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	776,321
Clark County NV Series A (Airport Revenue)	5.00	7-1-2021	2,535,000	2,868,353
Las Vegas NV Special Improvement District # 60 (Miscellaneous Revenue)	3.00	6-1-2017	780,000	768,612
Las Vegas NV Special Improvement District # 60 (Miscellaneous Revenue)	4.00	6-1-2018	765,000	772,872
				6,756,143

8

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.07%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00%	7-1-2016	$520,000	$561,912
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	7-1-2015	310,000	310,871
				872,783

New Jersey : 3.23%
Atlantic City NJ (GO)	4.00	11-1-2018	450,000	483,615
Atlantic City NJ (GO)	5.00	11-1-2020	4,025,000	4,458,050
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Port Authority Revenue)	5.00	1-1-2017	2,100,000	2,313,402
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Port Authority Revenue)	5.00	1-1-2018	1,230,000	1,375,398
Jersey City NJ (GO, AGM Insured)	4.00	9-1-2018	1,140,000	1,250,705
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	700,000	333,410
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.76	2-1-2016	1,100,000	1,118,447
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.61	9-1-2027	12,500,000	12,316,750
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.86	2-1-2018	6,500,000	6,622,070
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	564,790
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	652,954
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	1,008,369
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2022	1,650,000	1,834,685
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	600,000	657,582
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2024	1,500,000	1,654,440
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,428,047
Paterson NJ General Improvement (GO, AGM Insured)	5.00	6-15-2020	400,000	439,412
				40,512,126

New Mexico : 0.31%
Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	5-20-2014	160,000	160,576
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2015	1,000,000	1,038,580
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,066,530
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.89	12-1-2028	1,615,000	1,606,877
				3,872,563

New York : 7.61%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	868,600
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	6,000,000	6,154,200
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,215,146
Nassau County NY Local Economic Assistance Corporation (Health Revenue)	5.00	7-1-2022	1,000,000	1,110,430
New York Dormitory Authority (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	1,185,000	1,206,555

9

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13%	3-15-2015	$1,000,000	$1,011,240
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	3,010,000	3,189,215
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	5,900,000	5,826,250
New York Metropolitan Transportation Authority New York Dedicated Tax Fund (Tax Revenue) ±	1.01	11-1-2019	7,500,000	7,530,450
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	1-6-2016	1,621,507	1,645,829
New York NY IDA Airport Facilities Refunding Transportation Infrastructure Properties Series A (Airport Revenue)	5.00	7-1-2022	2,165,000	2,347,401
New York NY IDA Series A (Airport Revenue)	5.00	7-1-2019	2,830,000	3,143,564
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.27	6-15-2032	9,465,000	9,465,000
New York NY Sub Series A1 (GO) ±	5.75	8-1-2014	70,000	70,333
New York NY Sub Series J-4 (GO) ±	0.61	8-1-2025	6,700,000	6,699,397
New York Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	3,419,199	3,563,796
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,335,160
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	10,580,435
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.28	3-15-2024	8,010,000	8,010,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	7,790,000	7,826,301
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	257,658
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	315,705
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	272,945
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	553,285
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,107,570
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	634,950
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	687,388
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	939,969
				95,568,772

North Carolina : 0.13%
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2019	1,000,000	1,136,800
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue) ±	3.38	8-1-2014	540,000	545,362
				1,682,162

North Dakota : 0.37%
Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,580,000	1,583,018
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2016	400,000	413,808
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2017	250,000	259,893
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	2,410,000	2,410,458
				4,667,177

10

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 0.51%
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00%	12-1-2017	$750,000	$810,480
Ohio HFA SFHR CAB Series A (Housing Revenue, FGIC/FHA/VA Insured) ¤	0.00	1-15-2015	5,725	5,499
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	5.00	7-1-2020	2,550,000	2,786,895
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	5.00	7-1-2021	2,435,000	2,632,186
Woodridge OH Local School District (GO, Ambac Insured)	6.80	12-1-2014	170,000	175,056
				6,410,116

Oklahoma : 0.34%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	853,035
Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	6-1-2018	325,000	336,632
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2023	1,000,000	1,072,900
Woodward County OK Public Facilities Authority Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,015,780
				4,278,347

Other : 0.04%
Branch Banking & Trust Municipal Trust Various States Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.93	8-1-2014	513,932	513,778

Pennsylvania : 7.50%
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	1,500,000	1,540,005
Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.71	11-1-2026	6,750,000	6,309,833
Beaver County PA Hospital Authority Revenue Heritage Valley Health System Incorporated (Health Revenue)	5.00	5-15-2020	3,195,000	3,638,626
Berks County PA Municipal Authority Reading Hospital & Medical Center Project (Health Revenue, National Insured)	5.70	10-1-2014	405,000	415,980
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	8,750,000	8,752,625
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.17	8-1-2027	10,000,000	10,000,000
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	5,165,000	5,165,413
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	3,900,000	3,822,234
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,026,000	1,161,689
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	3,000,000	3,050,580
Pennsylvania Higher Education Facilities Authority Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	573,914
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.74	12-1-2018	11,000,000	11,031,570
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.33	12-1-2020	10,000,000	10,139,000
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	740,111
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,553,070
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	5,150,000	5,262,991
Pocono Mountain Pennsylvania School District Series B (GO, AGM Insured)	4.00	6-15-2019	2,575,000	2,806,879
Pocono Mountain Pennsylvania School District Series B (GO, AGM Insured)	4.00	6-15-2020	5,845,000	6,319,848
Reading PA Series A (GO)	4.00	11-15-2014	1,780,000	1,808,889

11

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
St. Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00%	11-15-2015	$930,000	$953,836
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	3,894,119
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2020	4,855,000	5,223,203
				94,164,415

Puerto Rico : 1.49%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.27	7-1-2020	3,255,000	1,677,822
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.85	7-1-2025	4,250,000	2,868,708
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	5,000,000	4,999,700
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	3,122,083
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,955,000	2,888,838
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2021	1,400,000	1,404,340
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,695,000	1,696,237
				18,657,728

Rhode Island : 0.48%
Providence RI Redevelopment Agency (Miscellaneous Revenue, Ambac Insured)	4.75	4-1-2020	2,710,000	2,740,352
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	975,995
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,313,351
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,201
				6,044,899

South Carolina : 0.37%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	640,000	651,027
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	1,085,000	1,073,152
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,945,000	2,952,598
				4,676,777

South Dakota : 0.09%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,083,565

Tennessee : 1.43%
Clarksville TN Natural Gas Acquisition Corporation Gas Revenue Bonds (Utilities Revenue)	5.00	12-15-2021	450,000	495,797
Hamilton County TN Series B (GO)	4.00	3-1-2021	4,275,000	4,805,870
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,830,596
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,483,880
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,271,343
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,096,820
				17,984,306

12

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas : 6.25%
Austin TX Housing Finance Corporation SFHR (Housing Revenue, Verex Pool Insured) ¤	0.00%	2-1-2016	$1,530,000	$22,476
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,139,030
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	564,930
Clifton TX Higher Education Finance Corporation (Education Revenue)	3.75	8-15-2022	1,500,000	1,506,390
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,120
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,199,264
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,001,740
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,086,306
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,486,422
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.24	4-1-2037	3,200,000	3,200,064
Port Arthur TX Naval District Motiva Enterprises Series B (Resource Recovery Revenue) ø	0.24	12-1-2039	2,500,000	2,500,000
Port Arthur TX Naval District Motiva Enterprises Series B (Industrial Development Revenue) ø	0.24	4-1-2040	6,100,000	6,100,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	470,000	525,197
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Health Revenue, GNMA Insured)	5.00	5-15-2014	1,350,000	1,354,523
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	4,330,000	4,903,595
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,121,465
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	5,000,000	5,481,250
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	6,000,000	6,492,120
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	8,390,000	8,316,671
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	9,260,000	11,032,815
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,885,608
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,385,568
Texas Turnpike Authority Central Texas Turnpike System CAB (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2027	1,425,000	646,964
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon SPA) ø	0.20	2-1-2032	5,000,000	5,000,000
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,562,325
				78,534,843

Utah : 0.06%
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	790,000	790,198

Vermont : 0.66%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.74	6-1-2022	8,281,504	8,301,296

Virgin Islands : 0.23%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2013B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,119,470
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,741,648
				2,861,118

13

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Virginia : 0.60%
Caroline County VA IDR Public Facility Lease Anticipation Note (Miscellaneous Revenue)		4.00%	8-1-2016	$1,820,000	$1,822,985
Dulles VA Town Center CDA (Miscellaneous Revenue)		3.00	3-1-2015	550,000	549,769
Dulles VA Town Center CDA (Miscellaneous Revenue)		3.00	3-1-2016	620,000	614,947
Dulles VA Town Center CDA (Miscellaneous Revenue)		4.00	3-1-2017	1,910,000	1,918,614
Virginia Housing Development Authority AMT Series A Sub Series A-5 (Housing Revenue)		4.50	1-1-2020	2,600,000	2,649,062
					7,555,377

Washington : 0.48%
King County WA Public Hospital District # 1 Valley Medical Center Series A (Health Revenue)		4.00	6-15-2015	1,185,000	1,207,953
King County WA Public Hospital District # 1 Valley Medical Center Series A (Health Revenue)		4.00	6-15-2016	1,480,000	1,524,252
Redmond WA Library Capital Facilities Area (GO)		5.00	12-1-2017	200,000	200,788
Seattle WA Housing Authority High Rise Rehabilitation Phase 1 (Housing Revenue, AGM Insured)		5.00	11-1-2025	1,000,000	1,050,890
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)		5.63	12-1-2025	2,000,000	2,084,860
					6,068,743

Wisconsin : 0.90%
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)		5.00	8-1-2019	7,690,000	8,866,570
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		4.75	8-1-2023	1,140,000	1,167,577
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)		4.00	4-1-2014	650,000	650,000
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)		5.00	4-1-2015	640,000	663,059
					11,347,206

Wyoming : 0.80%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.25	1-1-2017	10,000,000	10,000,000

Total Municipal Obligations (Cost $1,092,278,861)					1,105,525,552

		Yield		Shares
Short-Term Investments : 10.53%
Investment Companies : 10.53%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		132,280,781	132,280,781

Total Short-Term Investments (Cost $132,280,781)					132,280,781

Total investments in securities (Cost $1,224,559,642)*	98.54%				1,237,806,333
Other assets and liabilities, net	1.46				18,365,259

Total net assets	100.00%				$1,256,171,592

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

14

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2014 (unaudited)

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,224,569,969 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,428,425
Gross unrealized depreciation	(7,192,061)

Net unrealized appreciation	$13,236,364

15

Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$1,098,053,473	$7,472,079	$1,105,525,552
Short-term investments
Investment companies	132,280,781	0	0	132,280,781

	$132,280,781	$1,098,053,473	$7,472,079	$1,237,806,333

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.55%
Alabama : 1.95%
Alabama 21st Century Authority Tobacco Series A (Tobacco Revenue)	3.00%	6-1-2014	$2,500,000	$2,511,150
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)	0.70	11-15-2037	12,250,000	12,250,000
Alabama HFA MFHR American Hellenic Educational Progressive Association 310 Apartments Project Series 2013-A (Housing Revenue)	0.50	12-1-2014	4,600,000	4,600,736
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	8-1-2037	13,250,000	13,252,518
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	11-15-2038	46,630,000	46,635,586
Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.50	11-1-2042	13,400,000	13,400,000
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2015	500,000	521,605
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,064,980
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,892,083
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	22,355,000	23,912,920
				120,041,578

Alaska : 0.07%
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	1,500,000	1,500,000
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, National Insured)	5.00	8-1-2015	2,000,000	2,113,960
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	600,000	657,642
				4,271,602

Arizona : 1.64%
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2017	5,500,000	6,049,340
Glendale AZ (GO)	4.00	7-1-2015	5,645,000	5,894,509
Maricopa County AZ Pollution Control Arizona Public Service Company Series E (Industrial Development Revenue) ±	6.00	5-1-2029	7,500,000	7,535,400
Navajo County AZ Polllution Control Arizona Public Company Cholla Series A (Industrial Development Revenue) ±	1.25	6-1-2034	4,750,000	4,755,700
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.53	12-1-2035	15,000,000	15,000,150
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,000,000	3,283,980
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.79	9-1-2045	54,825,000	54,825,000
University of Arizona Medical Center Corporation (Health Revenue)	3.00	7-1-2014	600,000	603,042
University of Arizona Medical Center Corporation (Health Revenue)	4.00	7-1-2015	490,000	506,714
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	753,508
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	598,350
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	0.63	3-1-2028	1,200,000	1,200,372
				101,006,065

Arkansas : 0.01%
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	868,846

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 11.89%
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.97%	4-1-2045	$1,500,000	$1,517,325
California (GO) ±	4.00	12-1-2026	86,860,000	93,320,647
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.16	1-1-2017	1,740,000	1,735,406
California Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2014	2,000,000	2,065,680
California Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2014	3,000,000	3,098,520
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.10	7-15-2018	4,400,000	4,158,000
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (Miscellaneous Revenue) ±	0.56	4-1-2038	19,950,000	19,949,801
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.39	4-1-2038	9,000,000	8,998,110
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.39	4-1-2038	15,600,000	15,596,724
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.56	4-1-2038	38,400,000	38,399,616
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.39	4-1-2038	32,000,000	31,993,280
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.16	11-1-2027	9,000,000	9,027,450
California Municipal Finance Authority Northbay Healthcare Series B (Health Revenue)	5.00	11-1-2015	1,455,000	1,531,227
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ø	0.45	9-1-2021	15,150,000	15,150,000
California PCFA Refinance Republic Services Series B (Resource Recovery Revenue) ±144A	0.40	8-1-2024	2,955,000	2,954,960
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) ±144A	0.55	8-1-2023	33,000,000	32,999,670
California PCFA Waste Management Services Incorporated Series A (Resource Recovery Revenue) ±	0.85	11-1-2038	11,500,000	11,498,960
California PFOTER 4369 (GO, AGM Insured, Dexia Credit Local LIQ) ø	0.38	8-1-2032	10,570,000	10,570,000
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	13,590,000	13,590,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.39	8-1-2027	10,960,000	10,960,000
California Statewide CDA Health Facilities Casa De Cortez Apartment Project Series P (Housing Revenue) ø	0.60	9-1-2014	3,200,000	3,200,000
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.10	7-1-2041	44,150,000	44,150,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.40	7-1-2040	31,825,000	31,825,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.20	7-1-2040	12,650,000	12,650,000
California Statewide CDA Thomas Jefferson School of Law Series B (Education Revenue)	4.88	10-1-2031	3,955,000	4,179,169
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	3,650,000	3,647,956
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.47	3-1-2034	29,000,000	29,019,430
Golden State Tobacco Securitization Corporation California Enhanced Asset Backed Revenue Bonds Series A (Tobacco Revenue, Ambac Insured)	4.00	6-1-2014	1,000,000	1,005,820
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.66	6-1-2047	25,000,000	25,000,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) 144Aø	0.51	6-1-2035	17,645,000	17,645,000
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	0.91	10-1-2036	9,215,000	9,215,368
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	56,000,000	56,000,000
Irvine CA Improvement Bond Act of 1915 Limited Obligation District 13-1 (Miscellaneous Revenue)	2.00	9-2-2014	1,000,000	1,005,670

2

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00%	11-15-2014	$2,440,000	$2,506,563
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2015	3,000,000	3,185,550
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,625,417
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.38	2-1-2025	7,990,000	7,990,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.77	7-1-2017	45,600,000	44,958,864
Oakland CA Unified School District Election of 2012 (GO)	4.00	8-1-2014	3,825,000	3,866,616
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,248,613
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.10	11-1-2036	32,575,000	32,575,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.10	11-1-2036	31,200,000	31,200,000
Palomar Pomerado CA Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.10	11-1-2036	25,325,000	25,325,000
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local SPA) 144Aø	0.37	10-1-2023	8,040,000	8,040,000
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	305,000	308,032
				732,488,444

Colorado : 2.70%
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	39,683	39,958
Arkansas River Power Authority Colorado PFOTER PT-3575 (Utilities Revenue, Syncora Guarantee Incorporated Insured, Dexia Credit Local LIQ) 144Aø	0.44	10-1-2021	8,495,000	8,495,000
Colorado Educational and Cultural First Academy Project (Education Revenue, Fifth Third Bank LOC) ø	0.11	4-1-2038	6,715,000	6,715,000
Colorado Health Facilities Authority Covenant Retirement Community Series RC (Health Revenue)	3.00	12-1-2014	2,000,000	2,021,780
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.26	11-1-2036	24,090,000	24,090,000
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2015	200,000	211,212
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	487,017
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	277,555
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	453,224
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	574,185
Denver CO City & County Airport Sub Series B (Airport Revenue)	3.00	11-15-2015	100,000	104,125
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	678,978
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	687,294
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.30	11-15-2025	8,950,000	8,950,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	44,165,000	44,165,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.28	11-15-2025	30,070,000	30,070,000
E 470 Colorado Public Highway Authority Capital Appreciation Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2014	20,000,000	19,923,600
E 470 Colorado Public Highway Authority Senior SIFMA Index Series A (Transportation Revenue) ±	1.24	9-1-2039	11,700,000	11,710,998
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.28	6-1-2026	6,720,000	6,720,000
				166,374,926

Connecticut : 2.68%
Connecticut Economic Recovery Notes Series A-1 (GO) ø	0.39	7-1-2016	8,445,000	8,445,000
Connecticut Economic Recovery Notes Series A-2 (GO) ø	0.39	1-1-2017	13,000,000	13,000,000

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Economic Recovery Notes Series A-3 (GO) ø	0.39%	7-1-2017	$20,000,000	$20,000,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	4.00	7-1-2014	420,000	423,784
Connecticut Series A (Miscellaneous Revenue) ±	0.48	3-1-2018	2,875,000	2,853,696
Connecticut Series A (Miscellaneous Revenue) ±	0.76	3-1-2016	25,000,000	25,094,250
Connecticut Series A (GO) ±	0.98	5-15-2018	7,000,000	7,083,370
Connecticut Series D (Miscellaneous Revenue) ±	0.51	8-15-2015	12,000,000	12,030,120
Connecticut Series D (Miscellaneous Revenue) ±	0.65	8-15-2016	5,500,000	5,526,125
Connecticut Series D (Miscellaneous Revenue) ±	0.75	8-15-2017	14,855,000	14,923,333
Connecticut Series D (Miscellaneous Revenue) ±	0.94	8-15-2018	6,000,000	6,046,500
New Britain CT (GO, Ambac Insured)	5.00	4-15-2017	1,165,000	1,300,723
New Britain CT BAN (GO)	2.00	10-30-2014	28,500,000	28,700,925
New Haven CT (GO, Ambac Insured)	5.00	11-1-2016	6,250,000	6,829,875
New Haven CT Series A (GO)	5.00	8-1-2015	3,000,000	3,167,490
New Haven CT Series A (GO)	5.00	8-1-2016	5,680,000	6,179,840
Waterbury CT (GO)	4.00	2-1-2016	850,000	900,303
Waterbury CT (GO)	5.00	2-1-2017	1,350,000	1,499,445
Waterbury CT (GO)	5.00	2-1-2018	1,215,000	1,379,766
				165,384,545

District of Columbia : 1.11%
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	4-1-2038	5,835,000	5,835,000
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.66	12-1-2015	30,000,000	30,096,300
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.23	11-1-2042	19,700,000	19,700,000
District of Columbia Water & Sewer Authority Public Utility Index Sub Lien Sub Series B-1 (Water & Sewer Revenue) ±	0.54	10-1-2044	12,650,000	12,664,674
				68,295,974

Florida : 5.72%
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.71	6-1-2014	62,000,000	62,121,520
Florida Department of Environmental Protection Everglades Restoration Class B (Tax Revenue, AGM Insured) ø	0.19	7-1-2027	13,850,000	13,850,000
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.31	7-1-2036	43,580,000	43,580,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (Industrial Development Revenue)	3.00	12-15-2015	1,660,000	1,714,398
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,540,950
Gulf Breeze FL Local Government Loan Series K (Miscellaneous Revenue) ±	1.40	12-1-2020	1,000,000	1,013,080
Lakeland FL Energy System (Utilities Revenue) ±	0.81	10-1-2017	5,220,000	5,231,066
Lakeland FL Energy System (Utilities Revenue) ø	1.16	10-1-2014	20,250,000	20,250,000
Lee County FL IDA Shell Point Alliance Community Project (Health Revenue)	5.00	11-15-2015	2,245,000	2,343,847
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,914,262
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.23	8-1-2026	17,620,000	17,620,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.26	7-1-2018	330,000	330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.66	3-8-2030	18,415,000	18,415,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.71	10-13-2023	16,445,000	16,445,000
Miami-Dade County FL Expressway Authority Toll System Series 2012 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.64	8-1-2028	10,000,000	10,000,000

4

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.73%	3-8-2026	$50,620,000	$50,620,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) ø144A	0.41	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL School Board Master Equipment Lease Purchase (Miscellaneous Revenue) 144A	3.59	3-3-2016	5,594,348	5,670,208
Miami-Dade County FL School Board Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	17,810,000	17,881,596
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,250,000	2,305,823
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.23	7-1-2027	3,285,000	3,285,000
Orange County FL Health Facilities Unrefunded Balance-2006 Series A (Health Revenue, National Insured)	6.25	10-1-2016	1,415,000	1,512,706
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.99	8-1-2030	21,300,000	21,300,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,250,000	1,323,838
Saint Petersburg FL Health Facilities Authority All Children’s Series B (Health Revenue, Ambac Insured) ±(m)	0.25	11-15-2034	5,650,000	5,650,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2014	9,500,000	9,688,100
				352,106,394

Georgia : 2.19%
Atlanta GA Series D (Airport Revenue, National Insured)	5.25	1-1-2015	5,000,000	5,005,950
Atlanta GA Urban Residential Providence Cascade Apartment Project (Housing Revenue)	0.70	12-1-2015	9,500,000	9,530,685
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,656,810
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	5,100,000	5,162,985
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue, Societe Generale LOC, National Insured) 144Aø	0.15	1-1-2018	2,545,000	2,545,000
Georgia Series G (GO) ±	0.46	12-1-2026	106,305,000	106,286,928
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,775,000	1,907,557
				135,095,915

Guam : 0.09%
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	850,000	924,962
Guam International Airport Authority Series A (Airport Revenue)	3.00	10-1-2014	250,000	252,350
Guam International Airport Authority Series A (Airport Revenue)	4.00	10-1-2015	300,000	311,949
Guam International Airport Authority Series B (Airport Revenue)	3.00	10-1-2014	400,000	403,760
Guam International Airport Authority Series B (Airport Revenue)	4.00	10-1-2015	500,000	519,915
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,970,413
				5,383,349

Hawaii : 0.03%
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,072,540
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	468,214
				1,540,754

Illinois : 8.87%
BB&T Municipal Trust Class C (GO, Rabobank LOC) ±	0.56	12-1-2015	34,250,805	34,256,286
Belleville IL Series B (GO)	2.25	1-1-2015	1,530,000	1,550,012

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL (GO, National Insured)	5.25%	1-1-2017	$500,000	$550,315
Chicago IL Series B-3 (GO, JPMorgan Chase & Company SPA) ø	0.45	1-1-2034	14,370,000	14,370,000
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LIQ) ø144A	0.91	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,564,766
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2016	1,595,000	1,639,341
Chicago IL Board of Education Series A (GO, Ambac Insured)	5.25	12-1-2015	1,000,000	1,068,590
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	1,645,000	1,846,381
Chicago IL Board of Education Series A-1 (GO) ±	0.69	3-1-2026	48,945,000	47,710,607
Chicago IL Board of Education Series A-2 (GO, National Insured) ¤	0.00	12-1-2014	2,000,000	1,991,820
Chicago IL Board of Education Series A-2 (GO) ±	0.81	3-1-2035	72,320,000	71,787,725
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2017	995,000	1,108,012
Chicago IL Board of Education Series C (GO)	5.00	12-1-2017	1,520,000	1,692,642
Chicago IL Board of Education Series F (GO)	5.00	12-1-2016	1,000,000	1,092,640
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12-1-2014	1,560,000	1,584,632
Chicago IL Park District Harbor Facilities Series D (GO)	4.00	1-1-2016	1,000,000	1,057,290
Chicago IL Park District Limited Tax Series A (GO)	4.00	1-1-2016	600,000	634,374
Chicago IL Park District Series C (GO)	2.00	1-1-2015	2,530,000	2,561,423
Chicago IL Park District Series D (GO)	2.00	1-1-2015	2,995,000	3,032,198
Chicago IL Refunding Bonds (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.29	1-1-2034	13,925,000	13,925,000
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2016	2,100,000	2,166,108
Chicago IL Series D (GO, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,333,493
Chicago IL Various Projects Series B-1 (GO, JPMorgan Chase & Company SPA) ø	0.44	1-1-2034	22,310,000	22,310,000
Cook County IL Series A (GO, Ambac Insured)	5.00	11-15-2014	1,150,000	1,168,320
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,102,510
Illinois (GO)	3.00	2-1-2016	8,000,000	8,337,760
Illinois (GO)	3.00	2-1-2017	6,750,000	7,067,655
Illinois (Miscellaneous Revenue)	4.00	7-1-2015	12,000,000	12,522,600
Illinois (Miscellaneous Revenue)	4.00	7-1-2016	10,000,000	10,719,000
Illinois (GO)	4.00	2-1-2017	2,000,000	2,149,000
Illinois (GO)	4.00	2-1-2018	3,500,000	3,796,310
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	8,260,000	9,017,855
Illinois (Tax Revenue)	4.00	9-1-2018	4,500,000	4,916,250
Illinois (GO, Ambac Insured) ø	5.00	4-1-2014	990,000	990,000
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	11,136,300
Illinois (GO, AGM Insured)	5.00	9-1-2017	3,000,000	3,182,970
Illinois (GO)	5.00	1-1-2018	5,000,000	5,284,050
Illinois Education Authority Adjusted Medical Terminal Field Museum (Miscellaneous Revenue) ±	4.45	11-1-2036	3,000,000	3,065,940
Illinois Educational Facilities Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	5,000,000	4,953,500
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.33	8-15-2047	8,375,000	8,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	2,042,659
Illinois Series A (Tax Revenue)	4.00	1-1-2017	12,935,000	13,878,867
Illinois Series A (GO)	5.00	4-1-2017	6,520,000	7,218,488
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	277,873
Illinois Series A (GO)	5.00	4-1-2018	2,435,000	2,742,979
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.33	1-1-2016	6,000,000	6,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.33	1-1-2017	28,350,000	28,350,000
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2014	1,000,000	1,027,220
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	2,923,333
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2014	6,900,000	6,969,069
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2014	7,310,000	7,560,514
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,100,000	10,682,568

6

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00%	10-1-2016	$5,560,000	$5,579,849
Lake County IL Community High School District #117 CAB Series B (GO, National Insured) ¤	0.00	12-1-2015	6,545,000	6,427,975
Metropolitan Pier & Exposition Unrefunded Balance Capital (Tax Revenue, National/FGIC Insured) ¤	0.00	6-15-2017	1,915,000	1,806,305
Metropolitan Pier & Exposition Unrefunded CAB McCormick Place Expansion Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2014	14,350,000	14,298,340
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.50	6-1-2025	44,305,000	44,305,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, AGM Insured)	3.80	12-1-2015	1,700,000	1,760,996
Rosemont IL CAB Series A (GO, National Insured) ¤	0.00	12-1-2014	3,750,000	3,734,663
Springfield IL (Utilities Revenue, National Insured)	3.80	3-1-2015	250,000	256,960
Springfield IL (Utilities Revenue)	5.00	3-1-2016	2,600,000	2,796,066
				546,258,399

Indiana : 2.67%
Indiana Bond Bank Special Program Gas Revenue (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.49	4-15-2017	700,000	700,000
Indiana EDFA AMT Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.47	5-1-2034	7,600,000	7,600,380
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,550,000	4,905,719
Indiana Finance Authority Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±	0.32	5-1-2028	5,500,000	5,499,945
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.55	2-1-2035	62,100,000	62,120,493
Indiana Finance Authority Various Lease Appropriation A-3 (Miscellaneous Revenue) ±	0.55	2-1-2035	49,500,000	49,516,335
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	3,275,000	3,594,444
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.26	1-1-2017	15,000,000	15,000,000
Indianapolis IN Thermal Energy System First Lien Series B (Utilities Revenue) ±	0.73	10-1-2034	8,000,000	8,004,560
Rockport IN Pollution Control Industry Michigan Power Company Project B (Utilities Revenue) ±	6.25	6-1-2025	7,500,000	7,572,450
				164,514,326

Kansas : 0.01%
Labette County KS SFMR (Housing Revenue) ¤	0.00	12-1-2014	810,000	809,052

Kentucky : 1.09%
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue) ±	0.74	5-1-2020	410,000	407,901
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	60,420,000	66,757,454
				67,165,355

Louisiana : 2.30%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.91	2-1-2046	47,170,000	47,209,623
Louisiana Local Government Environmental & Community Development Authority Summit House Live Oak Manor (Housing Revenue) ±	0.70	3-1-2016	6,500,000	6,501,495
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	750,998
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-2015	1,230,000	1,181,267

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.33%	11-1-2040	$60,000,000	$60,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.30	11-1-2040	26,000,000	26,000,000
				141,643,383

Massachusetts : 2.00%
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.61	10-1-2042	14,000,000	14,033,320
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2016	5,945,000	6,279,585
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2018	2,780,000	2,934,902
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.25	7-1-2042	25,125,000	25,125,000
Massachusetts HFA Series C (Housing Revenue)	2.50	6-1-2014	500,000	501,385
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.28	7-1-2030	12,950,000	12,950,000
Massachusetts Refunding Balance Series A (GO) ±	0.54	2-1-2016	13,000,000	12,999,350
Massachusetts Series B (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.17	11-1-2026	14,855,000	14,855,000
Massachusetts Water Resources Authority Series DCL 006 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.30	8-1-2025	7,900,000	7,900,000
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.30	8-1-2025	25,770,000	25,770,000
				123,348,542

Michigan : 3.01%
Detroit MI (GO)	5.00	11-1-2017	7,485,000	8,115,911
Detroit MI City School District Series DC8032 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.41	5-1-2029	11,300,000	11,300,000
Detroit MI City School District Series DCL 045 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.71	5-1-2030	12,635,000	12,635,000
Detroit MI Sewage Disposal System Authority Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	320,000	325,581
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2015	500,000	501,480
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	390,000	391,385
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2017	430,000	430,692
Detroit MI Sewage Disposal System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.50	7-1-2015	670,000	671,983
Detroit MI Sewage Disposal System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	390,000	391,385
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,000,000	999,820
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2015	1,000,000	1,002,960
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2017	1,000,000	1,000,690
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured)	6.50	7-1-2015	375,000	376,849
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,710,000	1,709,692
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2014	740,000	742,205
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	365,000	366,252

8

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00%	7-1-2016	$5,000,000	$5,016,600
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	250,000	250,830
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	6.00	7-1-2015	250,000	250,735
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	16,000,000	16,053,120
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	6,035,000	6,055,036
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2017	1,820,000	1,814,049
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2018	170,000	170,003
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.28	5-15-2023	1,070,000	1,070,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2014	3,700,000	3,724,309
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2015	3,400,000	3,542,834
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	3.00	11-1-2014	1,000,000	1,013,180
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2015	1,500,000	1,594,320
Michigan Finance Authority Series C (Miscellaneous Revenue)	4.38	8-20-2014	10,500,000	10,619,910
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.96	5-1-2029	19,940,000	19,940,000
Michigan State Hospital Finance Authority Refunding Ascension Health Series F-3 (Health Revenue) ±	2.63	11-15-2047	85,000	85,502
Michigan Strategic Fund Limited Obligation Adjusted Refunding Balance Detroit Edison Series ET-1 (Utilities Revenue) ±	5.25	8-1-2029	2,150,000	2,184,443
Michigan Strategic Fund Limited Obligation Dow Chemical Series B2 (Industrial Development Revenue)	6.25	6-1-2014	5,000,000	5,041,000
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.61	5-1-2030	17,100,000	17,080,164
University of Michigan Series F (Education Revenue) ±	0.46	4-1-2043	48,970,000	49,053,739
				185,521,659

Minnesota : 0.40%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.16	8-15-2037	5,695,000	5,695,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.16	8-15-2034	2,250,000	2,250,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.06	11-15-2017	10,000,000	9,550,000
Minneapolis MN Housing Authority Snelling Avenue Apartment Project (Miscellaneous Revenue)	0.50	3-1-2015	7,350,000	7,357,130
				24,852,130

Mississippi : 0.01%
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	793,552

Missouri : 0.25%
Missouri Development Finance Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2014	1,125,000	1,135,159
Missouri Development Finance Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2015	2,055,000	2,097,744
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,095,378

9

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
St. Louis MO PFOTER 4085 (Airport Revenue) ø	0.46%	7-1-2022	$11,230,000	$11,230,000
				15,558,281

Montana : 0.08%
Shelby MT BAN Multi-Modal Rail Project Series A (Miscellaneous Revenue)	2.00	7-1-2015	5,075,000	5,103,116

Nebraska : 0.12%
Central TX Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	7,335,000	7,548,375

Nevada : 0.32%
Las Vegas NV Redevelopment Agency Series A (Tax Revenue)	6.00	6-15-2015	2,100,000	2,202,501
Nevada Colorado River Commission Hoover Series E (GO)	5.00	10-1-2014	3,150,000	3,226,734
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.41	12-9-2030	14,355,000	14,355,000
				19,784,235

New Hampshire : 0.13%
New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,241,544
New Hampshire Health & Education Facilities Authority Kendal at Hanover Series B (Health Revenue, Royal Bank of Scotland LOC) ø	0.26	10-1-2030	7,000,000	7,000,000
				8,241,544

New Jersey : 6.41%
Aberdeen Township NJ BAN (GO)	1.25	3-13-2015	5,740,200	5,786,294
Atlantic Highlands NJ BAN (GO)	1.25	3-18-2015	4,800,000	4,817,856
Beach Haven NJ BAN (GO)	1.25	5-15-2014	4,626,000	4,628,961
Bridgeton NJ BAN (GO)	1.25	2-27-2015	5,028,526	5,048,338
Carlstadt-East Rutherford NJ Grant Anticipation Notes (GO)	1.40	10-3-2014	6,000,000	6,011,700
Eagle Tax Exempt Trust Series 20100001 Class A (Housing Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.31	5-1-2014	5,235,000	5,235,000
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	3.00	6-1-2017	1,420,000	1,491,696
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2018	650,000	709,007
Hoboken NJ Series A (GO)	1.00	7-1-2014	3,000,000	3,002,790
Keyport NJ BAN (GO)	1.50	8-1-2014	7,124,700	7,142,369
Linden NJ BAN (GO)	1.25	5-6-2014	6,466,870	6,471,332
Lyndhurst Township NJ BAN (GO)	1.00	3-18-2015	6,126,000	6,144,562
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2014	2,500,000	2,523,725
New Jersey EDA School Facilities Construction (Miscellaneous Revenue) ±	0.64	2-1-2015	12,000,000	12,017,400
New Jersey EDA School Facilities Construction Series E (Miscellaneous Revenue) ±	1.76	2-1-2016	59,540,000	60,538,486
New Jersey EDA School Facilities Construction Series N-1 (Miscellaneous Revenue, National Insured)	5.25	9-1-2016	835,000	892,106
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-2014	14,820,000	14,982,131
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	3.00	12-1-2014	1,000,000	1,016,160
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	4.00	12-1-2015	2,000,000	2,106,120
New Jersey Housing & Mortgage Finance Agency Salem Lafayette Apartments Series J (Housing Revenue) ±	0.50	12-1-2015	10,000,000	10,012,500
New Jersey PFOTER PT-4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.38	9-1-2029	41,600,000	41,600,000
New Jersey PFOTER PT-4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144Aø	0.38	12-15-2022	33,070,000	33,070,000
New Jersey PFOTER PT-4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.31	12-15-2021	23,050,000	23,050,000
New Jersey PFOTER PT-4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.38	9-1-2027	45,000,000	45,000,000
New Jersey TTFA PFOTER PT-109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.38	12-15-2030	38,300,000	38,300,000

10

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	0.54%	1-1-2017	$11,000,000	$11,005,500
Newark NJ BAN Series D (GO)	1.50	6-26-2014	4,000,000	4,007,440
Palmyra NJ BAN Series A (GO)	1.25	5-7-2014	7,334,700	7,339,908
Paterson NJ Special Emergency Notes (GO)	2.00	6-4-2014	6,236,000	6,241,238
Plainfield NJ BAN (GO)	1.50	9-10-2014	14,992,000	15,026,482
Point Pleasant Beach NJ BAN (GO)	1.50	8-8-2014	9,750,000	9,775,545
				394,994,646

New Mexico : 0.06%
Farmington NM PCR Southern California Edison Series A (Utilities Revenue) ±	2.88	4-1-2029	1,500,000	1,533,600
Pueblo of Sandia NM Series A (GO) ø	1.56	3-1-2015	1,895,000	1,895,000
				3,428,600

New York : 21.55%
Amsterdam NY BAN (GO)	1.50	8-6-2014	11,608,777	11,630,137
Babylon NY BAN (GO)	1.25	3-26-2015	5,440,000	5,468,506
Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.00	6-30-2014	6,000,000	6,006,720
Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.00	7-31-2014	11,000,000	11,012,430
Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.25	6-25-2014	3,500,000	3,503,640
Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.25	6-27-2014	6,000,000	6,007,080
Broome County NY TAN (GO)	1.50	4-4-2014	11,500,000	11,500,575
Corning NY Community College BAN (Miscellaneous Revenue)	1.25	3-5-2015	5,035,000	5,050,810
Deutsche Bank Spears Lifers Trust Series DB 1087 (GO, HUD Insured, Deutsche Bank LIQ) ø144A	0.70	12-1-2029	20,940,000	20,940,000
Deutsche Bank Spears Lifers Trust Series DB 1088 (GO, HUD Insured, Deutsche Bank LIQ) ø144A	0.70	9-1-2029	11,755,000	11,755,000
Deutsche Bank Spears Lifers Trust Series DB 1089 (GO, HUD Insured, Deutsche Bank LIQ) ø144A	0.70	6-1-2030	15,125,000	15,125,000
Deutsche Bank Spears Lifers Trust Series DB 1099 (GO, HUD Insured, Deutsche Bank LIQ) ø144A	0.31	7-1-2022	10,265,000	10,265,000
Deutsche Bank Spears Lifers Trust Series DB 1100 (GO, HUD Insured, Deutsche Bank LIQ) ø144A	0.31	7-1-2022	9,265,000	9,265,000
Franklin County NY Solid Waste Management Authority BAN (Resource Recovery Revenue) %%	1.00	3-31-2015	3,865,000	3,864,652
Freeport NY Series C (GO)	1.50	5-7-2014	5,369,300	5,374,455
Glen Cove NY Series E (GO)	1.50	4-11-2014	2,964,030	2,964,475
Greater Southern Tier of Cooperative Educational Services of New York RAN (Miscellaneous Revenue)	1.50	6-30-2014	22,500,000	22,538,475
Long Beach NY RAN Series B (GO, AGM Insured)	2.00	9-19-2014	8,000,000	8,007,920
Long Island NY Power Authority Series 2010-A (Utilities Revenue)	5.00	5-1-2015	1,295,000	1,362,042
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.25	11-15-2041	47,500,000	47,490,025
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ±	0.45	11-15-2042	50,000,000	49,933,500
Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.42	11-1-2030	42,470,000	42,384,635
Metropolitan Transportation Authority New York Sub Series G-1 (Transportation Revenue) ±	0.52	11-1-2032	5,750,000	5,750,633
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.63	11-1-2032	34,000,000	34,058,820
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	872,353
Nassau County NY BAN Series B (GO)	2.00	7-1-2014	15,000,000	15,064,650
Nassau County NY TAN Series A (GO)	2.00	9-15-2014	6,900,000	6,952,785
Nassau NY Health Care Corporation RAN (Health Revenue)	2.25	1-15-2015	4,250,000	4,277,200

11

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00%	12-1-2014	$3,275,000	$3,381,012
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2025	6,990,000	7,541,022
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2035	18,210,000	19,645,494
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2015	1,000,000	1,056,390
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	0.30	10-1-2028	5,150,000	5,150,000
New York Energy R&D Authority PCR Rochester Gas & Electric Corporation Series C (Industrial Development Revenue, National Insured) ±	5.00	8-1-2032	4,250,000	4,605,895
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.39	7-1-2015	51,960,000	51,960,000
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.75	7-1-2017	1,650,000	1,718,904
New York Environmental Facility Corporation Solid Waste Management Incorporated Project (Resource Recovery Revenue) ø	0.50	5-1-2030	10,000,000	10,000,000
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.08	4-1-2017	60,400,000	59,645,000
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	2,700,000	2,981,610
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO, AGM Insured) ±(m)	0.49	8-1-2026	14,525,000	14,525,000
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.49	8-1-2026	44,700,000	44,700,000
New York NY Adjusted Fiscal 2008 Sub Series C-4 (GO, AGM Insured) ±(m)	0.49	10-1-2027	60,975,000	60,975,000
New York NY Adjusted Fiscal 2008 Sub Series J-5 (GO, Dexia Credit Local SPA) ø	0.30	8-1-2028	25,000,000	25,000,000
New York NY Adjusted Fiscal 2008 Sub Series J-7 (GO) ±	0.53	8-1-2021	8,325,000	8,326,998
New York NY Industrial Development Agency Refunding Transportation Infrastructure Properties, LLC Obligated Group Series A (Airport Revenue)	5.00	7-1-2014	1,750,000	1,765,313
New York NY Industrial Development Agency Refunding Transportation Infrastructure Properties, LLC Obligated Group Series A (Airport Revenue)	5.00	7-1-2015	1,920,000	1,998,720
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2032	15,000,000	15,000,000
New York NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2033	4,100,000	4,100,000
New York NY Series A-6 (GO) ±	0.56	8-1-2031	35,950,000	35,956,831
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.49	6-1-2036	24,325,000	24,325,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.49	6-1-2036	30,925,000	30,925,000
New York NY Series J-9 (GO) ±	0.46	8-1-2027	37,000,000	37,018,130
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.30	11-1-2026	7,395,000	7,395,000
New York NY Sub Series J-4 (GO) ±	0.61	8-1-2025	10,825,000	10,824,026
New York NY Sub Series J-8 (GO) ±	0.44	8-1-2021	18,325,000	18,340,760
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.33	4-1-2035	34,000,000	34,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.33	11-1-2022	21,905,000	21,905,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.33	11-1-2022	8,045,000	8,045,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.33	11-1-2022	6,005,000	6,005,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	8-1-2023	5,000,000	5,000,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	31,815,000	31,963,258
Niagara Falls NY School District BAN Series A (GO)	1.00	6-26-2014	3,500,000	3,502,730
North Evans Fire District NY BAN (GO)	1.25	3-4-2015	1,750,000	1,759,170
Oyster Bay NY BAN (GO)	5.00	8-8-2014	100,000,000	101,494,000
Oyster Bay NY Public Improvement Series A (GO, AGM Insured)	3.00	3-1-2016	1,995,000	2,082,860
Ramapo NY BAN Series A (GO)	4.70	5-28-2014	6,000,000	6,014,640

12

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Rockland County NY (GO)	3.50%	10-1-2014	$1,340,000	$1,357,849
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,411,110
Rockland County NY BAN Series B (GO)	2.00	6-5-2014	2,352,000	2,353,952
Rockland County NY BAN Series C (GO)	2.25	4-9-2014	3,645,000	3,645,474
Rockland County NY TAN (GO)	2.00	3-17-2015	3,600,000	3,635,136
Suffolk County NY Public Improvement Series B (GO)	4.50	11-1-2015	1,100,000	1,163,712
Suffolk County NY Series A (GO)	4.00	4-1-2015	1,100,000	1,139,655
Suffolk County NY Series B (GO)	3.00	10-15-2014	2,010,000	2,039,185
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,914,140
Suffolk County NY TAN Series I (GO)	1.50	8-14-2014	3,600,000	3,615,732
Suffolk County NY TAN Series I (GO)	2.00	9-12-2014	4,450,000	4,481,684
Suffolk County NY TAN Series II (GO)	1.50	8-14-2014	41,250,000	41,366,738
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue) ±	0.46	4-1-2014	25,850,000	25,849,742
Tompkins-Seneca-Tioga NY Board Cooperative Educational Services RAN (Miscellaneous Revenue)	1.25	6-30-2014	10,500,000	10,512,705
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.23	1-1-2019	18,800,000	18,800,000
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series CD (Transportation Revenue, AGM Insured, Lloyds Bank SPA) ø	0.20	1-1-2019	1,345,000	1,345,000
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-4 (Transportation Revenue) ±	0.62	1-1-2029	4,500,000	4,508,325
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-C (Transportation Revenue) ±	0.47	1-1-2030	13,700,000	13,681,231
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.69	1-1-2031	40,800,000	40,813,464
Utica NY School District (GO)	2.00	7-1-2015	1,095,000	1,109,936
Utica NY School District (GO)	3.00	7-1-2016	960,000	994,762
Utica NY School District (GO)	3.00	7-1-2017	1,320,000	1,367,216
Utica NY School District BAN (GO)	1.50	7-31-2014	5,000,000	5,008,200
Utica NY School District RAN (GO)	1.50	6-16-2014	10,000,000	10,014,900
Westchester County NY Hudson Project (Health Revenue)	2.00	1-1-2016	450,000	453,245
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	513,980
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2018	450,000	461,408
Yonkers NY Series A (GO)	2.00	7-1-2014	490,000	491,720
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,038,820
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	3,016,525
Yonkers NY Series B (GO)	3.00	7-1-2015	1,495,000	1,535,814
Yonkers NY Series B (GO)	3.00	7-1-2016	1,290,000	1,345,780
Yonkers NY Series C (GO)	2.00	8-15-2014	470,000	472,397
Yonkers NY Series C (GO)	4.00	8-15-2015	1,000,000	1,042,350
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,223,798
Yonkers NY Series D (GO)	3.00	8-15-2015	1,925,000	1,982,153
Yonkers NY Series D (GO)	3.00	8-15-2016	660,000	689,522
				1,327,456,641

North Carolina : 0.58%
Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.41	2-1-2028	2,465,000	2,451,418
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.52	6-1-2038	10,500,000	10,500,000
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2015	11,585,000	11,997,078
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	533,775
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.55	12-1-2041	10,200,000	10,215,300
				35,697,571

13

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.60%
Dickinson ND Series A (Tax Revenue)	3.00%	10-1-2015	$685,000	$709,612
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,160,478
Dickinson ND Series A (Tax Revenue)	4.00	10-1-2018	1,185,000	1,295,845
Fargo ND Health System Sanford (Health Revenue)	4.00	11-1-2014	4,485,000	4,583,042
Williston ND Series A (GO)	1.00	5-1-2014	6,995,000	6,997,448
Williston ND Series A (GO)	1.50	11-1-2014	5,990,000	6,012,942
Williston ND Series A (GO)	1.75	5-1-2015	3,500,000	3,510,710
Williston ND Series A (GO)	2.50	11-1-2015	8,000,000	8,039,360
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	750,000	781,748
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	4,083,126
				37,174,311

Ohio : 0.65%
Akron Bath Copley Joint Township OH District Hospital Summa Health System Series A (Health Revenue, Radian Insured)	5.25	11-15-2016	1,000,000	1,023,910
Buckeye OH Tobacco Settlement Finance Authority Series A-1 (Tobacco Revenue)	5.00	6-1-2015	2,000,000	2,082,760
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2017	2,895,000	3,195,819
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	4.00	12-1-2014	1,580,000	1,616,703
Cuyahoga OH Metropolitan Housing Authority Fairfax Intergenerational (Housing Revenue) ø	2.63	4-1-2014	3,500,000	3,500,000
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	769,223
Oakwood Village OH BAN (GO)	1.50	9-30-2014	2,766,500	2,776,515
Ohio HFA MFHR Kingsbury Tower Apartments Project Series D (Housing Revenue)	0.65	4-1-2015	1,250,000	1,252,300
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.50	1-15-2033	10,500,000	10,500,000
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,281,013
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,848,546
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,631,900
Warrensville Heights OH BAN (GO)	1.88	9-2-2014	2,500,000	2,511,225
Warrensville Heights OH Certificate of Participation (GO)	2.50	12-17-2014	1,700,000	1,712,325
Warrensville Heights OH City School District School Improvement (GO, National Insured)	7.00	12-1-2014	1,150,000	1,191,308
				39,893,547

Oklahoma : 0.39%
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,575,000	5,089,825
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2018	4,200,000	4,739,196
Cushing OK Educational Authority Cushing Public Schools Project (Miscellaneous Revenue)	3.00	9-1-2016	1,650,000	1,722,914
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	750,435
Oklahoma School District & County (GO)	0.75	6-30-2014	11,500,000	11,510,005
				23,812,375

Oregon : 0.33%
Gilliam County OR Waste Management Series A (Resource Recovery Revenue) ±144A	0.85	8-1-2025	5,900,000	5,899,410
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	0.94	10-1-2020	14,500,000	14,570,325
				20,469,735

14

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 1.58%
Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00%	11-15-2016	$3,465,000	$3,659,698
Berks County PA Votech School Authority (Miscellaneous Revenue, National Insured)	5.00	6-1-2014	1,655,000	1,667,346
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.17	8-1-2027	4,910,000	4,910,000
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.30	6-1-2042	15,905,000	15,905,000
Downingtown PA School District (GO) ±	0.43	5-1-2030	6,000,000	5,980,140
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,145,560
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,478,135
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2014	1,500,000	1,520,805
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	5-1-2015	1,385,000	1,419,874
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2015	1,500,000	1,553,010
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00	5-1-2016	1,225,000	1,297,875
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	4.70	11-1-2021	675,000	689,445
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	15,000,000	15,240,450
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.61	12-1-2016	6,750,000	6,772,005
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.71	6-1-2014	6,770,000	6,772,370
Philadelphia PA School District Series C (GO)	5.00	9-1-2014	2,500,000	2,547,150
Philadelphia PA Water & Sewer (Water & Sewer Revenue, Ambac Insured)	5.25	12-15-2014	1,460,000	1,504,267
Pittsburgh PA Water & Sewer Authority First Lien Series D-2 (Water & Sewer Revenue, AGM Insured, PNC Bank NA SPA) ø	0.13	9-1-2040	200,000	200,000
Pittsburgh PA Water & Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	5,995,000	6,062,024
Pittsburgh PA Water & Sewer Authority Series C-2 (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.15	9-1-2035	200,000	200,000
Scranton PA TAN Series A (GO)	4.50	12-15-2014	3,555,000	3,536,265
St. Mary PA Hospital Authority Catholic Health Series B (Health Revenue, Bayerische Landesbank SPA) ø	0.20	12-1-2024	3,600,000	3,600,000
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,142,208
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,158,932
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,748,489
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,819,488
				97,530,536

Puerto Rico : 1.71%
Puerto Rico (GO, AGM Insured)	5.25	7-1-2015	1,120,000	1,125,958
Puerto Rico (Miscellaneous Revenue, AGM Insured)	5.50	7-1-2016	1,000,000	1,014,680
Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2015	450,000	452,291
Puerto Rico (Tax Revenue, National Insured)	6.50	7-1-2015	4,385,000	4,407,144
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,150,000	3,176,334
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2017	250,000	251,478
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	3,460,000	3,486,746
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, AGM Insured)	5.50	7-1-2014	3,140,000	3,150,833

15

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50%	7-1-2016	$1,780,000	$1,813,731
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, Syncora Guarantee Incorporated Insured)	5.50	7-1-2015	1,145,000	1,143,626
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2015	4,435,000	4,455,978
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	525,000	525,903
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,200,000	1,198,704
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2014	1,445,000	1,448,222
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,007,660
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	39,790,000	39,787,613
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	5,615,000	5,605,005
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.50	7-1-2014	500,000	501,550
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	7-1-2014	1,595,000	1,574,823
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2014	1,145,000	1,151,057
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	1,450,000	1,447,506
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2017	2,355,000	2,425,768
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	1,420,000	1,424,274
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	3,895,000	3,906,724
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,690,000	4,707,775
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	15,000	15,011
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,265,000	1,270,288
Puerto Rico Public Improvement Series A (GO, National Insured)	5.50	7-1-2014	5,290,000	5,290,688
Puerto Rico Public Improvement Series A (Tax Revenue, National Insured)	5.50	7-1-2015	1,200,000	1,206,156
Puerto Rico Series A (GO, AGM Insured)	5.00	7-1-2016	6,025,000	6,069,404
				105,042,930

Rhode Island : 0.32%
Cranston RI Series B (GO)	2.00	7-1-2014	1,250,000	1,255,338
Cranston RI Series B (GO)	3.00	7-1-2015	1,000,000	1,031,490
Rhode Island Convention Center Authority (Miscellaneous Revenue, National Insured)	5.25	5-15-2015	8,995,000	9,130,285
Rhode Island Health & Education Building Finance Corporation (Health Revenue, AGM Insured)	5.00	5-15-2017	7,145,000	7,695,808
Rhode Island Student Loan Authority Program Senior Series A (Education Revenue)	4.00	12-1-2015	410,000	430,914
				19,543,835

South Carolina : 0.18%
Charleston County SC Care Alliance Health Services Series A (Health Revenue, AGM Insured)	5.13	8-15-2015	2,000,000	2,116,960
Georgetown County SC International Paper Company Project Series A (Resource Recovery Revenue) ø	5.70	4-1-2014	1,200,000	1,200,000
Jasper County SC Jasper County School (Miscellaneous Revenue)	1.10	2-6-2015	3,700,000	3,700,740
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	8-1-2014	870,000	876,064

16

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
South Carolina Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00%	12-1-2014	$3,185,000	$3,287,716
				11,181,480

Tennessee : 1.04%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,585,000	2,852,237
Knox County TN Health Educational & Housing Facilities Board University Health System (Health Revenue) ø	5.00	4-1-2014	1,000,000	1,000,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.08	6-1-2042	100,000	100,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	22,150,000	22,552,909
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,575,000	16,517,288
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,675,173
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,330,000	1,471,113
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,630,000	7,061,547
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,875,000	7,465,975
Unicoi County TN (GO, National Insured)	5.00	4-1-2015	565,000	576,814
				64,273,056

Texas : 9.77%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	1,080,000	1,125,047
Central TX Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	4.00	1-1-2015	250,000	255,245
Central TX Regional Mobility Authority Sub Lien (Transportation Revenue)	4.00	1-1-2015	400,000	404,988
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.50	7-1-2031	32,750,000	32,750,000
Denton TX Independent School District (GO) ±	2.00	8-1-2043	16,000,000	16,449,760
Eagle Mountain & Saginaw TX Independent Various School Building (GO, Permanent School Fund Insured) ±	2.50	8-1-2050	2,000,000	2,014,680
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	449,413
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.60	11-1-2019	4,850,000	4,850,000
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.85	5-1-2028	7,750,000	7,749,225
Harris County TX Cultural Education Mortgage Baylor College (Health Revenue) ±	1.11	11-15-2045	13,375,000	13,402,151
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.40	7-1-2031	38,800,000	38,800,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.45	7-1-2031	25,100,000	25,100,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.65	8-15-2021	25,430,000	25,501,713
Houston TX PFOTER 265 (Water & Sewer Revenue, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.28	12-1-2028	6,850,000	6,850,000
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.61	5-15-2034	29,950,000	29,999,418
Hunt TX Memorial Hospital (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.25	8-15-2017	2,500,000	2,500,000
Katy TX Independent School District Series C (GO, Permanent School Fund Insured) ±	0.75	8-15-2036	14,500,000	14,515,080

17

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Lower Colorado River TX Authority Revenue Prefunded Series 2012-8 (Utilities Revenue, Ambac Insured)	5.25%	5-15-2014	$25,000	$25,106
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.65	7-1-2019	6,325,000	6,324,747
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.24	11-1-2040	58,000,000	58,000,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,710,000	1,815,935
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	2,075,000	2,131,897
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	0.74	5-1-2043	12,000,000	11,998,800
Sherman TX Independent School District School Building (GO, Banco Bilboa Vizcaya SPA) ±	0.75	8-1-2036	4,000,000	4,004,160
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	596,189
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.26	11-15-2029	14,000,000	14,000,000
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue)	5.00	12-15-2014	4,195,000	4,324,709
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	1,740,000	1,867,229
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	30,970,000	30,088,904
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2014	2,000,000	2,061,560
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	3,111,033
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,732,200
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-2017	2,220,000	2,439,691
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	69,665,000	69,056,128
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.71	12-15-2017	4,285,000	4,246,564
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2014	2,680,000	2,732,742
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2015	4,000,000	4,197,920
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2016	2,080,000	2,276,310
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	2,185,000	2,316,690
Texas Transportation Commission State Highway Fund Floating Ist Tier Series B (Tax Revenue) ±%%	0.45	4-1-2032	24,000,000	24,004,320
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.30	4-1-2026	41,500,000	41,500,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	46,000,000	46,237,820
University of Texas Board of Regents (GO) ø	0.50	4-3-2014	21,372,000	21,372,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.57	6-1-2038	7,215,000	7,215,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.57	6-1-2031	8,305,000	8,305,000
				601,699,374

18

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands : 0.22%
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00%	10-1-2016	$1,700,000	$1,795,727
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Water & Sewer Revenue)	5.25	10-1-2017	2,000,000	2,050,040
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,631,587
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2015	2,000,000	2,102,980
				13,580,334

Virginia : 0.84%
Amelia County VA IDA Waste Management Project (Resource Recovery Revenue) ø	0.63	4-1-2027	1,700,000	1,700,000
Fairfax County VA EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.23	6-1-2037	13,600,000	13,600,000
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	1.96	8-1-2038	10,405,000	10,423,625
Virginia Public Building Authority Series A (Miscellaneous Revenue)	3.50	8-1-2015	7,000,000	7,019,390
Virginia Small Business Financing Authority (Health Revenue)	9.00	7-1-2039	17,970,000	18,712,700
				51,455,715

Washington : 0.13%
Kent WA (GO) %%	2.00	12-1-2015	400,000	408,440
Kent WA (GO) %%	3.00	12-1-2016	500,000	525,675
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	7,000,000	7,038,080
				7,972,195

West Virginia : 0.33%
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±	2.00	10-1-2022	20,000,000	20,109,000

Wisconsin : 0.28%
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2015	295,000	316,848
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	381,974
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2014	390,000	399,738
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2015	390,000	412,421
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	416,143
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	420,066
Milwaukee County WI Series F9 (GO) ±	0.51	2-15-2032	7,500,000	7,510,425
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	12-1-2042	4,940,000	4,940,000
Wilmot WI Union High School District (Miscellaneous Revenue)	2.70	6-18-2014	2,440,000	2,444,490
				17,242,105

Wyoming : 0.24%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.25	1-1-2017	15,000,000	15,000,000

Total Municipal Obligations (Cost $6,057,896,757)				6,071,558,327

Other : 0.89%
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A	0.86	10-1-2017	38,000,000	38,000,000
Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A	0.73	10-1-2017	17,000,000	17,000,000
Total Other (Cost $55,000,000)				55,000,000

19

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name		Yield	Shares	Value
Short-Term Investments : 2.79%
Investment Companies : 2.79%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##		0.01%	171,879,048	$171,879,048

Total Short-Term Investments (Cost $171,879,048)				171,879,048

Total investments in securities (Cost $6,284,775,805)*	102.23%			6,298,437,375
Other assets and liabilities, net	(2.23)			(137,654,299)

Total net assets	100.00%			$6,160,783,076

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,284,746,364 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,162,207
Gross unrealized depreciation	(4,471,196)

Net unrealized appreciation	$13,691,011

20

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$5,946,245,327	$125,313,000	$6,071,558,327
Other	0	55,000,000	0	55,000,000

Short-term investments
Investment companies	171,879,048	0	0	171,879,048

	$171,879,048	$6,001,245,327	$125,313,000	$6,298,437,375

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$101,101,250
Accrued discounts (premiums)	459,349
Realized gains (losses)	24,494
Change in unrealized gains (losses)	(421,743)
Purchases	25,359,650
Sales	(1,210,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2014	$125,313,000

Change in unrealized gains (losses) relating to securities still held at March 31, 2014	$(442,692)

The investment type categorized above was valued using indicative broker quotes. The indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.61%
California : 1.42%
Market Street Railways California Energy Authority Series C (Utilities Revenue)	7.00%	11-1-2034	$1,500,000	$1,963,680

Guam : 6.33%
Guam Government Business Privilege Series 2011A (Tax Revenue)	5.25	1-1-2036	2,000,000	2,056,220
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	500,000	552,530
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	1,500,000	1,674,390
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,056,660
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	650,000	696,839
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2025	740,000	800,177
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	107,128
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	160,692
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,097,700
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	565,190
				8,767,526

Illinois : 0.40%
City of Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	556,595

Puerto Rico : 30.36%
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Refunding Bond Series 2002 (Tobacco Revenue)	4.25	5-15-2014	500,000	501,345
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,001,510
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,751,278
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2016	1,500,000	1,511,055
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	213,396
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	40,000	40,647
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,019,250
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,098,812
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,730,000	1,740,899
Puerto Rico HFA Capital Fund Modernization Subordinate Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	678,798
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2014	855,000	856,377
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2015	500,000	500,795
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,835,000	1,836,248
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2020	260,000	260,221
Puerto Rico Highway & Transportation Authority Prerefunded Bond Series W (Tax Revenue, National Insured)	5.50	7-1-2015	1,340,000	1,397,097
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	329,526
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	1,525,000	1,522,377
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	4.00	10-1-2023	710,000	617,657

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	5.00%	10-1-2020	$500,000	$493,190
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	5.00	10-1-2021	500,000	489,305
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	5.00	10-1-2022	200,000	193,942
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,127
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2018	1,150,000	1,170,850
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2019	860,000	870,303
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2020	800,000	811,072
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2021	700,000	702,170
Puerto Rico Public Buildings Authority Government Facilities Unrefunded Balance Series D (Miscellaneous Revenue)	5.13	7-1-2024	5,000	3,863
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bonds Series A (Miscellaneous Revenue, Ambac Insured)	5.13	6-1-2024	16,885,000	19,402,554
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	4.63	8-1-2019	200,000	189,424
University of Puerto Rico Refunding Bond Series P (Education Revenue)	5.00	6-1-2017	570,000	464,442
University of Puerto Rico Refunding Bond Series Q (Education Revenue)	5.00	6-1-2016	450,000	385,218
				42,078,748

Virgin Islands : 7.27%
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	11,612
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	1,000,000	1,052,270
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	270,140
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.75	10-1-2037	1,850,000	2,017,166
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,164,500
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Water & Sewer Revenue)	5.25	10-1-2019	2,700,000	2,767,554
Virgin Islands PFA Sub-Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	1,000,000	1,036,880
Virgin Islands Tobacco Settlement Finance Corporation Asset-Backed Revenue Bonds Series 2001 (Tobacco Revenue) ±	4.95	5-15-2014	750,000	752,453
				10,072,575

Wisconsin : 51.83%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.20	9-1-2014	370,000	371,106
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	404,044
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	420,212

2

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Beloit WI CDA Series A (Tax Revenue)	1.00%	6-1-2014	$100,000	$100,048
Beloit WI CDA Series A (Tax Revenue)	1.25	6-1-2015	100,000	100,533
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,088
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	199,314
Delafield WI CDA St. John’s Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.60	6-1-2030	660,000	703,652
Delafield WI CDA St. John’s Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.70	6-1-2034	500,000	531,075
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue)	4.75	10-1-2020	100,000	101,315
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,757,085
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,831,223
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	4-1-2016	1,445,000	1,495,748
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	213,252
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,235,000	1,309,816
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	4.25	12-1-2015	50,000	52,367
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	268,593
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	365,000	392,806
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-2015	125,000	127,789
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	422,172
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,305
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	200,452
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,410
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	172,937
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	546,564
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,481,450
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	7-1-2022	1,050,000	1,062,033
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,573,308
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,839,956
Milwaukee WI RDA Science Education Consortium Incorporated (Education Revenue)	6.25	8-1-2043	2,100,000	2,173,290
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	53,328
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	932,849
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,206,520
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,053,990
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,673,306
Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12-1-2018	300,000	307,683
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.00	5-1-2014	70,000	70,014
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.20	5-1-2015	80,000	80,322
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,411
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	49,660
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2015	100,000	100,560
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	50,345
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	100,353
Platteville RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,078,370
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.96	10-1-2042	1,470,000	1,470,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	173,899
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	2,041,346

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50%	12-15-2018	$380,000	$451,299
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	120,717
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,439,900
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,926,384
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,763,287
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	158,177
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	317,031
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	231,453
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	260,223
Verona WI CDA Economic Improvements (Industrial Development Revenue)	4.30	2-1-2015	100,000	100,273
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	831,345
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	46,650
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	3.70	10-1-2014	250,000	136,200
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	57,670
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	0.96	12-1-2042	1,000,000	1,000,000
Waukesha WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	340,541
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	140,415
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	353,258
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	156,503
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	157,322
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	259,653
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	731,210
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	151,783
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	190,000	93,803
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2015	30,000	32,196
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2016	30,000	33,202
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	50,000	57,124
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,300,520
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,845,000	3,174,650
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	465,000	509,524
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	805,438
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	90,000	101,568
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	24,769
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.70	5-1-2047	90,000	88,090
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	290,000	289,997
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±	4.25	12-1-2035	1,960,000	2,049,944
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	3,485,000	3,670,855
Wisconsin Housing & EDA Series E (Housing Revenue)	4.90	11-1-2035	2,015,000	2,029,931
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	685,000	750,993

4

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin Refunding Bond of 2011 Series 1 (GO)		5.00%	5-1-2022	$1,225,000	$1,444,757
					71,824,554

Total Municipal Obligations (Cost $132,467,353)					135,263,678

Total investments in securities (Cost $132,467,353)*	97.61%				135,263,678
Other assets and liabilities, net	2.39				3,311,670

Total net assets	100.00%				$138,575,348

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is $132,463,493 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,316,523
Gross unrealized depreciation	(1,516,338)

Net unrealized appreciation	$2,800,185

5

Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$135,263,678	$0	$135,263,678

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage CoreBuilder Shares – Series M	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 92.07%
Alabama : 1.85%
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00%	10-1-2028	$3,500,000	$1,517,985
Jefferson County AL Sewer Revenue Warrants Series A (GO)	4.90	4-1-2021	895,000	957,373
				2,475,358

Arizona : 4.24%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	528,682
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	496,660
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	345,000	348,761
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,132,947
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	1,000,000	1,118,990
Salt Verde AZ Financial Corporation Project (Utilities Revenue) 144A	5.50	12-1-2037	1,000,000	1,011,850
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	85,000	85,672
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	530,870
Yavapai County AZ IDA AgriBusiness & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	427,013
				5,681,445

California : 9.11%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	4,880,000	4,028,977
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue)	6.25	2-1-2026	100,000	114,924
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,032,690
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,030,130
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	290,270
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	116,587
California Various Purposes (GO)	6.00	4-1-2038	200,000	232,608
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	500,000	222,195
Compton CA Community College Series A (GO, National Insured)	5.25	7-1-2019	15,000	15,165
Corona-Norca CA Unified School District Election of 2006 CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2039	130,000	128,067
Gilroy CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	27,756
Gilroy CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	66,739
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	57,282
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	150,000	158,159
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.61	11-15-2027	1,000,000	820,760
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	259,092
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	570,000	235,923
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	517,127
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	171,978
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.63	11-1-2038	500,000	388,735
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	106,673
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,089,320

1

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares – Series M

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
University of California Regents Medical Center Series J (Health Revenue)	5.25%	5-15-2038	$1,000,000	$1,090,720

				12,201,877
Colorado : 2.60%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2031	3,000,000	1,160,160
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	223,046
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	284,620
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	293,826
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	521,490
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,004,120
				3,487,262

Connecticut : 0.38%
Connecticut Securities Industry & Financial Markets Association Series A (Miscellaneous Revenue) ±	1.05	3-1-2025	525,000	516,149

District of Columbia : 0.67%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	303,712
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	80,000	85,758
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	513,911
				903,381

Florida : 7.10%
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	549,330
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	269,540
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	1,000,000	956,620
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,019,240
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	231,863
Martin County FL IDA Indiantown Cogeneration Project (Industrial Development Revenue)	4.20	12-15-2025	1,000,000	935,430
Miami-Dade County FL School Board Certificates of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,375,900
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,114,100
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,051,880
				9,503,903

Georgia : 0.04%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	51,520

2

Wells Fargo Advantage CoreBuilder Shares – Series M	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Guam : 2.67%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$365,000	$375,362
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	300,000	334,878
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,056,660
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	75,000	80,405
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	565,190
Guam Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	611,133
Guam Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	550,530
				3,574,158

Idaho : 0.62%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	111,285
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	461,130
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	252,633

				825,048
Illinois : 17.36%
Bureau County IL Township High School District #502 Series A (GO, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	850,020
Chicago IL Board of Education School Reform Board CAB Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	3,000,000	2,238,630
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	280,605
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	1,105,710
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	250,000	263,035
Chicago IL City Colleges Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2031	800,000	332,552
Chicago IL Emergency Telephone System Project (GO, National Insured)	5.50	1-1-2023	555,000	605,355
Chicago IL Library Project Series D (GO)	5.00	1-1-2021	440,000	476,841
Chicago IL Modern Schools Across Chicago Program Series A (GO)	4.00	12-1-2018	445,000	484,761
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	1,500,000	1,561,545
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,049,360
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	480,000	500,232
Chicago IL Series A (GO)	5.25	1-1-2021	275,000	303,144
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	585,910
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	1,500,000	1,510,005
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2018	300,000	313,176
Chicago IL Series C (GO)	4.00	1-1-2021	500,000	526,265
Chicago IL Series C (GO)	5.00	1-1-2034	1,000,000	993,720
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,049,020
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	1,000,000	1,048,610
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	1,000,000	1,089,080
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	414,959
Cook County IL Series A (GO)	5.00	11-15-2020	500,000	568,450
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	326,334
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	224,748
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	60,000	60,973
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	531,535
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	436,488
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2026	1,000,000	1,133,900
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	199,414

3

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares – Series M

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00%	1-1-2024	$350,000	$378,886
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	66,196
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	1,000,000	394,850
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	100,000	49,562
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	175,000	98,326
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	378,382
Sterling IL Whiteside County Alternate Revenue Source (GO)	4.00	11-1-2019	540,000	582,314
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2017	255,000	227,006
				23,239,899

Indiana : 2.54%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,010,260
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	665,869
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,447,340
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.10	11-15-2031	150,000	152,387
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	110,000	120,560
				3,396,416

Iowa : 0.37%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.50	12-1-2022	500,000	499,960

Kentucky : 0.43%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	578,130

Louisiana : 1.00%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	750,000	776,235
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	557,900
				1,334,135

Maine : 0.27%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	168,858
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	195,879
				364,737

Maryland : 0.10%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	135,183

Massachusetts : 0.18%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	115,138

4

Wells Fargo Advantage CoreBuilder Shares – Series M	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts Municipal Wholesale Electric Company Nuclear Mix #1 Series 1 (Utilities Revenue, National Insured) ±(m)(n)	0.11%	7-1-2014	$125,000	$121,563
				236,701

Michigan : 7.24%
Comstock MI Public Schools CAB (GO, Ambac Insured) ¤	0.00	5-1-2014	200,000	199,838
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	770,000	790,505
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGC/National Insured) ±	5.25	7-1-2022	250,000	251,090
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2019	125,000	92,210
Detroit MI Sewer Disposal System Authority CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2020	1,335,000	920,923
Detroit MI Sewer Disposal System Authority Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2021	730,000	723,525
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-2021	170,000	167,935
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	500,000	487,935
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2015	355,000	356,054
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	750,471
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2019	630,000	626,793
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	47,815
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	52,155
Michigan Public ECFA Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	160,000	103,995
Michigan Public Educational Facilities Landmark Academy Project (Education Revenue)	6.00	6-1-2020	480,000	493,123
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	469,550
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,586
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	871,531
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25	5-1-2030	1,000,000	1,067,380
Western Michigan University General Revenue & Refunding Bonds (Education Revenue)	5.25	11-15-2031	400,000	431,628
				9,691,042

Mississippi : 0.81%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,078,990

Missouri : 0.93%
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	500,000	500,140
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	743,738
				1,243,878

Nevada : 0.26%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	353,546

5

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares – Series M

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 2.60%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25%	11-1-2030	$1,490,000	$1,621,165
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	289,085
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	322,509
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	1,000,000	974,980
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	280,065
				3,487,804

New York : 2.62%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	512,850
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	169,466
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	584,005
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	200,000	197,500
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	522,423
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	530,640
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue) %%	5.00	5-1-2034	1,000,000	988,720
				3,505,604

Ohio : 0.17%
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	205,000	228,776

Oregon : 0.59%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	594,385
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	192,924
				787,309

Pennsylvania : 9.10%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	750,000	712,875
Allegheny County PA Series C-72 (GO)	5.25	12-1-2032	1,000,000	1,101,870
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ø	1.56	11-1-2039	750,000	750,225
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	333,587
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	505,000	505,040
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	95,000	95,015
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue) ±	0.91	6-1-2037	500,000	343,895
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,583,092
McKeesport PA Area School District CAB (GO, National Insured) ¤	0.00	10-1-2025	290,000	173,008
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.50	7-1-2026	580,000	558,441
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,000,000	1,021,940

6

Wells Fargo Advantage CoreBuilder Shares – Series M	Portfolio of investments — March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00%	6-15-2033	$1,000,000	$1,012,210
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	325,000	313,739
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	240,000	240,674
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	447,368
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	285,000	294,995
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	290,774
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,000,000	1,084,340
Reading PA Water Authority Revenue Bonds (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,320,100
				12,183,188

Puerto Rico : 0.14%
Puerto Rico Sales Tax Financing Corporation CAB First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-2023	375,000	182,779

Rhode Island : 1.48%
Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	581,078
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	1,400,000	1,400,084
				1,981,162

South Carolina : 1.02%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	100,000	101,887
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	255,847
South Carolina Jobs-Economic Development Authority York Preparatory Academy Project series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,012,580
				1,370,314

Tennessee : 2.43%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	125,000	140,121
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,216,446
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	1,750,000	1,902,600
				3,259,167

Texas : 6.99%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,249,125
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	995,379
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	350,000	380,380
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	225,000	228,796
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	160,000	171,690
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	425,000	428,825
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	383,947

7

Portfolio of investments — March 31, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares – Series M

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86%	9-15-2017	$375,000	$364,331
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,074,370
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	1,600,000	1,906,320
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	261,396
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	58,000
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,479,686
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	374,893
				9,357,138

Utah : 0.21%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	165,000	165,866
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	7-15-2015	115,000	116,078
				281,944

Vermont : 0.38%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24	12-3-2035	500,000	503,150

Virgin Islands : 1.82%
Virgin Islands PFA Matching Fund Loan Notes Cruzan Project Series A (Miscellaneous Revenue)	6.00	10-1-2039	50,000	51,844
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	200,000	208,470
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,119,470
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,000,000	1,056,130
				2,435,914

Washington : 0.40%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	536,365

Wisconsin : 1.35%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,030,091
Wisconsin PFA Charter School Voyager Foundation Project Series A (Education Revenue)	5.50	10-1-2022	780,000	780,000
				1,810,091

Total Municipal Obligations (Cost $120,456,140)				123,283,423

	Yield		Shares
Short-Term Investments : 8.02%
Investment Companies : 8.02%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		10,737,258	10,737,258

8

Wells Fargo Advantage CoreBuilder Shares – Series M	Portfolio of investments — March 31, 2014 (unaudited)

Total Short-Term Investments (Cost $10,737,258)		10,737,258

Total investments in securities (Cost $131,193,398)*	100.09%	134,020,681
Other assets and liabilities, net	(0.09)	(119,955)

Total net assets	100.00%	$133,900,726

¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
%%	Security issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $131,193,525 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,814,421
Gross unrealized depreciation	(987,265)

Net unrealized appreciation	$2,827,156

9

Wells Fargo Advantage CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – March 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$122,964,360	$319,063	$123,283,423

Short-term investments
Investment companies	10,737,258	0	0	10,737,258

	$10,737,258	$122,964,360	$319,063	$134,020,681

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: May 22, 2014

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date: May 22, 2014